UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-06102
MFS SERIES TRUST VI
(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199
(Address of principal executive offices) (Zip code)
Christopher R. Bohane
Massachusetts Financial Services Company
111 Huntington Avenue
Boston, Massachusetts 02199
(Name and address of agents for service)
Registrant's telephone number, including area code:
(617) 954-5000
Date of fiscal year end:
October 31
Date of reporting period:
October 31, 2024
ITEM 1.  REPORTS TO STOCKHOLDERS.
Item 1(a):

MFS® Utilities Fund
Class A-MMUFX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Utilities Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$114	1.00%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended October 31, 2024, Class A shares of the MFS Utilities Fund (fund) provided a total return of 28.99%, at net asset value. This compares with a return of 38.02% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the Standard & Poor's 500 Utilities Index, generated a return of 38.59%.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Top contributors to performance relative to the Standard & Poor’s 500 Utilities Index:
    The fund's underweight position in the water utilities industry contributed to relative returns.
    During the reporting period, the fund's relative currency exposure, resulting primarily from differences between the fund's and the benchmark's exposures to holdings of securities denominated in foreign currencies, was another contributor to relative performance.
  Top detractors from performance relative to the Standard & Poor’s 500 Utilities Index:
    Stock selection within the electric power industry detracted from relative performance.
    Stock selection and, to a lesser extent, an overweight position in the energy - renewables industry weakened relative performance. Additionally, the fund’s allocation to the wireless communications industry, for which the benchmark has no exposure, further dampened relative results.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 10/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	28.99%	7.10%	6.46%
A with initial sales charge (5.75%)	21.57%	5.84%	5.84%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	38.02%	15.27%	13.00%
Standard & Poor's 500 Utilities Index ∆	38.59%	7.93%	9.45%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/a for more recent performance information.
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	2,690,986,581	Total Management Fee ($)#:	15,041,523
Total Number of Holdings:	38	Portfolio Turnover Rate (%):	6
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio structure
Equities	99.5%
Money Market Funds	0.5%
Top ten holdings
NextEra Energy, Inc.	12.8%
PG&E Corp.	7.0%
Constellation Energy	6.9%
DTE Energy Co.	4.7%
Sempra Energy	4.6%
Dominion Energy, Inc.	4.4%
Xcel Energy, Inc.	4.2%
Southern Co.	4.2%
Ameren Corp.	4.2%
Edison International	4.1%
Top five industries
Utilities - Electric Power	86.4%
Telecommunications - Wireless	5.9%
Energy - Renewables	3.1%
Natural Gas - Distribution	2.6%
Utilities - Water	1.5%
Issuer country weightings
United States	80.2%
United Kingdom	4.8%
Portugal	3.5%
Germany	3.5%
Spain	2.3%
Italy	2.3%
Canada	0.9%
Denmark	0.7%
Greece	0.5%
Other Countries	1.3%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MMUA-ANN
"Standard & Poor's®" and "S&P®" are registered trademarks of Standard & Poor's Financial Services LLC ("S&P") and Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and sublicensed for certain purposes by MFS. The S&P 500® is a product of S&P Dow Jones Indices LLC, and has been licensed for use by MFS. MFS's product(s) is not sponsored, endorsed, sold, or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or their respective affiliates, and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in such product(s).

MFS® Utilities Fund
Class B-MMUBX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Utilities Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$200	1.75%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended October 31, 2024, Class B shares of the MFS Utilities Fund (fund) provided a total return of 28.05%, at net asset value. This compares with a return of 38.02% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the Standard & Poor's 500 Utilities Index, generated a return of 38.59%.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Top contributors to performance relative to the Standard & Poor’s 500 Utilities Index:
    The fund's underweight position in the water utilities industry contributed to relative returns.
    During the reporting period, the fund's relative currency exposure, resulting primarily from differences between the fund's and the benchmark's exposures to holdings of securities denominated in foreign currencies, was another contributor to relative performance.
  Top detractors from performance relative to the Standard & Poor’s 500 Utilities Index:
    Stock selection within the electric power industry detracted from relative performance.
    Stock selection and, to a lesser extent, an overweight position in the energy - renewables industry weakened relative performance. Additionally, the fund’s allocation to the wireless communications industry, for which the benchmark has no exposure, further dampened relative results.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 10/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	28.05%	6.30%	5.67%
B with CDSC (declining over six years from 4% to 0%)×	24.05%	5.99%	5.67%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	38.02%	15.27%	13.00%
Standard & Poor's 500 Utilities Index ∆	38.59%	7.93%	9.45%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/b for more recent performance information.
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	2,690,986,581	Total Management Fee ($)#:	15,041,523
Total Number of Holdings:	38	Portfolio Turnover Rate (%):	6
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio structure
Equities	99.5%
Money Market Funds	0.5%
Top ten holdings
NextEra Energy, Inc.	12.8%
PG&E Corp.	7.0%
Constellation Energy	6.9%
DTE Energy Co.	4.7%
Sempra Energy	4.6%
Dominion Energy, Inc.	4.4%
Xcel Energy, Inc.	4.2%
Southern Co.	4.2%
Ameren Corp.	4.2%
Edison International	4.1%
Top five industries
Utilities - Electric Power	86.4%
Telecommunications - Wireless	5.9%
Energy - Renewables	3.1%
Natural Gas - Distribution	2.6%
Utilities - Water	1.5%
Issuer country weightings
United States	80.2%
United Kingdom	4.8%
Portugal	3.5%
Germany	3.5%
Spain	2.3%
Italy	2.3%
Canada	0.9%
Denmark	0.7%
Greece	0.5%
Other Countries	1.3%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MMUB-ANN
"Standard & Poor's®" and "S&P®" are registered trademarks of Standard & Poor's Financial Services LLC ("S&P") and Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and sublicensed for certain purposes by MFS. The S&P 500® is a product of S&P Dow Jones Indices LLC, and has been licensed for use by MFS. MFS's product(s) is not sponsored, endorsed, sold, or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or their respective affiliates, and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in such product(s).

MFS® Utilities Fund
Class C-MMUCX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Utilities Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$200	1.75%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended October 31, 2024, Class C shares of the MFS Utilities Fund (fund) provided a total return of 28.06%, at net asset value. This compares with a return of 38.02% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the Standard & Poor's 500 Utilities Index, generated a return of 38.59%.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Top contributors to performance relative to the Standard & Poor’s 500 Utilities Index:
    The fund's underweight position in the water utilities industry contributed to relative returns.
    During the reporting period, the fund's relative currency exposure, resulting primarily from differences between the fund's and the benchmark's exposures to holdings of securities denominated in foreign currencies, was another contributor to relative performance.
  Top detractors from performance relative to the Standard & Poor’s 500 Utilities Index:
    Stock selection within the electric power industry detracted from relative performance.
    Stock selection and, to a lesser extent, an overweight position in the energy - renewables industry weakened relative performance. Additionally, the fund’s allocation to the wireless communications industry, for which the benchmark has no exposure, further dampened relative results.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 10/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	28.06%	6.30%	5.67%
C with CDSC (1% for 12 months)×	27.06%	6.30%	5.67%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	38.02%	15.27%	13.00%
Standard & Poor's 500 Utilities Index ∆	38.59%	7.93%	9.45%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/c for more recent performance information.
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	2,690,986,581	Total Management Fee ($)#:	15,041,523
Total Number of Holdings:	38	Portfolio Turnover Rate (%):	6
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio structure
Equities	99.5%
Money Market Funds	0.5%
Top ten holdings
NextEra Energy, Inc.	12.8%
PG&E Corp.	7.0%
Constellation Energy	6.9%
DTE Energy Co.	4.7%
Sempra Energy	4.6%
Dominion Energy, Inc.	4.4%
Xcel Energy, Inc.	4.2%
Southern Co.	4.2%
Ameren Corp.	4.2%
Edison International	4.1%
Top five industries
Utilities - Electric Power	86.4%
Telecommunications - Wireless	5.9%
Energy - Renewables	3.1%
Natural Gas - Distribution	2.6%
Utilities - Water	1.5%
Issuer country weightings
United States	80.2%
United Kingdom	4.8%
Portugal	3.5%
Germany	3.5%
Spain	2.3%
Italy	2.3%
Canada	0.9%
Denmark	0.7%
Greece	0.5%
Other Countries	1.3%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MMUC-ANN
"Standard & Poor's®" and "S&P®" are registered trademarks of Standard & Poor's Financial Services LLC ("S&P") and Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and sublicensed for certain purposes by MFS. The S&P 500® is a product of S&P Dow Jones Indices LLC, and has been licensed for use by MFS. MFS's product(s) is not sponsored, endorsed, sold, or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or their respective affiliates, and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in such product(s).

MFS® Utilities Fund
Class I-MMUIX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Utilities Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$86	0.75%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended October 31, 2024, Class I shares of the MFS Utilities Fund (fund) provided a total return of 29.35%, at net asset value. This compares with a return of 38.02% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the Standard & Poor's 500 Utilities Index, generated a return of 38.59%.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Top contributors to performance relative to the Standard & Poor’s 500 Utilities Index:
    The fund's underweight position in the water utilities industry contributed to relative returns.
    During the reporting period, the fund's relative currency exposure, resulting primarily from differences between the fund's and the benchmark's exposures to holdings of securities denominated in foreign currencies, was another contributor to relative performance.
  Top detractors from performance relative to the Standard & Poor’s 500 Utilities Index:
    Stock selection within the electric power industry detracted from relative performance.
    Stock selection and, to a lesser extent, an overweight position in the energy - renewables industry weakened relative performance. Additionally, the fund’s allocation to the wireless communications industry, for which the benchmark has no exposure, further dampened relative results.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 10/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	29.35%	7.37%	6.73%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	38.02%	15.27%	13.00%
Standard & Poor's 500 Utilities Index ∆	38.59%	7.93%	9.45%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/i for more recent performance information.
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	2,690,986,581	Total Management Fee ($)#:	15,041,523
Total Number of Holdings:	38	Portfolio Turnover Rate (%):	6
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio structure
Equities	99.5%
Money Market Funds	0.5%
Top ten holdings
NextEra Energy, Inc.	12.8%
PG&E Corp.	7.0%
Constellation Energy	6.9%
DTE Energy Co.	4.7%
Sempra Energy	4.6%
Dominion Energy, Inc.	4.4%
Xcel Energy, Inc.	4.2%
Southern Co.	4.2%
Ameren Corp.	4.2%
Edison International	4.1%
Top five industries
Utilities - Electric Power	86.4%
Telecommunications - Wireless	5.9%
Energy - Renewables	3.1%
Natural Gas - Distribution	2.6%
Utilities - Water	1.5%
Issuer country weightings
United States	80.2%
United Kingdom	4.8%
Portugal	3.5%
Germany	3.5%
Spain	2.3%
Italy	2.3%
Canada	0.9%
Denmark	0.7%
Greece	0.5%
Other Countries	1.3%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MMUI-ANN
"Standard & Poor's®" and "S&P®" are registered trademarks of Standard & Poor's Financial Services LLC ("S&P") and Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and sublicensed for certain purposes by MFS. The S&P 500® is a product of S&P Dow Jones Indices LLC, and has been licensed for use by MFS. MFS's product(s) is not sponsored, endorsed, sold, or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or their respective affiliates, and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in such product(s).

MFS® Utilities Fund
Class R1-MMUGX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Utilities Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R1	$200	1.75%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended October 31, 2024, Class R1 shares of the MFS Utilities Fund (fund) provided a total return of 28.05%, at net asset value. This compares with a return of 38.02% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the Standard & Poor's 500 Utilities Index, generated a return of 38.59%.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Top contributors to performance relative to the Standard & Poor’s 500 Utilities Index:
    The fund's underweight position in the water utilities industry contributed to relative returns.
    During the reporting period, the fund's relative currency exposure, resulting primarily from differences between the fund's and the benchmark's exposures to holdings of securities denominated in foreign currencies, was another contributor to relative performance.
  Top detractors from performance relative to the Standard & Poor’s 500 Utilities Index:
    Stock selection within the electric power industry detracted from relative performance.
    Stock selection and, to a lesser extent, an overweight position in the energy - renewables industry weakened relative performance. Additionally, the fund’s allocation to the wireless communications industry, for which the benchmark has no exposure, further dampened relative results.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 10/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R1 without sales charge	28.05%	6.30%	5.67%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	38.02%	15.27%	13.00%
Standard & Poor's 500 Utilities Index ∆	38.59%	7.93%	9.45%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r1 for more recent performance information.
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	2,690,986,581	Total Management Fee ($)#:	15,041,523
Total Number of Holdings:	38	Portfolio Turnover Rate (%):	6
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio structure
Equities	99.5%
Money Market Funds	0.5%
Top ten holdings
NextEra Energy, Inc.	12.8%
PG&E Corp.	7.0%
Constellation Energy	6.9%
DTE Energy Co.	4.7%
Sempra Energy	4.6%
Dominion Energy, Inc.	4.4%
Xcel Energy, Inc.	4.2%
Southern Co.	4.2%
Ameren Corp.	4.2%
Edison International	4.1%
Top five industries
Utilities - Electric Power	86.4%
Telecommunications - Wireless	5.9%
Energy - Renewables	3.1%
Natural Gas - Distribution	2.6%
Utilities - Water	1.5%
Issuer country weightings
United States	80.2%
United Kingdom	4.8%
Portugal	3.5%
Germany	3.5%
Spain	2.3%
Italy	2.3%
Canada	0.9%
Denmark	0.7%
Greece	0.5%
Other Countries	1.3%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MMUR1-ANN
"Standard & Poor's®" and "S&P®" are registered trademarks of Standard & Poor's Financial Services LLC ("S&P") and Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and sublicensed for certain purposes by MFS. The S&P 500® is a product of S&P Dow Jones Indices LLC, and has been licensed for use by MFS. MFS's product(s) is not sponsored, endorsed, sold, or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or their respective affiliates, and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in such product(s).

MFS® Utilities Fund
Class R2-MURRX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Utilities Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R2	$143	1.25%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended October 31, 2024, Class R2 shares of the MFS Utilities Fund (fund) provided a total return of 28.71%, at net asset value. This compares with a return of 38.02% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the Standard & Poor's 500 Utilities Index, generated a return of 38.59%.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Top contributors to performance relative to the Standard & Poor’s 500 Utilities Index:
    The fund's underweight position in the water utilities industry contributed to relative returns.
    During the reporting period, the fund's relative currency exposure, resulting primarily from differences between the fund's and the benchmark's exposures to holdings of securities denominated in foreign currencies, was another contributor to relative performance.
  Top detractors from performance relative to the Standard & Poor’s 500 Utilities Index:
    Stock selection within the electric power industry detracted from relative performance.
    Stock selection and, to a lesser extent, an overweight position in the energy - renewables industry weakened relative performance. Additionally, the fund’s allocation to the wireless communications industry, for which the benchmark has no exposure, further dampened relative results.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 10/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R2 without sales charge	28.71%	6.83%	6.20%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	38.02%	15.27%	13.00%
Standard & Poor's 500 Utilities Index ∆	38.59%	7.93%	9.45%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r2 for more recent performance information.
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	2,690,986,581	Total Management Fee ($)#:	15,041,523
Total Number of Holdings:	38	Portfolio Turnover Rate (%):	6
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio structure
Equities	99.5%
Money Market Funds	0.5%
Top ten holdings
NextEra Energy, Inc.	12.8%
PG&E Corp.	7.0%
Constellation Energy	6.9%
DTE Energy Co.	4.7%
Sempra Energy	4.6%
Dominion Energy, Inc.	4.4%
Xcel Energy, Inc.	4.2%
Southern Co.	4.2%
Ameren Corp.	4.2%
Edison International	4.1%
Top five industries
Utilities - Electric Power	86.4%
Telecommunications - Wireless	5.9%
Energy - Renewables	3.1%
Natural Gas - Distribution	2.6%
Utilities - Water	1.5%
Issuer country weightings
United States	80.2%
United Kingdom	4.8%
Portugal	3.5%
Germany	3.5%
Spain	2.3%
Italy	2.3%
Canada	0.9%
Denmark	0.7%
Greece	0.5%
Other Countries	1.3%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MMUR2-ANN
"Standard & Poor's®" and "S&P®" are registered trademarks of Standard & Poor's Financial Services LLC ("S&P") and Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and sublicensed for certain purposes by MFS. The S&P 500® is a product of S&P Dow Jones Indices LLC, and has been licensed for use by MFS. MFS's product(s) is not sponsored, endorsed, sold, or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or their respective affiliates, and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in such product(s).

MFS® Utilities Fund
Class R3-MMUHX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Utilities Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R3	$115	1.00%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended October 31, 2024, Class R3 shares of the MFS Utilities Fund (fund) provided a total return of 29.01%, at net asset value. This compares with a return of 38.02% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the Standard & Poor's 500 Utilities Index, generated a return of 38.59%.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Top contributors to performance relative to the Standard & Poor’s 500 Utilities Index:
    The fund's underweight position in the water utilities industry contributed to relative returns.
    During the reporting period, the fund's relative currency exposure, resulting primarily from differences between the fund's and the benchmark's exposures to holdings of securities denominated in foreign currencies, was another contributor to relative performance.
  Top detractors from performance relative to the Standard & Poor’s 500 Utilities Index:
    Stock selection within the electric power industry detracted from relative performance.
    Stock selection and, to a lesser extent, an overweight position in the energy - renewables industry weakened relative performance. Additionally, the fund’s allocation to the wireless communications industry, for which the benchmark has no exposure, further dampened relative results.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 10/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R3 without sales charge	29.01%	7.10%	6.46%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	38.02%	15.27%	13.00%
Standard & Poor's 500 Utilities Index ∆	38.59%	7.93%	9.45%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r3 for more recent performance information.
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	2,690,986,581	Total Management Fee ($)#:	15,041,523
Total Number of Holdings:	38	Portfolio Turnover Rate (%):	6
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio structure
Equities	99.5%
Money Market Funds	0.5%
Top ten holdings
NextEra Energy, Inc.	12.8%
PG&E Corp.	7.0%
Constellation Energy	6.9%
DTE Energy Co.	4.7%
Sempra Energy	4.6%
Dominion Energy, Inc.	4.4%
Xcel Energy, Inc.	4.2%
Southern Co.	4.2%
Ameren Corp.	4.2%
Edison International	4.1%
Top five industries
Utilities - Electric Power	86.4%
Telecommunications - Wireless	5.9%
Energy - Renewables	3.1%
Natural Gas - Distribution	2.6%
Utilities - Water	1.5%
Issuer country weightings
United States	80.2%
United Kingdom	4.8%
Portugal	3.5%
Germany	3.5%
Spain	2.3%
Italy	2.3%
Canada	0.9%
Denmark	0.7%
Greece	0.5%
Other Countries	1.3%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MMUR3-ANN
"Standard & Poor's®" and "S&P®" are registered trademarks of Standard & Poor's Financial Services LLC ("S&P") and Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and sublicensed for certain purposes by MFS. The S&P 500® is a product of S&P Dow Jones Indices LLC, and has been licensed for use by MFS. MFS's product(s) is not sponsored, endorsed, sold, or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or their respective affiliates, and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in such product(s).

MFS® Utilities Fund
Class R4-MMUJX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Utilities Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R4	$86	0.75%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended October 31, 2024, Class R4 shares of the MFS Utilities Fund (fund) provided a total return of 29.31%, at net asset value. This compares with a return of 38.02% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the Standard & Poor's 500 Utilities Index, generated a return of 38.59%.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Top contributors to performance relative to the Standard & Poor’s 500 Utilities Index:
    The fund's underweight position in the water utilities industry contributed to relative returns.
    During the reporting period, the fund's relative currency exposure, resulting primarily from differences between the fund's and the benchmark's exposures to holdings of securities denominated in foreign currencies, was another contributor to relative performance.
  Top detractors from performance relative to the Standard & Poor’s 500 Utilities Index:
    Stock selection within the electric power industry detracted from relative performance.
    Stock selection and, to a lesser extent, an overweight position in the energy - renewables industry weakened relative performance. Additionally, the fund’s allocation to the wireless communications industry, for which the benchmark has no exposure, further dampened relative results.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 10/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R4 without sales charge	29.31%	7.37%	6.73%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	38.02%	15.27%	13.00%
Standard & Poor's 500 Utilities Index ∆	38.59%	7.93%	9.45%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r4 for more recent performance information.
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	2,690,986,581	Total Management Fee ($)#:	15,041,523
Total Number of Holdings:	38	Portfolio Turnover Rate (%):	6
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio structure
Equities	99.5%
Money Market Funds	0.5%
Top ten holdings
NextEra Energy, Inc.	12.8%
PG&E Corp.	7.0%
Constellation Energy	6.9%
DTE Energy Co.	4.7%
Sempra Energy	4.6%
Dominion Energy, Inc.	4.4%
Xcel Energy, Inc.	4.2%
Southern Co.	4.2%
Ameren Corp.	4.2%
Edison International	4.1%
Top five industries
Utilities - Electric Power	86.4%
Telecommunications - Wireless	5.9%
Energy - Renewables	3.1%
Natural Gas - Distribution	2.6%
Utilities - Water	1.5%
Issuer country weightings
United States	80.2%
United Kingdom	4.8%
Portugal	3.5%
Germany	3.5%
Spain	2.3%
Italy	2.3%
Canada	0.9%
Denmark	0.7%
Greece	0.5%
Other Countries	1.3%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MMUR4-ANN
"Standard & Poor's®" and "S&P®" are registered trademarks of Standard & Poor's Financial Services LLC ("S&P") and Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and sublicensed for certain purposes by MFS. The S&P 500® is a product of S&P Dow Jones Indices LLC, and has been licensed for use by MFS. MFS's product(s) is not sponsored, endorsed, sold, or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or their respective affiliates, and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in such product(s).

MFS® Utilities Fund
Class R6-MMUKX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Utilities Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$76	0.66%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended October 31, 2024, Class R6 shares of the MFS Utilities Fund (fund) provided a total return of 29.51%, at net asset value. This compares with a return of 38.02% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the Standard & Poor's 500 Utilities Index, generated a return of 38.59%.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Top contributors to performance relative to the Standard & Poor’s 500 Utilities Index:
    The fund's underweight position in the water utilities industry contributed to relative returns.
    During the reporting period, the fund's relative currency exposure, resulting primarily from differences between the fund's and the benchmark's exposures to holdings of securities denominated in foreign currencies, was another contributor to relative performance.
  Top detractors from performance relative to the Standard & Poor’s 500 Utilities Index:
    Stock selection within the electric power industry detracted from relative performance.
    Stock selection and, to a lesser extent, an overweight position in the energy - renewables industry weakened relative performance. Additionally, the fund’s allocation to the wireless communications industry, for which the benchmark has no exposure, further dampened relative results.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 10/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R6 without sales charge	29.51%	7.47%	6.83%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	38.02%	15.27%	13.00%
Standard & Poor's 500 Utilities Index ∆	38.59%	7.93%	9.45%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r6 for more recent performance information.
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	2,690,986,581	Total Management Fee ($)#:	15,041,523
Total Number of Holdings:	38	Portfolio Turnover Rate (%):	6
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio structure
Equities	99.5%
Money Market Funds	0.5%
Top ten holdings
NextEra Energy, Inc.	12.8%
PG&E Corp.	7.0%
Constellation Energy	6.9%
DTE Energy Co.	4.7%
Sempra Energy	4.6%
Dominion Energy, Inc.	4.4%
Xcel Energy, Inc.	4.2%
Southern Co.	4.2%
Ameren Corp.	4.2%
Edison International	4.1%
Top five industries
Utilities - Electric Power	86.4%
Telecommunications - Wireless	5.9%
Energy - Renewables	3.1%
Natural Gas - Distribution	2.6%
Utilities - Water	1.5%
Issuer country weightings
United States	80.2%
United Kingdom	4.8%
Portugal	3.5%
Germany	3.5%
Spain	2.3%
Italy	2.3%
Canada	0.9%
Denmark	0.7%
Greece	0.5%
Other Countries	1.3%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MMUR6-ANN
"Standard & Poor's®" and "S&P®" are registered trademarks of Standard & Poor's Financial Services LLC ("S&P") and Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and sublicensed for certain purposes by MFS. The S&P 500® is a product of S&P Dow Jones Indices LLC, and has been licensed for use by MFS. MFS's product(s) is not sponsored, endorsed, sold, or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or their respective affiliates, and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in such product(s).

MFS® Global Equity Fund
Class A-MWEFX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Global Equity Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
This report describes changes to the Fund that occurred during the reporting period.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$130	1.16%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended October 31, 2024, Class A shares of the MFS Global Equity Fund (fund) provided a total return of 23.42%, at net asset value. This compares with a return of 33.68% for the fund’s benchmark, the MSCI World Index (net div).
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Top contributors to performance relative to the MSCI World Index:
    Not owning any stocks within the energy sector contributed to relative returns.
    Security selection within the health care sector also benefited relative performance. During the reporting period, the fund's relative currency exposure, resulting primarily from differences between the fund's and the benchmark's exposures to holdings of securities denominated in foreign currencies, was another contributor to relative performance.
  Top detractors from performance relative to the MSCI World Index:
    Stock selection and an underweight position in the information technology sector held back relative returns. Additionally, stock selection and an overweight position in the consumer staples sector detracted from relative performance.
    Stock selection within both the communication services and consumer discretionary sectors also weakened relative results.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 10/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	23.42%	7.28%	7.66%
A with initial sales charge (5.75%)	16.32%	6.02%	7.02%
Comparative Benchmark(s)
MSCI World Index (net div) ∆	33.68%	12.03%	9.78%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/a for more recent performance information.
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	2,447,391,953	Total Management Fee ($)#:	19,644,283
Total Number of Holdings:	85	Portfolio Turnover Rate (%):	18
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio structure
Equities	99.1%
Money Market Funds	0.9%
Top ten holdings
Visa, Inc., "A"	3.0%
Schneider Electric SE	2.6%
Charles Schwab Corp.	2.6%
Medtronic PLC	2.4%
Willis Towers Watson PLC	2.3%
Alphabet, Inc., "A"	2.3%
Thermo Fisher Scientific, Inc.	2.2%
Comcast Corp., "A"	2.2%
Microsoft Corp.	2.1%
Roche Holding AG	2.0%
Issuer country weightings
United States	54.5%
France	10.9%
United Kingdom	8.9%
Switzerland	7.6%
Spain	3.4%
Germany	3.2%
Canada	3.0%
Japan	2.5%
Netherlands	2.2%
Other Countries	3.8%
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since November 1, 2023. For more complete information, you may review the fund's next prospectus, which we expect to be available on February 28, 2025 at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective August 1, 2024, for Class A shares, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total operating expenses do not exceed 1.16% annually of the class’s average daily net assets. This written agreement will continue until modified by the fund’s Board Trustees, but such agreement will continue at least until February 28, 2026.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
LGEA-ANN
Morgan Stanley Capital International (“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

MFS® Global Equity Fund
Class B-MWEBX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Global Equity Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
This report describes changes to the Fund that occurred during the reporting period.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$211	1.90%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended October 31, 2024, Class B shares of the MFS Global Equity Fund (fund) provided a total return of 22.50%, at net asset value. This compares with a return of 33.68% for the fund’s benchmark, the MSCI World Index (net div).
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Top contributors to performance relative to the MSCI World Index:
    Not owning any stocks within the energy sector contributed to relative returns.
    Security selection within the health care sector also benefited relative performance. During the reporting period, the fund's relative currency exposure, resulting primarily from differences between the fund's and the benchmark's exposures to holdings of securities denominated in foreign currencies, was another contributor to relative performance.
  Top detractors from performance relative to the MSCI World Index:
    Stock selection and an underweight position in the information technology sector held back relative returns. Additionally, stock selection and an overweight position in the consumer staples sector detracted from relative performance.
    Stock selection within both the communication services and consumer discretionary sectors also weakened relative results.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 10/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	22.50%	6.48%	6.85%
B with CDSC (declining over six years from 4% to 0%)×	18.50%	6.17%	6.85%
Comparative Benchmark(s)
MSCI World Index (net div) ∆	33.68%	12.03%	9.78%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
If the 1-year without sales charge return included adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles, the return would be 22.54%.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/b for more recent performance information.
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	2,447,391,953	Total Management Fee ($)#:	19,644,283
Total Number of Holdings:	85	Portfolio Turnover Rate (%):	18
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio structure
Equities	99.1%
Money Market Funds	0.9%
Top ten holdings
Visa, Inc., "A"	3.0%
Schneider Electric SE	2.6%
Charles Schwab Corp.	2.6%
Medtronic PLC	2.4%
Willis Towers Watson PLC	2.3%
Alphabet, Inc., "A"	2.3%
Thermo Fisher Scientific, Inc.	2.2%
Comcast Corp., "A"	2.2%
Microsoft Corp.	2.1%
Roche Holding AG	2.0%
Issuer country weightings
United States	54.5%
France	10.9%
United Kingdom	8.9%
Switzerland	7.6%
Spain	3.4%
Germany	3.2%
Canada	3.0%
Japan	2.5%
Netherlands	2.2%
Other Countries	3.8%
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since November 1, 2023. For more complete information, you may review the fund's next prospectus, which we expect to be available on February 28, 2025 at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective August 1, 2024, for Class B shares, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total operating expenses do not exceed 1.91% annually of the class’s average daily net assets. This written agreement will continue until modified by the fund’s Board Trustees, but such agreement will continue at least until February 28, 2026.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
LGEB-ANN
Morgan Stanley Capital International (“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

MFS® Global Equity Fund
Class C-MWECX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Global Equity Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
This report describes changes to the Fund that occurred during the reporting period.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$213	1.91%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended October 31, 2024, Class C shares of the MFS Global Equity Fund (fund) provided a total return of 22.53%, at net asset value. This compares with a return of 33.68% for the fund’s benchmark, the MSCI World Index (net div).
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Top contributors to performance relative to the MSCI World Index:
    Not owning any stocks within the energy sector contributed to relative returns.
    Security selection within the health care sector also benefited relative performance. During the reporting period, the fund's relative currency exposure, resulting primarily from differences between the fund's and the benchmark's exposures to holdings of securities denominated in foreign currencies, was another contributor to relative performance.
  Top detractors from performance relative to the MSCI World Index:
    Stock selection and an underweight position in the information technology sector held back relative returns. Additionally, stock selection and an overweight position in the consumer staples sector detracted from relative performance.
    Stock selection within both the communication services and consumer discretionary sectors also weakened relative results.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 10/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	22.53%	6.48%	6.85%
C with CDSC (1% for 12 months)×	21.53%	6.48%	6.85%
Comparative Benchmark(s)
MSCI World Index (net div) ∆	33.68%	12.03%	9.78%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/c for more recent performance information.
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	2,447,391,953	Total Management Fee ($)#:	19,644,283
Total Number of Holdings:	85	Portfolio Turnover Rate (%):	18
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio structure
Equities	99.1%
Money Market Funds	0.9%
Top ten holdings
Visa, Inc., "A"	3.0%
Schneider Electric SE	2.6%
Charles Schwab Corp.	2.6%
Medtronic PLC	2.4%
Willis Towers Watson PLC	2.3%
Alphabet, Inc., "A"	2.3%
Thermo Fisher Scientific, Inc.	2.2%
Comcast Corp., "A"	2.2%
Microsoft Corp.	2.1%
Roche Holding AG	2.0%
Issuer country weightings
United States	54.5%
France	10.9%
United Kingdom	8.9%
Switzerland	7.6%
Spain	3.4%
Germany	3.2%
Canada	3.0%
Japan	2.5%
Netherlands	2.2%
Other Countries	3.8%
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since November 1, 2023. For more complete information, you may review the fund's next prospectus, which we expect to be available on February 28, 2025 at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective August 1, 2024, for Class C shares, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total operating expenses do not exceed 1.91% annually of the class’s average daily net assets. This written agreement will continue until modified by the fund’s Board Trustees, but such agreement will continue at least until February 28, 2026.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
LGEC-ANN
Morgan Stanley Capital International (“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

MFS® Global Equity Fund
Class I-MWEIX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Global Equity Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
This report describes changes to the Fund that occurred during the reporting period.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$102	0.91%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended October 31, 2024, Class I shares of the MFS Global Equity Fund (fund) provided a total return of 23.76%, at net asset value. This compares with a return of 33.68% for the fund’s benchmark, the MSCI World Index (net div).
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Top contributors to performance relative to the MSCI World Index:
    Not owning any stocks within the energy sector contributed to relative returns.
    Security selection within the health care sector also benefited relative performance. During the reporting period, the fund's relative currency exposure, resulting primarily from differences between the fund's and the benchmark's exposures to holdings of securities denominated in foreign currencies, was another contributor to relative performance.
  Top detractors from performance relative to the MSCI World Index:
    Stock selection and an underweight position in the information technology sector held back relative returns. Additionally, stock selection and an overweight position in the consumer staples sector detracted from relative performance.
    Stock selection within both the communication services and consumer discretionary sectors also weakened relative results.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 10/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	23.76%	7.55%	7.92%
Comparative Benchmark(s)
MSCI World Index (net div) ∆	33.68%	12.03%	9.78%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/i for more recent performance information.
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	2,447,391,953	Total Management Fee ($)#:	19,644,283
Total Number of Holdings:	85	Portfolio Turnover Rate (%):	18
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio structure
Equities	99.1%
Money Market Funds	0.9%
Top ten holdings
Visa, Inc., "A"	3.0%
Schneider Electric SE	2.6%
Charles Schwab Corp.	2.6%
Medtronic PLC	2.4%
Willis Towers Watson PLC	2.3%
Alphabet, Inc., "A"	2.3%
Thermo Fisher Scientific, Inc.	2.2%
Comcast Corp., "A"	2.2%
Microsoft Corp.	2.1%
Roche Holding AG	2.0%
Issuer country weightings
United States	54.5%
France	10.9%
United Kingdom	8.9%
Switzerland	7.6%
Spain	3.4%
Germany	3.2%
Canada	3.0%
Japan	2.5%
Netherlands	2.2%
Other Countries	3.8%
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since November 1, 2023. For more complete information, you may review the fund's next prospectus, which we expect to be available on February 28, 2025 at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective August 1, 2024, for Class I shares, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total operating expenses do not exceed 0.91% annually of the class’s average daily net assets. This written agreement will continue until modified by the fund’s Board Trustees, but such agreement will continue at least until February 28, 2026.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
LGEI-ANN
Morgan Stanley Capital International (“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

MFS® Global Equity Fund
Class R1-MWEGX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Global Equity Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
This report describes changes to the Fund that occurred during the reporting period.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R1	$212	1.91%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended October 31, 2024, Class R1 shares of the MFS Global Equity Fund (fund) provided a total return of 22.50%, at net asset value. This compares with a return of 33.68% for the fund’s benchmark, the MSCI World Index (net div).
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Top contributors to performance relative to the MSCI World Index:
    Not owning any stocks within the energy sector contributed to relative returns.
    Security selection within the health care sector also benefited relative performance. During the reporting period, the fund's relative currency exposure, resulting primarily from differences between the fund's and the benchmark's exposures to holdings of securities denominated in foreign currencies, was another contributor to relative performance.
  Top detractors from performance relative to the MSCI World Index:
    Stock selection and an underweight position in the information technology sector held back relative returns. Additionally, stock selection and an overweight position in the consumer staples sector detracted from relative performance.
    Stock selection within both the communication services and consumer discretionary sectors also weakened relative results.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 10/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R1 without sales charge	22.50%	6.48%	6.85%
Comparative Benchmark(s)
MSCI World Index (net div) ∆	33.68%	12.03%	9.78%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r1 for more recent performance information.
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	2,447,391,953	Total Management Fee ($)#:	19,644,283
Total Number of Holdings:	85	Portfolio Turnover Rate (%):	18
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio structure
Equities	99.1%
Money Market Funds	0.9%
Top ten holdings
Visa, Inc., "A"	3.0%
Schneider Electric SE	2.6%
Charles Schwab Corp.	2.6%
Medtronic PLC	2.4%
Willis Towers Watson PLC	2.3%
Alphabet, Inc., "A"	2.3%
Thermo Fisher Scientific, Inc.	2.2%
Comcast Corp., "A"	2.2%
Microsoft Corp.	2.1%
Roche Holding AG	2.0%
Issuer country weightings
United States	54.5%
France	10.9%
United Kingdom	8.9%
Switzerland	7.6%
Spain	3.4%
Germany	3.2%
Canada	3.0%
Japan	2.5%
Netherlands	2.2%
Other Countries	3.8%
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since November 1, 2023. For more complete information, you may review the fund's next prospectus, which we expect to be available on February 28, 2025 at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective August 1, 2024, for Class R1 shares, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total operating expenses do not exceed 1.91% annually of the class’s average daily net assets.  This written agreement will continue until modified by the fund’s Board Trustees, but such agreement will continue at least until February 28, 2026.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
LGER1-ANN
Morgan Stanley Capital International (“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

MFS® Global Equity Fund
Class R2-MEQRX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Global Equity Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
This report describes changes to the Fund that occurred during the reporting period.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R2	$157	1.41%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended October 31, 2024, Class R2 shares of the MFS Global Equity Fund (fund) provided a total return of 23.11%, at net asset value. This compares with a return of 33.68% for the fund’s benchmark, the MSCI World Index (net div).
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Top contributors to performance relative to the MSCI World Index:
    Not owning any stocks within the energy sector contributed to relative returns.
    Security selection within the health care sector also benefited relative performance. During the reporting period, the fund's relative currency exposure, resulting primarily from differences between the fund's and the benchmark's exposures to holdings of securities denominated in foreign currencies, was another contributor to relative performance.
  Top detractors from performance relative to the MSCI World Index:
    Stock selection and an underweight position in the information technology sector held back relative returns. Additionally, stock selection and an overweight position in the consumer staples sector detracted from relative performance.
    Stock selection within both the communication services and consumer discretionary sectors also weakened relative results.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 10/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R2 without sales charge	23.11%	7.01%	7.39%
Comparative Benchmark(s)
MSCI World Index (net div) ∆	33.68%	12.03%	9.78%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r2 for more recent performance information.
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	2,447,391,953	Total Management Fee ($)#:	19,644,283
Total Number of Holdings:	85	Portfolio Turnover Rate (%):	18
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio structure
Equities	99.1%
Money Market Funds	0.9%
Top ten holdings
Visa, Inc., "A"	3.0%
Schneider Electric SE	2.6%
Charles Schwab Corp.	2.6%
Medtronic PLC	2.4%
Willis Towers Watson PLC	2.3%
Alphabet, Inc., "A"	2.3%
Thermo Fisher Scientific, Inc.	2.2%
Comcast Corp., "A"	2.2%
Microsoft Corp.	2.1%
Roche Holding AG	2.0%
Issuer country weightings
United States	54.5%
France	10.9%
United Kingdom	8.9%
Switzerland	7.6%
Spain	3.4%
Germany	3.2%
Canada	3.0%
Japan	2.5%
Netherlands	2.2%
Other Countries	3.8%
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since November 1, 2023. For more complete information, you may review the fund's next prospectus, which we expect to be available on February 28, 2025 at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective August 1, 2024, for Class R2 shares, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total operating expenses do not exceed 1.41% annually of the class’s average daily net assets. This written agreement will continue until modified by the fund’s Board Trustees, but such agreement will continue at least until February 28, 2026.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
LGER2-ANN
Morgan Stanley Capital International (“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

MFS® Global Equity Fund
Class R3-MWEHX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Global Equity Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
This report describes changes to the Fund that occurred during the reporting period.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R3	$130	1.16%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended October 31, 2024, Class R3 shares of the MFS Global Equity Fund (fund) provided a total return of 23.44%, at net asset value. This compares with a return of 33.68% for the fund’s benchmark, the MSCI World Index (net div).
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Top contributors to performance relative to the MSCI World Index:
    Not owning any stocks within the energy sector contributed to relative returns.
    Security selection within the health care sector also benefited relative performance. During the reporting period, the fund's relative currency exposure, resulting primarily from differences between the fund's and the benchmark's exposures to holdings of securities denominated in foreign currencies, was another contributor to relative performance.
  Top detractors from performance relative to the MSCI World Index:
    Stock selection and an underweight position in the information technology sector held back relative returns. Additionally, stock selection and an overweight position in the consumer staples sector detracted from relative performance.
    Stock selection within both the communication services and consumer discretionary sectors also weakened relative results.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 10/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R3 without sales charge	23.44%	7.28%	7.65%
Comparative Benchmark(s)
MSCI World Index (net div) ∆	33.68%	12.03%	9.78%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r3 for more recent performance information.
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	2,447,391,953	Total Management Fee ($)#:	19,644,283
Total Number of Holdings:	85	Portfolio Turnover Rate (%):	18
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio structure
Equities	99.1%
Money Market Funds	0.9%
Top ten holdings
Visa, Inc., "A"	3.0%
Schneider Electric SE	2.6%
Charles Schwab Corp.	2.6%
Medtronic PLC	2.4%
Willis Towers Watson PLC	2.3%
Alphabet, Inc., "A"	2.3%
Thermo Fisher Scientific, Inc.	2.2%
Comcast Corp., "A"	2.2%
Microsoft Corp.	2.1%
Roche Holding AG	2.0%
Issuer country weightings
United States	54.5%
France	10.9%
United Kingdom	8.9%
Switzerland	7.6%
Spain	3.4%
Germany	3.2%
Canada	3.0%
Japan	2.5%
Netherlands	2.2%
Other Countries	3.8%
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since November 1, 2023. For more complete information, you may review the fund's next prospectus, which we expect to be available on February 28, 2025 at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective August 1, 2024, for Class R3 shares, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total operating expenses do not exceed 1.16% annually of the class’s average daily net assets. This written agreement will continue until modified by the fund’s Board Trustees, but such agreement will continue at least until February 28, 2026.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
LGER3-ANN
Morgan Stanley Capital International (“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

MFS® Global Equity Fund
Class R4-MWELX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Global Equity Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
This report describes changes to the Fund that occurred during the reporting period.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R4	$102	0.91%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended October 31, 2024, Class R4 shares of the MFS Global Equity Fund (fund) provided a total return of 23.75%, at net asset value. This compares with a return of 33.68% for the fund’s benchmark, the MSCI World Index (net div).
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Top contributors to performance relative to the MSCI World Index:
    Not owning any stocks within the energy sector contributed to relative returns.
    Security selection within the health care sector also benefited relative performance. During the reporting period, the fund's relative currency exposure, resulting primarily from differences between the fund's and the benchmark's exposures to holdings of securities denominated in foreign currencies, was another contributor to relative performance.
  Top detractors from performance relative to the MSCI World Index:
    Stock selection and an underweight position in the information technology sector held back relative returns. Additionally, stock selection and an overweight position in the consumer staples sector detracted from relative performance.
    Stock selection within both the communication services and consumer discretionary sectors also weakened relative results.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 10/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R4 without sales charge	23.75%	7.55%	7.92%
Comparative Benchmark(s)
MSCI World Index (net div) ∆	33.68%	12.03%	9.78%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r4 for more recent performance information.
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	2,447,391,953	Total Management Fee ($)#:	19,644,283
Total Number of Holdings:	85	Portfolio Turnover Rate (%):	18
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio structure
Equities	99.1%
Money Market Funds	0.9%
Top ten holdings
Visa, Inc., "A"	3.0%
Schneider Electric SE	2.6%
Charles Schwab Corp.	2.6%
Medtronic PLC	2.4%
Willis Towers Watson PLC	2.3%
Alphabet, Inc., "A"	2.3%
Thermo Fisher Scientific, Inc.	2.2%
Comcast Corp., "A"	2.2%
Microsoft Corp.	2.1%
Roche Holding AG	2.0%
Issuer country weightings
United States	54.5%
France	10.9%
United Kingdom	8.9%
Switzerland	7.6%
Spain	3.4%
Germany	3.2%
Canada	3.0%
Japan	2.5%
Netherlands	2.2%
Other Countries	3.8%
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since November 1, 2023. For more complete information, you may review the fund's next prospectus, which we expect to be available on February 28, 2025 at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective August 1, 2024, for Class R4 shares, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total operating expenses do not exceed 0.91% annually of the class’s average daily net assets. This written agreement will continue until modified by the fund’s Board Trustees, but such agreement will continue at least until February 28, 2026.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
LGER4-ANN
Morgan Stanley Capital International (“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

MFS® Global Equity Fund
Class R6-MWEMX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Global Equity Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
This report describes changes to the Fund that occurred during the reporting period.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$92	0.82%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended October 31, 2024, Class R6 shares of the MFS Global Equity Fund (fund) provided a total return of 23.87%, at net asset value. This compares with a return of 33.68% for the fund’s benchmark, the MSCI World Index (net div).
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Top contributors to performance relative to the MSCI World Index:
    Not owning any stocks within the energy sector contributed to relative returns.
    Security selection within the health care sector also benefited relative performance. During the reporting period, the fund's relative currency exposure, resulting primarily from differences between the fund's and the benchmark's exposures to holdings of securities denominated in foreign currencies, was another contributor to relative performance.
  Top detractors from performance relative to the MSCI World Index:
    Stock selection and an underweight position in the information technology sector held back relative returns. Additionally, stock selection and an overweight position in the consumer staples sector detracted from relative performance.
    Stock selection within both the communication services and consumer discretionary sectors also weakened relative results.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 10/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R6 without sales charge	23.87%	7.65%	8.02%
Comparative Benchmark(s)
MSCI World Index (net div) ∆	33.68%	12.03%	9.78%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r6 for more recent performance information.
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	2,447,391,953	Total Management Fee ($)#:	19,644,283
Total Number of Holdings:	85	Portfolio Turnover Rate (%):	18
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio structure
Equities	99.1%
Money Market Funds	0.9%
Top ten holdings
Visa, Inc., "A"	3.0%
Schneider Electric SE	2.6%
Charles Schwab Corp.	2.6%
Medtronic PLC	2.4%
Willis Towers Watson PLC	2.3%
Alphabet, Inc., "A"	2.3%
Thermo Fisher Scientific, Inc.	2.2%
Comcast Corp., "A"	2.2%
Microsoft Corp.	2.1%
Roche Holding AG	2.0%
Issuer country weightings
United States	54.5%
France	10.9%
United Kingdom	8.9%
Switzerland	7.6%
Spain	3.4%
Germany	3.2%
Canada	3.0%
Japan	2.5%
Netherlands	2.2%
Other Countries	3.8%
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since November 1, 2023. For more complete information, you may review the fund's next prospectus, which we expect to be available on February 28, 2025 at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective August 1, 2024, for Class R6 shares, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total operating expenses do not exceed 0.82% annually of the class’s average daily net assets. This written agreement will continue until modified by the fund’s Board Trustees, but such agreement will continue at least until February 28, 2026.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
LGER6-ANN
Morgan Stanley Capital International (“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

MFS® Global Total
Return Fund
Class A-MFWTX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Global Total Return Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$120	1.09%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended October 31, 2024, Class A shares of the MFS Global Total Return Fund (fund) provided a total return of 19.45%, at net asset value. This compares with returns of 33.68% and 9.54% for the fund’s benchmarks, the MSCI World Index (net div) and the Bloomberg Global Aggregate Index, respectively. The fund’s other benchmark, the MFS Global Total Return Blended Index (Blended Index), generated a return of 23.56%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the broad asset class allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Top contributors to performance relative to the MFS Global Total Return Blended Index:
    Within the equity portion of the fund, stock selection and an overweight position in the financials sector contributed to performance relative to the equity portion of the MFS Global Total Return Blended Index. Security selection within the industrials sector also supported relative results.
    Within the fixed income portion of the fund, yield curve positioning within both the US and Eurozone contributed to performance relative to the fixed income portion of the MFS Total Return Blended Index. The fund's overweight allocation and favorable bond selection in both the financial and industrials sectors, particularly in "BBB" -rated securities, further benefited relative results. An underweight position in the treasury sector also strengthened relative returns.
  Top detractors from performance relative to the MFS Global Total Return Blended Index:
    Within the equity portion of the fund, an underweight position and stock selection in the information technology sector detracted from performance relative to the equity portion of the MFS Global Total Return Blended Index. Security selection within the communication services sector also held back relative returns.
    Within the fixed income portion of the fund, active FX exposures weakened relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 10/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	19.45%	5.10%)	4.98%
A with initial sales charge (5.75%)	12.58%	3.86%)	4.36%
Comparative Benchmark(s)
MSCI World Index (net div) ∆	33.68%	12.03%)	9.78%
Bloomberg Global Aggregate Index ∆	9.54%	(1.64)%	0.23%
MFS Global Total Return Blended Index ∆	23.56%	6.61%)	6.08%
∆	Source: FactSet Research Systems Inc.
The MFS Global Total Return Blended Index (a custom index) was comprised of the following at the end of the reporting period:
10/31/24
MSCI World Index (net div)	60%
Bloomberg Global Aggregate Index	40%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/a for more recent performance information.
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	1,309,386,789	Total Management Fee ($)#:	10,008,625
Total Number of Holdings:	786	Portfolio Turnover Rate (%):	63
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio structure
Equities	60.6%
Fixed Income	38.0%
Money Market Funds	1.4%
Equity sectors
Financials	14.8%
Industrials	8.2%
Consumer Staples	7.4%
Health Care	7.3%
Information Technology	5.2%
Energy	4.7%
Communication Services	3.7%
Consumer Discretionary	3.3%
Utilities	3.0%
Materials	2.7%
Real Estate	0.3%
Issuer country weightings
United States	51.3%
Japan	7.1%
United Kingdom	6.8%
France	5.4%
China	3.3%
Switzerland	3.3%
Canada	3.2%
Italy	2.9%
South Korea	2.6%
Other Countries	14.1%
Composition including fixed income credit quality
AAA	5.7%
AA	3.0%
A	10.3%
BBB	10.5%
U.S. Government	1.6%
Federal Agencies	4.7%
Not Rated	2.2%
Non-Fixed Income	60.6%
Money Market Funds	1.4%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MWTA-ANN
Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg").  Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg neither approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.
Morgan Stanley Capital International (“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

MFS® Global Total
Return Fund
Class B-MFWBX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Global Total Return Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$200	1.83%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended October 31, 2024, Class B shares of the MFS Global Total Return Fund (fund) provided a total return of 18.64%, at net asset value. This compares with returns of 33.68% and 9.54% for the fund’s benchmarks, the MSCI World Index (net div) and the Bloomberg Global Aggregate Index, respectively. The fund’s other benchmark, the MFS Global Total Return Blended Index (Blended Index), generated a return of 23.56%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the broad asset class allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Top contributors to performance relative to the MFS Global Total Return Blended Index:
    Within the equity portion of the fund, stock selection and an overweight position in the financials sector contributed to performance relative to the equity portion of the MFS Global Total Return Blended Index. Security selection within the industrials sector also supported relative results.
    Within the fixed income portion of the fund, yield curve positioning within both the US and Eurozone contributed to performance relative to the fixed income portion of the MFS Total Return Blended Index. The fund's overweight allocation and favorable bond selection in both the financial and industrials sectors, particularly in "BBB" -rated securities, further benefited relative results. An underweight position in the treasury sector also strengthened relative returns.
  Top detractors from performance relative to the MFS Global Total Return Blended Index:
    Within the equity portion of the fund, an underweight position and stock selection in the information technology sector detracted from performance relative to the equity portion of the MFS Global Total Return Blended Index. Security selection within the communication services sector also held back relative returns.
    Within the fixed income portion of the fund, active FX exposures weakened relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 10/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	18.64%	4.32%)	4.20%
B with CDSC (declining over six years from 4% to 0%)×	14.64%	3.99%)	4.20%
Comparative Benchmark(s)
MSCI World Index (net div) ∆	33.68%	12.03%)	9.78%
Bloomberg Global Aggregate Index ∆	9.54%	(1.64)%	0.23%
MFS Global Total Return Blended Index ∆	23.56%	6.61%)	6.08%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
The MFS Global Total Return Blended Index (a custom index) was comprised of the following at the end of the reporting period:
10/31/24
MSCI World Index (net div)	60%
Bloomberg Global Aggregate Index	40%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/b for more recent performance information.
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	1,309,386,789	Total Management Fee ($)#:	10,008,625
Total Number of Holdings:	786	Portfolio Turnover Rate (%):	63
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio structure
Equities	60.6%
Fixed Income	38.0%
Money Market Funds	1.4%
Equity sectors
Financials	14.8%
Industrials	8.2%
Consumer Staples	7.4%
Health Care	7.3%
Information Technology	5.2%
Energy	4.7%
Communication Services	3.7%
Consumer Discretionary	3.3%
Utilities	3.0%
Materials	2.7%
Real Estate	0.3%
Issuer country weightings
United States	51.3%
Japan	7.1%
United Kingdom	6.8%
France	5.4%
China	3.3%
Switzerland	3.3%
Canada	3.2%
Italy	2.9%
South Korea	2.6%
Other Countries	14.1%
Composition including fixed income credit quality
AAA	5.7%
AA	3.0%
A	10.3%
BBB	10.5%
U.S. Government	1.6%
Federal Agencies	4.7%
Not Rated	2.2%
Non-Fixed Income	60.6%
Money Market Funds	1.4%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MWTB-ANN
Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg").  Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg neither approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.
Morgan Stanley Capital International (“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

MFS® Global Total
Return Fund
Class C-MFWCX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Global Total Return Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$200	1.83%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended October 31, 2024, Class C shares of the MFS Global Total Return Fund (fund) provided a total return of 18.60%, at net asset value. This compares with returns of 33.68% and 9.54% for the fund’s benchmarks, the MSCI World Index (net div) and the Bloomberg Global Aggregate Index, respectively. The fund’s other benchmark, the MFS Global Total Return Blended Index (Blended Index), generated a return of 23.56%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the broad asset class allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Top contributors to performance relative to the MFS Global Total Return Blended Index:
    Within the equity portion of the fund, stock selection and an overweight position in the financials sector contributed to performance relative to the equity portion of the MFS Global Total Return Blended Index. Security selection within the industrials sector also supported relative results.
    Within the fixed income portion of the fund, yield curve positioning within both the US and Eurozone contributed to performance relative to the fixed income portion of the MFS Total Return Blended Index. The fund's overweight allocation and favorable bond selection in both the financial and industrials sectors, particularly in "BBB" -rated securities, further benefited relative results. An underweight position in the treasury sector also strengthened relative returns.
  Top detractors from performance relative to the MFS Global Total Return Blended Index:
    Within the equity portion of the fund, an underweight position and stock selection in the information technology sector detracted from performance relative to the equity portion of the MFS Global Total Return Blended Index. Security selection within the communication services sector also held back relative returns.
    Within the fixed income portion of the fund, active FX exposures weakened relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 10/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	18.60%	4.32%)	4.20%
C with CDSC (1% for 12 months)×	17.60%	4.32%)	4.20%
Comparative Benchmark(s)
MSCI World Index (net div) ∆	33.68%	12.03%)	9.78%
Bloomberg Global Aggregate Index ∆	9.54%	(1.64)%	0.23%
MFS Global Total Return Blended Index ∆	23.56%	6.61%)	6.08%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
The MFS Global Total Return Blended Index (a custom index) was comprised of the following at the end of the reporting period:
10/31/24
MSCI World Index (net div)	60%
Bloomberg Global Aggregate Index	40%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/c for more recent performance information.
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	1,309,386,789	Total Management Fee ($)#:	10,008,625
Total Number of Holdings:	786	Portfolio Turnover Rate (%):	63
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio structure
Equities	60.6%
Fixed Income	38.0%
Money Market Funds	1.4%
Equity sectors
Financials	14.8%
Industrials	8.2%
Consumer Staples	7.4%
Health Care	7.3%
Information Technology	5.2%
Energy	4.7%
Communication Services	3.7%
Consumer Discretionary	3.3%
Utilities	3.0%
Materials	2.7%
Real Estate	0.3%
Issuer country weightings
United States	51.3%
Japan	7.1%
United Kingdom	6.8%
France	5.4%
China	3.3%
Switzerland	3.3%
Canada	3.2%
Italy	2.9%
South Korea	2.6%
Other Countries	14.1%
Composition including fixed income credit quality
AAA	5.7%
AA	3.0%
A	10.3%
BBB	10.5%
U.S. Government	1.6%
Federal Agencies	4.7%
Not Rated	2.2%
Non-Fixed Income	60.6%
Money Market Funds	1.4%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MWTC-ANN
Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg").  Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg neither approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.
Morgan Stanley Capital International (“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

MFS® Global Total
Return Fund
Class I-MFWIX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Global Total Return Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$92	0.84%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended October 31, 2024, Class I shares of the MFS Global Total Return Fund (fund) provided a total return of 19.84%, at net asset value. This compares with returns of 33.68% and 9.54% for the fund’s benchmarks, the MSCI World Index (net div) and the Bloomberg Global Aggregate Index, respectively. The fund’s other benchmark, the MFS Global Total Return Blended Index (Blended Index), generated a return of 23.56%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the broad asset class allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Top contributors to performance relative to the MFS Global Total Return Blended Index:
    Within the equity portion of the fund, stock selection and an overweight position in the financials sector contributed to performance relative to the equity portion of the MFS Global Total Return Blended Index. Security selection within the industrials sector also supported relative results.
    Within the fixed income portion of the fund, yield curve positioning within both the US and Eurozone contributed to performance relative to the fixed income portion of the MFS Total Return Blended Index. The fund's overweight allocation and favorable bond selection in both the financial and industrials sectors, particularly in "BBB" -rated securities, further benefited relative results. An underweight position in the treasury sector also strengthened relative returns.
  Top detractors from performance relative to the MFS Global Total Return Blended Index:
    Within the equity portion of the fund, an underweight position and stock selection in the information technology sector detracted from performance relative to the equity portion of the MFS Global Total Return Blended Index. Security selection within the communication services sector also held back relative returns.
    Within the fixed income portion of the fund, active FX exposures weakened relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 10/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	19.84%	5.37%)	5.25%
Comparative Benchmark(s)
MSCI World Index (net div) ∆	33.68%	12.03%)	9.78%
Bloomberg Global Aggregate Index ∆	9.54%	(1.64)%	0.23%
MFS Global Total Return Blended Index ∆	23.56%	6.61%)	6.08%
∆	Source: FactSet Research Systems Inc.
The MFS Global Total Return Blended Index (a custom index) was comprised of the following at the end of the reporting period:
10/31/24
MSCI World Index (net div)	60%
Bloomberg Global Aggregate Index	40%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/i for more recent performance information.
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	1,309,386,789	Total Management Fee ($)#:	10,008,625
Total Number of Holdings:	786	Portfolio Turnover Rate (%):	63
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio structure
Equities	60.6%
Fixed Income	38.0%
Money Market Funds	1.4%
Equity sectors
Financials	14.8%
Industrials	8.2%
Consumer Staples	7.4%
Health Care	7.3%
Information Technology	5.2%
Energy	4.7%
Communication Services	3.7%
Consumer Discretionary	3.3%
Utilities	3.0%
Materials	2.7%
Real Estate	0.3%
Issuer country weightings
United States	51.3%
Japan	7.1%
United Kingdom	6.8%
France	5.4%
China	3.3%
Switzerland	3.3%
Canada	3.2%
Italy	2.9%
South Korea	2.6%
Other Countries	14.1%
Composition including fixed income credit quality
AAA	5.7%
AA	3.0%
A	10.3%
BBB	10.5%
U.S. Government	1.6%
Federal Agencies	4.7%
Not Rated	2.2%
Non-Fixed Income	60.6%
Money Market Funds	1.4%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MWTI-ANN
Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg").  Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg neither approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.
Morgan Stanley Capital International (“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

MFS® Global Total
Return Fund
Class R1-MFWGX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Global Total Return Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R1	$201	1.84%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended October 31, 2024, Class R1 shares of the MFS Global Total Return Fund (fund) provided a total return of 18.59%, at net asset value. This compares with returns of 33.68% and 9.54% for the fund’s benchmarks, the MSCI World Index (net div) and the Bloomberg Global Aggregate Index, respectively. The fund’s other benchmark, the MFS Global Total Return Blended Index (Blended Index), generated a return of 23.56%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the broad asset class allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Top contributors to performance relative to the MFS Global Total Return Blended Index:
    Within the equity portion of the fund, stock selection and an overweight position in the financials sector contributed to performance relative to the equity portion of the MFS Global Total Return Blended Index. Security selection within the industrials sector also supported relative results.
    Within the fixed income portion of the fund, yield curve positioning within both the US and Eurozone contributed to performance relative to the fixed income portion of the MFS Total Return Blended Index. The fund's overweight allocation and favorable bond selection in both the financial and industrials sectors, particularly in "BBB" -rated securities, further benefited relative results. An underweight position in the treasury sector also strengthened relative returns.
  Top detractors from performance relative to the MFS Global Total Return Blended Index:
    Within the equity portion of the fund, an underweight position and stock selection in the information technology sector detracted from performance relative to the equity portion of the MFS Global Total Return Blended Index. Security selection within the communication services sector also held back relative returns.
    Within the fixed income portion of the fund, active FX exposures weakened relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 10/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R1 without sales charge	18.59%	4.32%)	4.20%
Comparative Benchmark(s)
MSCI World Index (net div) ∆	33.68%	12.03%)	9.78%
Bloomberg Global Aggregate Index ∆	9.54%	(1.64)%	0.23%
MFS Global Total Return Blended Index ∆	23.56%	6.61%)	6.08%
∆	Source: FactSet Research Systems Inc.
The MFS Global Total Return Blended Index (a custom index) was comprised of the following at the end of the reporting period:
10/31/24
MSCI World Index (net div)	60%
Bloomberg Global Aggregate Index	40%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r1 for more recent performance information.
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	1,309,386,789	Total Management Fee ($)#:	10,008,625
Total Number of Holdings:	786	Portfolio Turnover Rate (%):	63
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio structure
Equities	60.6%
Fixed Income	38.0%
Money Market Funds	1.4%
Equity sectors
Financials	14.8%
Industrials	8.2%
Consumer Staples	7.4%
Health Care	7.3%
Information Technology	5.2%
Energy	4.7%
Communication Services	3.7%
Consumer Discretionary	3.3%
Utilities	3.0%
Materials	2.7%
Real Estate	0.3%
Issuer country weightings
United States	51.3%
Japan	7.1%
United Kingdom	6.8%
France	5.4%
China	3.3%
Switzerland	3.3%
Canada	3.2%
Italy	2.9%
South Korea	2.6%
Other Countries	14.1%
Composition including fixed income credit quality
AAA	5.7%
AA	3.0%
A	10.3%
BBB	10.5%
U.S. Government	1.6%
Federal Agencies	4.7%
Not Rated	2.2%
Non-Fixed Income	60.6%
Money Market Funds	1.4%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MWTR1-ANN
Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg").  Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg neither approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.
Morgan Stanley Capital International (“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

MFS® Global Total
Return Fund
Class R2-MGBRX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Global Total Return Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R2	$147	1.34%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended October 31, 2024, Class R2 shares of the MFS Global Total Return Fund (fund) provided a total return of 19.21%, at net asset value. This compares with returns of 33.68% and 9.54% for the fund’s benchmarks, the MSCI World Index (net div) and the Bloomberg Global Aggregate Index, respectively. The fund’s other benchmark, the MFS Global Total Return Blended Index (Blended Index), generated a return of 23.56%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the broad asset class allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Top contributors to performance relative to the MFS Global Total Return Blended Index:
    Within the equity portion of the fund, stock selection and an overweight position in the financials sector contributed to performance relative to the equity portion of the MFS Global Total Return Blended Index. Security selection within the industrials sector also supported relative results.
    Within the fixed income portion of the fund, yield curve positioning within both the US and Eurozone contributed to performance relative to the fixed income portion of the MFS Total Return Blended Index. The fund's overweight allocation and favorable bond selection in both the financial and industrials sectors, particularly in "BBB" -rated securities, further benefited relative results. An underweight position in the treasury sector also strengthened relative returns.
  Top detractors from performance relative to the MFS Global Total Return Blended Index:
    Within the equity portion of the fund, an underweight position and stock selection in the information technology sector detracted from performance relative to the equity portion of the MFS Global Total Return Blended Index. Security selection within the communication services sector also held back relative returns.
    Within the fixed income portion of the fund, active FX exposures weakened relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 10/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R2 without sales charge	19.21%	4.85%)	4.72%
Comparative Benchmark(s)
MSCI World Index (net div) ∆	33.68%	12.03%)	9.78%
Bloomberg Global Aggregate Index ∆	9.54%	(1.64)%	0.23%
MFS Global Total Return Blended Index ∆	23.56%	6.61%)	6.08%
∆	Source: FactSet Research Systems Inc.
The MFS Global Total Return Blended Index (a custom index) was comprised of the following at the end of the reporting period:
10/31/24
MSCI World Index (net div)	60%
Bloomberg Global Aggregate Index	40%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r2 for more recent performance information.
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	1,309,386,789	Total Management Fee ($)#:	10,008,625
Total Number of Holdings:	786	Portfolio Turnover Rate (%):	63
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio structure
Equities	60.6%
Fixed Income	38.0%
Money Market Funds	1.4%
Equity sectors
Financials	14.8%
Industrials	8.2%
Consumer Staples	7.4%
Health Care	7.3%
Information Technology	5.2%
Energy	4.7%
Communication Services	3.7%
Consumer Discretionary	3.3%
Utilities	3.0%
Materials	2.7%
Real Estate	0.3%
Issuer country weightings
United States	51.3%
Japan	7.1%
United Kingdom	6.8%
France	5.4%
China	3.3%
Switzerland	3.3%
Canada	3.2%
Italy	2.9%
South Korea	2.6%
Other Countries	14.1%
Composition including fixed income credit quality
AAA	5.7%
AA	3.0%
A	10.3%
BBB	10.5%
U.S. Government	1.6%
Federal Agencies	4.7%
Not Rated	2.2%
Non-Fixed Income	60.6%
Money Market Funds	1.4%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MWTR2-ANN
Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg").  Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg neither approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.
Morgan Stanley Capital International (“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

MFS® Global Total
Return Fund
Class R3-MFWHX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Global Total Return Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R3	$120	1.09%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended October 31, 2024, Class R3 shares of the MFS Global Total Return Fund (fund) provided a total return of 19.46%, at net asset value. This compares with returns of 33.68% and 9.54% for the fund’s benchmarks, the MSCI World Index (net div) and the Bloomberg Global Aggregate Index, respectively. The fund’s other benchmark, the MFS Global Total Return Blended Index (Blended Index), generated a return of 23.56%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the broad asset class allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Top contributors to performance relative to the MFS Global Total Return Blended Index:
    Within the equity portion of the fund, stock selection and an overweight position in the financials sector contributed to performance relative to the equity portion of the MFS Global Total Return Blended Index. Security selection within the industrials sector also supported relative results.
    Within the fixed income portion of the fund, yield curve positioning within both the US and Eurozone contributed to performance relative to the fixed income portion of the MFS Total Return Blended Index. The fund's overweight allocation and favorable bond selection in both the financial and industrials sectors, particularly in "BBB" -rated securities, further benefited relative results. An underweight position in the treasury sector also strengthened relative returns.
  Top detractors from performance relative to the MFS Global Total Return Blended Index:
    Within the equity portion of the fund, an underweight position and stock selection in the information technology sector detracted from performance relative to the equity portion of the MFS Global Total Return Blended Index. Security selection within the communication services sector also held back relative returns.
    Within the fixed income portion of the fund, active FX exposures weakened relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 10/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R3 without sales charge	19.46%	5.11%)	4.99%
Comparative Benchmark(s)
MSCI World Index (net div) ∆	33.68%	12.03%)	9.78%
Bloomberg Global Aggregate Index ∆	9.54%	(1.64)%	0.23%
MFS Global Total Return Blended Index ∆	23.56%	6.61%)	6.08%
∆	Source: FactSet Research Systems Inc.
The MFS Global Total Return Blended Index (a custom index) was comprised of the following at the end of the reporting period:
10/31/24
MSCI World Index (net div)	60%
Bloomberg Global Aggregate Index	40%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r3 for more recent performance information.
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	1,309,386,789	Total Management Fee ($)#:	10,008,625
Total Number of Holdings:	786	Portfolio Turnover Rate (%):	63
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio structure
Equities	60.6%
Fixed Income	38.0%
Money Market Funds	1.4%
Equity sectors
Financials	14.8%
Industrials	8.2%
Consumer Staples	7.4%
Health Care	7.3%
Information Technology	5.2%
Energy	4.7%
Communication Services	3.7%
Consumer Discretionary	3.3%
Utilities	3.0%
Materials	2.7%
Real Estate	0.3%
Issuer country weightings
United States	51.3%
Japan	7.1%
United Kingdom	6.8%
France	5.4%
China	3.3%
Switzerland	3.3%
Canada	3.2%
Italy	2.9%
South Korea	2.6%
Other Countries	14.1%
Composition including fixed income credit quality
AAA	5.7%
AA	3.0%
A	10.3%
BBB	10.5%
U.S. Government	1.6%
Federal Agencies	4.7%
Not Rated	2.2%
Non-Fixed Income	60.6%
Money Market Funds	1.4%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MWTR3-ANN
Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg").  Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg neither approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.
Morgan Stanley Capital International (“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

MFS® Global Total
Return Fund
Class R4-MFWJX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Global Total Return Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R4	$92	0.84%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended October 31, 2024, Class R4 shares of the MFS Global Total Return Fund (fund) provided a total return of 19.78%, at net asset value. This compares with returns of 33.68% and 9.54% for the fund’s benchmarks, the MSCI World Index (net div) and the Bloomberg Global Aggregate Index, respectively. The fund’s other benchmark, the MFS Global Total Return Blended Index (Blended Index), generated a return of 23.56%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the broad asset class allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Top contributors to performance relative to the MFS Global Total Return Blended Index:
    Within the equity portion of the fund, stock selection and an overweight position in the financials sector contributed to performance relative to the equity portion of the MFS Global Total Return Blended Index. Security selection within the industrials sector also supported relative results.
    Within the fixed income portion of the fund, yield curve positioning within both the US and Eurozone contributed to performance relative to the fixed income portion of the MFS Total Return Blended Index. The fund's overweight allocation and favorable bond selection in both the financial and industrials sectors, particularly in "BBB" -rated securities, further benefited relative results. An underweight position in the treasury sector also strengthened relative returns.
  Top detractors from performance relative to the MFS Global Total Return Blended Index:
    Within the equity portion of the fund, an underweight position and stock selection in the information technology sector detracted from performance relative to the equity portion of the MFS Global Total Return Blended Index. Security selection within the communication services sector also held back relative returns.
    Within the fixed income portion of the fund, active FX exposures weakened relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 10/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R4 without sales charge	19.78%	5.36%)	5.25%
Comparative Benchmark(s)
MSCI World Index (net div) ∆	33.68%	12.03%)	9.78%
Bloomberg Global Aggregate Index ∆	9.54%	(1.64)%	0.23%
MFS Global Total Return Blended Index ∆	23.56%	6.61%)	6.08%
∆	Source: FactSet Research Systems Inc.
The MFS Global Total Return Blended Index (a custom index) was comprised of the following at the end of the reporting period:
10/31/24
MSCI World Index (net div)	60%
Bloomberg Global Aggregate Index	40%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r4 for more recent performance information.
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	1,309,386,789	Total Management Fee ($)#:	10,008,625
Total Number of Holdings:	786	Portfolio Turnover Rate (%):	63
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio structure
Equities	60.6%
Fixed Income	38.0%
Money Market Funds	1.4%
Equity sectors
Financials	14.8%
Industrials	8.2%
Consumer Staples	7.4%
Health Care	7.3%
Information Technology	5.2%
Energy	4.7%
Communication Services	3.7%
Consumer Discretionary	3.3%
Utilities	3.0%
Materials	2.7%
Real Estate	0.3%
Issuer country weightings
United States	51.3%
Japan	7.1%
United Kingdom	6.8%
France	5.4%
China	3.3%
Switzerland	3.3%
Canada	3.2%
Italy	2.9%
South Korea	2.6%
Other Countries	14.1%
Composition including fixed income credit quality
AAA	5.7%
AA	3.0%
A	10.3%
BBB	10.5%
U.S. Government	1.6%
Federal Agencies	4.7%
Not Rated	2.2%
Non-Fixed Income	60.6%
Money Market Funds	1.4%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MWTR4-ANN
Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg").  Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg neither approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.
Morgan Stanley Capital International (“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

MFS® Global Total
Return Fund
Class R6-MFWLX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Global Total Return Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$82	0.75%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended October 31, 2024, Class R6 shares of the MFS Global Total Return Fund (fund) provided a total return of 19.94%, at net asset value. This compares with returns of 33.68% and 9.54% for the fund’s benchmarks, the MSCI World Index (net div) and the Bloomberg Global Aggregate Index, respectively. The fund’s other benchmark, the MFS Global Total Return Blended Index (Blended Index), generated a return of 23.56%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the broad asset class allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Top contributors to performance relative to the MFS Global Total Return Blended Index:
    Within the equity portion of the fund, stock selection and an overweight position in the financials sector contributed to performance relative to the equity portion of the MFS Global Total Return Blended Index. Security selection within the industrials sector also supported relative results.
    Within the fixed income portion of the fund, yield curve positioning within both the US and Eurozone contributed to performance relative to the fixed income portion of the MFS Total Return Blended Index. The fund's overweight allocation and favorable bond selection in both the financial and industrials sectors, particularly in "BBB" -rated securities, further benefited relative results. An underweight position in the treasury sector also strengthened relative returns.
  Top detractors from performance relative to the MFS Global Total Return Blended Index:
    Within the equity portion of the fund, an underweight position and stock selection in the information technology sector detracted from performance relative to the equity portion of the MFS Global Total Return Blended Index. Security selection within the communication services sector also held back relative returns.
    Within the fixed income portion of the fund, active FX exposures weakened relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 10/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R6 without sales charge	19.94%	5.46%)	5.34%
Comparative Benchmark(s)
MSCI World Index (net div) ∆	33.68%	12.03%)	9.78%
Bloomberg Global Aggregate Index ∆	9.54%	(1.64)%	0.23%
MFS Global Total Return Blended Index ∆	23.56%	6.61%)	6.08%
∆	Source: FactSet Research Systems Inc.
The MFS Global Total Return Blended Index (a custom index) was comprised of the following at the end of the reporting period:
10/31/24
MSCI World Index (net div)	60%
Bloomberg Global Aggregate Index	40%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r6 for more recent performance information.
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	1,309,386,789	Total Management Fee ($)#:	10,008,625
Total Number of Holdings:	786	Portfolio Turnover Rate (%):	63
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio structure
Equities	60.6%
Fixed Income	38.0%
Money Market Funds	1.4%
Equity sectors
Financials	14.8%
Industrials	8.2%
Consumer Staples	7.4%
Health Care	7.3%
Information Technology	5.2%
Energy	4.7%
Communication Services	3.7%
Consumer Discretionary	3.3%
Utilities	3.0%
Materials	2.7%
Real Estate	0.3%
Issuer country weightings
United States	51.3%
Japan	7.1%
United Kingdom	6.8%
France	5.4%
China	3.3%
Switzerland	3.3%
Canada	3.2%
Italy	2.9%
South Korea	2.6%
Other Countries	14.1%
Composition including fixed income credit quality
AAA	5.7%
AA	3.0%
A	10.3%
BBB	10.5%
U.S. Government	1.6%
Federal Agencies	4.7%
Not Rated	2.2%
Non-Fixed Income	60.6%
Money Market Funds	1.4%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
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MWTR6-ANN
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Item 1(b):

Not applicable.

ITEM 2.  CODE OF ETHICS.

The Registrant has adopted a Code of Ethics (the “Code”) pursuant to Section 406 of the Sarbanes-Oxley Act and as defined in Form N-CSR that applies to the Registrant’s principal executive officer and principal financial and accounting officer. During the period covered by this report, the Registrant has not amended any provision in the Code that relates to an element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code. David L. DiLorenzo (Principal Executive Officer) and James O. Yost (Principal Financial Officer) were the two persons covered by the Code prior to April 1, 2024. Beginning April 1, 2024, David L. DiLorenzo (Principal Executive Officer) and Kasey L. Phillips (Principal Financial Officer) are the two persons covered by the Code. A copy of the Code is attached hereto as EX-99.COE.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Messrs. Steven E. Buller and Clarence Otis, Jr., members of the Audit Committee, have been determined by the Board of Trustees in their reasonable business judgment to meet the definition of “audit committee financial expert” as such term is defined in Form N-CSR. In addition, Messrs. Buller and Otis are “independent” members of the Audit Committee (as such term has been defined by the Securities and Exchange Commission in regulations implementing Section 407 of the Sarbanes-Oxley Act of 2002). The Securities and Exchange Commission has stated that the designation of a person as an audit committee financial expert pursuant to this Item 3 on the Form N-CSR does not impose on such a person any duties, obligations or liability that are greater than the duties, obligations or liability imposed on such person as a member of the Audit Committee and the Board of Trustees in the absence of such designation or identification.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Items 4(a) through 4(d) and 4(g):

The Board of Trustees has appointed Ernst & Young LLP (“E&Y”) to serve as independent accountants to the series of the Registrant (each a "Fund" and collectively the "Funds"). The tables below set forth the audit fees billed to each Fund as well as fees for non-audit services provided to each Fund and/or to each Fund's investment adviser, Massachusetts Financial Services Company (“MFS”) and to various entities either controlling, controlled by, or under common control with MFS that provide ongoing services to the Fund (“MFS Related Entities”).

For the fiscal years ended October 31, 2024 and 2023, audit fees billed to each Fund by E&Y were as follows:

Fees billed by E&Y:		Audit Fees
	2024	2023
MFS Global Equity Fund	63,646	61,404
MFS Global Total Return Fund	74,286	71,665
MFS Utilities Fund	58,195	56,148
Total	196,127	189,217

For the fiscal years ended October 31, 2024 and 2023, fees billed by E&Y for audit-related, tax and other services provided to each Fund and for audit-related, tax and other services provided to MFS and MFS Related Entities were as follows:

Fees billed by E&Y:	Audit-Related Fees1		Tax Fees2		All Other Fees3
	2024	2023	2024	2023	2024	2023
To MFS Global Equity Fund	0	0	660	636	0	0
To MFS Global Total Return	0	0	660	636	0	0
Fund
To MFS Utilities Fund	0	0	660	636	0	0
Total fees billed by E&Y	0	0	1,980	1,908	0	0
To above Funds

Fees billed by E&Y:	Audit-Related Fees1		Tax Fees2		All Other Fees3
	2024	2023	2024	2023	2024	2023
To MFS and MFS Related
Entities of MFS Global	0	0	0	0	3,600	3,600
Equity Fund*
To MFS and MFS Related
Entities of MFS Global	0	0	0	0	3,600	3,600
Total Return Fund*
To MFS and MFS Related
Entities of MFS Utilities	0	0	0	0	3,600	3,600
Fund*

Fees billed by E&Y:			Aggregate fees for non-audit services:
				2024		2023
To MFS Global Equity Fund, MFS and			310,200			298,986
MFS Related Entities#
To MFS Global Total Return Fund, MFS and MFS			310,200			298,986
Related Entities#
To MFS Utilities Fund, MFS and MFS			310,200			298,986
Related Entities#

*This amount reflects the fees billed to MFS and MFS Related Entities for non-audit services relating directly to the operations and financial reporting of the Fund (portions of which services also related to the operations and financial reporting of other funds within the MFS Funds complex).

# This amount reflects the aggregate fees billed by E&Y for non-audit services rendered to the Fund and for non- audit services rendered to MFS and the MFS Related Entities.

1 The fees included under “Audit-Related Fees” are fees related to assurance and related services that are reasonably related to the performance of the audit or review of financial statements, but not reported under ‘‘Audit Fees,’’ including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters and internal control reviews.

2 The fees included under “Tax Fees” are fees associated with tax compliance, tax advice and tax planning, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews and tax distribution and analysis.

3 The fees included under “All Other Fees” are fees for products and services provided by E&Y other than those reported under “Audit Fees,” “Audit-Related Fees” and “Tax Fees”.

Item 4(e)(1):

Set forth below are the policies and procedures established by the Audit Committee of the Board of Trustees relating to the pre-approval of audit and non-audit related services:

To the extent required by applicable law, pre-approval by the Audit Committee of the Board is needed for all audit and permissible non-audit services rendered to the Funds and all permissible non-audit services rendered to MFS or MFS Related Entities if the services relate directly to the operations and financial reporting of the Registrant. Pre- approval is currently on an engagement-by-engagement basis. In the event pre-approval of such services is necessary between regular meetings of the Audit Committee and it is not practical to wait to seek pre-approval at the next regular meeting of the Audit Committee, pre-approval of such services may be referred to the Chair of the Audit Committee for approval; provided that the Chair may not pre-approve any individual engagement for such services exceeding $50,000 or multiple engagements for such services in the aggregate exceeding $100,000 in each period between regular meetings of the Audit Committee. Any engagement pre-approved by the Chair between regular meetings of the Audit Committee shall be presented for ratification by the entire Audit Committee at its next regularly scheduled meeting.

ings of the Audit Committee shall be presented for ratification by the entire Audit Committee at its next regularly scheduled meeting.

Item 4(e)(2):

None, or 0%, of the services relating to the Audit-Related Fees, Tax Fees and All Other Fees paid by the Fund and MFS and MFS Related Entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit, review or attest services, if certain conditions are satisfied).

Item 4(f):

Not applicable.

Item 4(h):

The Registrant’s Audit Committee has considered whether the provision by a Registrant’s independent registered public accounting firm of non-audit services to MFS and MFS Related Entities that were not pre-approved by the Committee (because such services did not relate directly to the operations and financial reporting of the Registrant) was compatible with maintaining the independence of the independent registered public accounting firm as the Registrant’s principal auditors.

Item 4(j):

Not applicable.

Item 4(i):

Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.  INVESTMENTS

A schedule of investments for each series covered by this Form N-CSR is included in the financial statements of such series under Item 7 of this Form N-CSR.

MFS Global Total Return Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Global Total Return Fund
Portfolio of Investments − 10/31/24
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 59.7%
Aerospace & Defense – 1.3%
Boeing Co. (a)	9,747	$ 1,455,325
General Dynamics Corp.	24,837	7,242,717
Honeywell International, Inc.	17,923	3,686,403
L3Harris Technologies, Inc.	14,832	3,670,475
Leidos Holdings, Inc.	8,152	1,493,120
		$17,548,040
Alcoholic Beverages – 1.2%
Ambev S.A.	1,044,300	$ 2,283,373
Diageo PLC	173,395	5,406,411
Heineken N.V.	46,887	3,850,601
Kirin Holdings Co. Ltd.	169,500	2,489,137
Pernod Ricard S.A.	14,746	1,841,289
		$15,870,811
Apparel Manufacturers – 0.4%
Compagnie Financiere Richemont S.A.	28,743	$ 4,193,052
PVH Corp.	13,451	1,324,385
		$5,517,437
Automotive – 1.2%
Aptiv PLC (a)	79,190	$ 4,500,368
Compagnie Generale des Etablissements Michelin	152,507	5,136,477
Lear Corp.	24,859	2,380,498
LKQ Corp.	113,099	4,160,912
		$16,178,255
Broadcasting – 0.7%
Omnicom Group, Inc.	86,923	$ 8,779,223
Brokerage & Asset Managers – 1.8%
Cboe Global Markets, Inc.	16,633	$ 3,552,310
Charles Schwab Corp.	213,070	15,091,748
CME Group, Inc.	13,533	3,049,797
Euronext N.V.	8,148	898,707
IG Group Holdings PLC	46,810	540,214
		$23,132,776
Business Services – 1.6%
Accenture PLC, “A”	12,761	$ 4,400,248
Fidelity National Information Services, Inc.	32,892	2,951,399
Fiserv, Inc. (a)	33,709	6,671,011
Secom Co. Ltd.	135,600	4,813,935
Tata Consultancy Services Ltd.	10,491	492,427
Verisk Analytics, Inc., “A”	4,206	1,155,472
		$20,484,492
MWTFS-ANN

MFS Global Total Return Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Cable TV – 1.0%
Comcast Corp., “A”	290,486	$ 12,685,524
Chemicals – 0.5%
Nutrien Ltd.	38,171	$ 1,820,069
PPG Industries, Inc.	41,490	5,165,920
		$6,985,989
Computer Software – 0.9%
Dun & Bradstreet Holdings, Inc.	400,744	$ 4,764,846
Microsoft Corp.	18,488	7,512,599
		$12,277,445
Computer Software - Systems – 3.0%
Amadeus IT Group S.A.	56,725	$ 4,117,375
Capgemini	42,691	7,359,657
Fujitsu Ltd.	308,200	5,663,730
Hitachi Ltd.	213,800	5,380,960
Hon Hai Precision Industry Co. Ltd.	1,021,000	6,401,850
NEC Corp.	24,600	2,088,793
Samsung Electronics Co. Ltd.	186,799	7,895,137
		$38,907,502
Construction – 2.2%
Anhui Conch Cement Co. Ltd.	859,500	$ 2,488,648
Compagnie de Saint-Gobain S.A.	54,589	4,953,971
Essex Property Trust, Inc., REIT	5,235	1,486,007
Heidelberg Materials AG	32,785	3,608,983
Masco Corp.	125,816	10,053,956
Stanley Black & Decker, Inc.	21,617	2,009,084
Techtronic Industries Co. Ltd.	263,000	3,767,510
		$28,368,159
Consumer Products – 2.2%
Colgate-Palmolive Co.	78,246	$ 7,332,433
Kenvue, Inc.	435,251	9,980,305
Kimberly-Clark Corp.	56,932	7,639,136
Reckitt Benckiser Group PLC	58,091	3,508,571
		$28,460,445
Electrical Equipment – 2.1%
Johnson Controls International PLC	146,802	$ 11,090,891
Legrand S.A.	30,170	3,380,111
Mitsubishi Electric Corp.	294,500	5,087,488
Schneider Electric SE	32,806	8,487,076
		$28,045,566
Electronics – 1.6%
Intel Corp.	141,379	$ 3,042,476
Kyocera Corp.	332,600	3,378,604
Lam Research Corp.	35,941	2,672,213
NVIDIA Corp.	21,006	2,788,757
NXP Semiconductors N.V.	31,501	7,386,984

MFS Global Total Return Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electronics – continued
Taiwan Semiconductor Manufacturing Co. Ltd.	35,000	$ 1,100,621
		$20,369,655
Energy - Independent – 1.9%
ConocoPhillips	74,994	$ 8,214,843
Hess Corp.	57,738	7,764,606
Phillips 66	46,610	5,678,030
Valero Energy Corp.	22,221	2,883,397
		$24,540,876
Energy - Integrated – 2.8%
Aker BP ASA	17,392	$ 370,222
Cenovus Energy, Inc.	34,866	560,671
Eni S.p.A.	558,881	8,518,214
Exxon Mobil Corp.	56,757	6,628,082
PetroChina Co. Ltd.	4,858,000	3,639,996
Petroleo Brasileiro S.A., ADR	58,243	783,368
Suncor Energy, Inc.	200,208	7,557,678
TotalEnergies SE	128,593	8,043,298
		$36,101,529
Engineering - Construction – 0.1%
Doosan Bobcat, Inc.	43,490	$ 1,168,521
Food & Beverages – 1.0%
Danone S.A.	37,329	$ 2,667,724
General Mills, Inc.	101,568	6,908,655
Inner Mongolia Yili Industrial Group Co. Ltd., “A”	165,100	647,578
Nomad Foods Ltd.	37,294	654,510
PepsiCo, Inc.	13,826	2,296,222
WH Group Ltd.	711,000	550,774
		$13,725,463
Food & Drug Stores – 0.8%
Tesco PLC	2,525,176	$ 11,142,334
Gaming & Lodging – 0.1%
Aristocrat Leisure Ltd.	28,248	$ 1,133,513
Health Maintenance Organizations – 1.0%
Cigna Group	40,597	$ 12,780,342
Insurance – 3.6%
Aon PLC	30,174	$ 11,069,935
China Pacific Insurance Co. Ltd.	206,600	714,290
Chubb Ltd.	28,730	8,114,501
Corebridge Financial, Inc.	147,148	4,674,892
DB Insurance Co. Ltd.	15,985	1,257,821
Hartford Financial Services Group, Inc.	20,117	2,221,722
Manulife Financial Corp.	204,620	5,976,870
MetLife, Inc.	41,262	3,235,766
Samsung Fire & Marine Insurance Co. Ltd.	5,556	1,343,610
Travelers Cos., Inc.	5,435	1,336,684

MFS Global Total Return Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Insurance – continued
Willis Towers Watson PLC	22,974	$ 6,942,513
		$46,888,604
Internet – 0.5%
Alphabet, Inc., “A”	20,831	$ 3,564,392
Informa PLC	344,613	3,611,635
		$7,176,027
Leisure & Toys – 0.2%
Electronic Arts, Inc.	9,501	$ 1,433,226
Hasbro, Inc.	19,528	1,281,622
		$2,714,848
Machinery & Tools – 0.9%
Eaton Corp. PLC	13,166	$ 4,365,582
Kubota Corp.	189,600	2,417,774
Regal Rexnord Corp.	23,207	3,864,894
Toyota Industries Corp.	17,100	1,183,780
		$11,832,030
Major Banks – 6.5%
ABN AMRO Group N.V., GDR	275,300	$ 4,565,113
Bank of America Corp.	238,877	9,989,836
BNP Paribas S.A.	104,158	7,109,441
DBS Group Holdings Ltd.	193,790	5,577,121
Erste Group Bank AG	23,800	1,339,468
Goldman Sachs Group, Inc.	21,436	11,099,347
JPMorgan Chase & Co.	42,771	9,491,740
Mitsubishi UFJ Financial Group, Inc.	801,800	8,370,456
NatWest Group PLC	2,668,780	12,627,137
UBS Group AG	493,658	15,239,524
		$85,409,183
Medical & Health Technology & Services – 0.3%
ICON PLC (a)	10,049	$ 2,231,983
McKesson Corp.	3,890	1,947,295
		$4,179,278
Medical Equipment – 1.4%
Becton, Dickinson and Co.	24,094	$ 5,628,117
Medtronic PLC	141,074	12,590,855
		$18,218,972
Metals & Mining – 1.4%
Fortescue Ltd.	114,871	$ 1,427,117
Glencore PLC	805,474	4,197,318
Rio Tinto PLC	105,769	6,841,013
Toyota Tsusho Corp.	164,800	2,802,159
Vale S.A.	232,100	2,491,676
		$17,759,283

MFS Global Total Return Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Network & Telecom – 0.3%
Qualcomm, Inc.	26,622	$ 4,333,263
Other Banks & Diversified Financials – 2.2%
American Express Co.	3,712	$ 1,002,537
China Construction Bank Corp.	6,245,000	4,843,950
Julius Baer Group Ltd.	68,504	4,192,119
KB Financial Group, Inc.	23,926	1,552,088
M&T Bank Corp.	8,996	1,751,341
Northern Trust Corp.	97,128	9,763,306
Popular, Inc.	8,277	738,557
Sberbank of Russia PJSC (a)(u)	780,516	0
Truist Financial Corp.	121,939	5,249,474
		$29,093,372
Pharmaceuticals – 4.7%
AbbVie, Inc.	43,649	$ 8,898,722
Bayer AG	51,398	1,383,823
Johnson & Johnson	93,890	15,009,255
Organon & Co.	209,584	3,935,987
Pfizer, Inc.	374,853	10,608,340
Roche Holding AG	52,452	16,272,238
Sanofi	45,817	4,839,714
		$60,948,079
Printing & Publishing – 0.1%
Wolters Kluwer N.V.	5,136	$ 865,611
Railroad & Shipping – 0.4%
Union Pacific Corp.	23,435	$ 5,438,560
Real Estate – 0.0%
W.P. Carey, Inc., REIT	9,605	$ 535,191
Real Estate - Office – 0.2%
Highwoods Properties, Inc., REIT	62,951	$ 2,111,377
Restaurants – 0.8%
Aramark	40,330	$ 1,525,684
Pluxee N.V. (a)	34,447	718,294
Sodexo	74,889	6,500,549
Texas Roadhouse, Inc.	6,081	1,162,201
		$9,906,728
Specialty Chemicals – 0.4%
Akzo Nobel N.V.	34,353	$ 2,191,784
Axalta Coating Systems Ltd. (a)	62,886	2,384,637
Nitto Denko Corp.	39,500	649,511
		$5,225,932
Specialty Stores – 0.7%
Home Depot, Inc.	7,928	$ 3,121,650
NEXT PLC	16,988	2,153,869
Ross Stores, Inc.	8,935	1,248,398

MFS Global Total Return Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Stores – continued
Target Corp.	22,257	$ 3,339,440
		$9,863,357
Telecommunications - Wireless – 1.0%
KDDI Corp.	234,600	$ 7,330,517
T-Mobile USA, Inc.	25,277	5,640,815
		$12,971,332
Telephone Services – 0.4%
Hellenic Telecommunications Organization S.A.	119,372	$ 1,969,778
Koninklijke KPN N.V.	286,159	1,118,391
Quebecor, Inc., “B”	73,412	1,827,984
		$4,916,153
Tobacco – 1.5%
Altria Group, Inc.	59,925	$ 3,263,516
British American Tobacco PLC	235,938	8,216,674
Philip Morris International, Inc.	62,862	8,341,787
		$19,821,977
Utilities - Electric Power – 2.8%
CLP Holdings Ltd.	92,000	$ 781,647
Duke Energy Corp.	33,401	3,850,133
E.ON SE	346,261	4,676,053
Edison International	65,389	5,388,053
Iberdrola S.A.	395,540	5,866,210
National Grid PLC	653,776	8,216,780
PG&E Corp.	354,652	7,171,063
Xcel Energy, Inc.	12,738	851,026
		$36,800,965
Total Common Stocks (Identified Cost, $545,113,759)		$781,214,019
Bonds – 38.0%
Aerospace & Defense – 0.1%
Boeing Co., 6.388%, 5/01/2031 (n)	$256,000	$ 267,851
Boeing Co., 5.805%, 5/01/2050	993,000	936,560
		$1,204,411
Asset-Backed & Securitized – 3.4%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 1.008%, 11/15/2054 (i)	$7,138,412	$ 307,766
ACREC 2021-FL1 Ltd., “C”, FLR, 7.023% ((SOFR - 1mo. + 0.11448%) + 2.15%), 10/16/2036 (n)	1,125,500	1,094,060
Angel Oak Mortgage Trust, 2024-9, “A1”, 5.138%, 9/25/2069 (n)	1,325,473	1,315,662
Arbor Realty Trust, Inc., CLO, 2021-FL1, “B”, FLR, 6.418% ((SOFR - 1mo. + 0.11448%) + 1.5%), 12/15/2035 (n)	423,000	419,488
Arbor Realty Trust, Inc., CLO, 2022-FL1, “B”, FLR, 7.11% (SOFR - 30 day + 2.1%), 1/15/2037 (n)	1,712,000	1,697,786
Arbor Realty Trust, Inc., CLO, 2022-FL1, “C”, FLR, 7.309% (SOFR - 30 day + 2.3%), 1/15/2037 (n)	1,648,500	1,618,939
AREIT 2022-CRE6 Trust, “B”, FLR, 6.74% (SOFR - 30 day + 1.85%), 1/20/2037 (n)	620,000	614,015
AREIT 2022-CRE6 Trust, “C”, FLR, 7.04% (SOFR - 30 day + 2.15%), 1/20/2037 (n)	312,000	308,189
BBCMS Mortgage Trust, 2020-C7, “XA”, 1.608%, 4/15/2053 (i)	1,414,153	76,345
BBCMS Mortgage Trust, 2021-C10, “XA”, 1.214%, 7/15/2054 (i)	5,537,758	325,669
BBCMS Mortgage Trust, 2021-C9, “XA”, 1.592%, 2/15/2054 (i)	5,274,833	394,894
BDS Ltd., 2024-FL13, “A”, FLR, 6.335% (SOFR - 1mo. + 1.5762%), 9/19/2039 (n)	187,500	187,474
Benchmark 2021-B24 Mortgage Trust, “XA”, 1.141%, 3/15/2054 (i)	4,586,372	218,925

MFS Global Total Return Fund
Portfolio of Investments – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Benchmark 2021-B26 Mortgage Trust, “XA”, 0.883%, 6/15/2054 (i)		$10,636,113	$ 415,103
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.253%, 7/15/2054 (i)		13,854,949	790,422
Benchmark 2021-B28 Mortgage Trust, “XA”, 1.263%, 8/15/2054 (i)		13,044,942	775,922
Brazos Securitization LLC, 5.413%, 9/01/2050 (n)		522,000	518,465
BSPRT 2021-FL7 Issuer Ltd., “B”, FLR, 6.968% ((SOFR - 1mo. + 0.11448%) + 2.05%), 12/15/2038 (n)		388,000	384,506
BSPRT 2021-FL7 Issuer Ltd., “C”, FLR, 7.218% ((SOFR - 1mo. + 0.11448%) + 2.3%), 12/15/2038 (n)		352,000	347,098
Business Jet Securities LLC, 2024-1A, “A”, 6.197%, 5/15/2039 (n)		548,654	554,894
BX Trust, 2024-PURE, “A”, FLR, 6.016% (CORRA + 1.9%), 11/15/2029 (n)	CAD	1,001,000	719,096
BXMT 2021-FL4 Ltd., “AS”, FLR, 6.195% ((SOFR - 1mo. + 0.11448%) + 1.3%), 5/15/2038 (n)		$1,400,000	1,310,317
BXMT 2021-FL4 Ltd., “B”, FLR, 6.445% ((SOFR - 1mo. + 0.11448%) + 1.55%), 5/15/2038 (n)		1,996,500	1,806,645
CF Hippolyta Issuer LLC, 2020-1, “A1”, 1.69%, 7/15/2060 (n)		367,188	355,678
Chesapeake Funding II LLC, 2023-1A, “A1”, 5.65%, 5/15/2035 (n)		403,814	406,054
CNH Equipment Trust, 2023-A, “A2”, 5.34%, 9/15/2026		120,030	120,147
Colt Funding LLC, 2024-1, “A1”, 5.835%, 2/25/2069 (n)		627,527	628,871
Colt Funding LLC, 2024-6, “A1”, 5.39%, 11/25/2069 (n)		393,702	392,483
Commercial Mortgage Pass-Through Certificates, 2021-BN32, “XA”, 0.767%, 4/15/2054 (i)		6,746,054	233,142
Commercial Mortgage Pass-Through Certificates, 2021-BN34, “XA”, 0.972%, 6/15/2063 (i)		6,588,222	299,920
Commercial Mortgage Pass-Through Certificates, 2021-BN35, “XA”, 1.035%, 6/15/2064 (i)		6,136,281	302,611
Commercial Mortgage Pass-Through Certificates, 2022-BNK41, “AS”, 3.79%, 4/15/2065		1,304,000	1,158,323
Commercial Mortgage Pass-Through Certificates, 2023-BNK46, “A4”, 5.745%, 8/15/2056		1,721,000	1,797,106
DT Auto Owner Trust, 2023-1A, “A”, 5.48%, 4/15/2027 (n)		45,448	45,455
ELM Trust, 2024-ELM, “A10”, 5.994%, 6/10/2039 (n)		833,333	842,047
ELM Trust, 2024-ELM, “B10”, 5.995%, 6/10/2039 (n)		607,994	614,029
Empire District Bondco LLC, 4.943%, 1/01/2033		772,000	771,313
Enterprise Fleet Financing LLC, 2024-3, “A2”, 5.31%, 4/20/2027 (n)		305,000	306,659
EQT Trust, 2024-EXTR, “A”, 5.331%, 7/05/2041 (n)		543,479	544,057
EQT Trust, 2024-EXTR, “B”, 5.654%, 7/05/2041 (n)		364,160	364,990
Fortress CBO Investments Ltd., 2022-FL3, “AS”, FLR, 7.107% (SOFR - 30 day + 2.25%), 2/23/2039 (n)		592,000	578,631
FS Rialto 2021-FL2 Issuer Ltd., “AS”, FLR, 6.45% ((SOFR - 1mo. + 0.11448%) + 1.55%), 5/16/2038 (n)		1,454,000	1,424,584
GreatAmerica Leasing Receivables Funding LLC, 2023-1, “A2”, 5.35%, 2/16/2026 (n)		164,452	164,758
MF1 2021-FL5 Ltd., “AS”, FLR, 6.095% ((SOFR - 1mo. + 0.11448%) + 1.2%), 7/15/2036 (n)		1,360,000	1,353,528
MF1 2021-FL5 Ltd., “C”, FLR, 6.595% ((SOFR - 1mo. + 0.11448%) + 1.7%), 7/15/2036 (n)		225,000	222,240
MF1 2021-FL6 Ltd., “AS”, FLR, 6.324% ((SOFR - 1mo. + 0.11448%) + 1.45%), 7/16/2036 (n)		2,200,000	2,177,236
MF1 2021-FL6 Ltd., “B”, FLR, 6.524% ((SOFR - 1mo. + 0.11448%) + 1.65%), 7/16/2036 (n)		1,400,000	1,373,713
MF1 2022-FL8 Ltd., “A”, FLR, 6.109% (SOFR - 1mo. + 1.35%), 2/19/2037 (n)		484,332	482,979
MF1 2022-FL8 Ltd., “B”, FLR, 6.709% (SOFR - 30 day + 1.95%), 2/19/2037 (n)		604,312	594,560
MF1 2024-FL14 LLC, “A”, FLR, 6.496% (SOFR - 1mo. + 1.737%), 3/19/2039 (n)		1,593,000	1,592,881
Morgan Stanley Capital I Trust, 2021-L5, “XA”, 1.283%, 5/15/2054 (i)		4,638,839	259,256
Morgan Stanley Capital I Trust, 2021-L6, “XA”, 1.174%, 6/15/2054 (i)		9,359,417	458,641
OBX Trust, 2023-NQM5, “A1”, 5.988%, 1/25/2064 (n)		192,921	193,709
OBX Trust, 2024-NQM1, “A1”, 5.928%, 11/25/2063 (n)		669,951	672,451
OBX Trust, 2024-NQM2, “A1”, 5.878%, 12/25/2063 (n)		1,210,922	1,214,992
OBX Trust, 2024-NQM3, “A1”, 6.129%, 12/25/2063 (n)		242,878	244,452
RAC Bond Co. PLC, 4.87%, 5/06/2026	GBP	530,000	675,937
Starwood Commercial Mortgage, 2021-FL2, “A”, FLR, 6.074% ((SOFR - 1mo. + 0.11448%) + 1.2%), 4/18/2038 (n)		$1,104,510	1,097,753
Starwood Commercial Mortgage, 2021-FL2, “AS”, FLR, 6.324% ((SOFR - 1mo. + 0.11448%) + 1.45%), 4/18/2038 (n)		1,400,000	1,377,733
TPG Real Estate Finance, 2021-FL4, “AS”, FLR, 6.295% ((SOFR - 1mo. + 0.11448%) + 1.4%), 3/15/2038 (n)		700,000	693,111
Verus Securitization Trust, 2014-1, “A1”, 5.712%, 1/25/2069 (n)		670,922	671,390
Verus Securitization Trust, 2024-4, “A1”, 6.218%, 6/25/2069 (n)		219,353	220,898
Volvo Financial Equipment LLC, 2024-1A, “A2”, 4.56%, 5/17/2027 (n)		586,000	584,651
Wells Fargo Commercial Mortgage Trust, 2021-C60, “XA”, 1.498%, 8/15/2054 (i)		6,769,466	488,978
Westlake Automobile Receivables Trust, 2023-1A, “A2B”, FLR, 5.859% (SOFR - 30 day + 0.85%), 6/15/2026 (n)		12,509	12,511
			$44,216,138

MFS Global Total Return Fund
Portfolio of Investments – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Automotive – 0.3%
Ferrari N.V., 3.625%, 5/21/2030	EUR	1,110,000	$ 1,223,002
Ford Motor Credit Co. LLC, 6.95%, 6/10/2026		$420,000	429,189
Ford Motor Credit Co. LLC, 5.8%, 3/08/2029		615,000	615,613
Hyundai Capital America, 6.375%, 4/08/2030 (n)		567,000	595,758
LKQ Corp., 6.25%, 6/15/2033		328,000	339,202
Volkswagen Financial Services AG, 3.875%, 9/10/2030	EUR	380,000	413,221
			$3,615,985
Broadcasting – 0.2%
Discovery Communications LLC, 4.125%, 5/15/2029		$274,000	$ 254,897
Ubisoft Entertainment S.A., 0.878%, 11/24/2027	EUR	2,100,000	1,907,370
Walt Disney Co., 3.5%, 5/13/2040		$658,000	533,142
WarnerMedia Holdings, Inc., 4.279%, 3/15/2032		235,000	205,938
			$2,901,347
Brokerage & Asset Managers – 0.3%
Charles Schwab Corp., 5.643% to 5/19/2028, FLR (SOFR - 1 day + 2.210%) to 5/19/2029		$335,000	$ 343,451
Charles Schwab Corp., 6.136% to 8/24/2033, FLR (SOFR - 1 day + 2.01%) to 8/24/2034		328,000	348,013
Low Income Investment Fund, 3.386%, 7/01/2026		285,000	275,483
Low Income Investment Fund, 3.711%, 7/01/2029		760,000	692,907
LPL Holdings, Inc., 4%, 3/15/2029 (n)		1,033,000	971,442
LSEG Netherlands B.V., 4.231%, 9/29/2030	EUR	510,000	580,769
LSEG US Financial Corp., 5.297%, 3/28/2034 (n)		$685,000	695,739
			$3,907,804
Building – 0.0%
Ferguson Enterprises, Inc., 5%, 10/03/2034		$203,000	$ 197,025
Business Services – 0.2%
Euronet Worldwide, Inc., 1.375%, 5/22/2026	EUR	825,000	$ 867,172
Experian Finance PLC, 3.375%, 10/10/2034		700,000	754,725
Fiserv, Inc., 4.4%, 7/01/2049		$620,000	524,658
Mastercard, Inc., 4.55%, 1/15/2035		679,000	659,744
Mastercard, Inc., 3.85%, 3/26/2050		395,000	318,458
			$3,124,757
Cable TV – 0.1%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.1%, 6/01/2029		$957,000	$ 977,390
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.8%, 3/01/2050		221,000	165,812
Videotron Ltd., 3.625%, 6/15/2029 (n)		760,000	709,495
			$1,852,697
Chemicals – 0.0%
DSM B.V., 3.625%, 7/02/2034	EUR	250,000	$ 274,760
Computer Software – 0.1%
Accenture Capital, Inc., 4.25%, 10/04/2031		$354,000	$ 343,108
Accenture Capital, Inc., 4.5%, 10/04/2034		236,000	228,123
Microsoft Corp., 2.921%, 3/17/2052		753,000	519,848
Oracle Corp., 4%, 7/15/2046		558,000	439,301
			$1,530,380

MFS Global Total Return Fund
Portfolio of Investments – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Conglomerates – 0.3%
nVent Finance S.à r.l., 5.65%, 5/15/2033		$677,000	$ 691,021
Regal Rexnord Corp., 6.05%, 4/15/2028		1,184,000	1,212,335
Veralto Corp., 4.15%, 9/19/2031	EUR	457,000	511,821
Westinghouse Air Brake Technologies Corp., 4.7%, 9/15/2028		$352,000	350,365
Westinghouse Air Brake Technologies Corp., 5.611%, 3/11/2034		324,000	333,049
Wurth Finance International B.V., 3%, 8/28/2031	EUR	320,000	344,618
			$3,443,209
Consumer Products – 0.2%
GSK Consumer Healthcare Capital US LLC, 2.125%, 3/29/2034	EUR	730,000	$ 707,553
Haleon UK Capital PLC, 2.875%, 9/18/2028		710,000	769,916
Kenvue, Inc., 5.05%, 3/22/2053		$718,000	697,991
L'Oreal S.A., 2.875%, 11/06/2031	EUR	700,000	757,009
			$2,932,469
Containers – 0.0%
Verallia S.A., 3.875%, 11/04/2032	EUR	500,000	$ 536,814
Electrical Equipment – 0.0%
Arrow Electronics, Inc., 5.875%, 4/10/2034		$601,000	$ 608,528
Electronics – 0.1%
Intel Corp., 5.7%, 2/10/2053		$384,000	$ 358,876
NXP B.V./NXP Funding LLC/NXP USA, Inc., 3.4%, 5/01/2030		279,000	257,064
NXP B.V./NXP Funding LLC/NXP USA, Inc., 5%, 1/15/2033		131,000	128,943
			$744,883
Emerging Market Quasi-Sovereign – 0.5%
Bank Gospodarstwa Krajowego (Republic of Poland), 6.25%, 10/31/2028 (n)		$539,000	$ 563,848
Bank Gospodarstwa Krajowego (Republic of Poland), 5.375%, 5/22/2033 (n)		442,000	439,226
CEZ A.S. (Czech Republic), 4.125%, 9/05/2031	EUR	383,000	419,986
CEZ A.S. (Czech Republic), 4.25%, 6/11/2032		1,012,000	1,113,544
Magyar Export-Import Bank PLC (Republic of Hungary), 6.125%, 12/04/2027 (n)		$740,000	753,668
Qatar Petroleum, 3.125%, 7/12/2041		776,000	588,009
Saudi Arabian Oil Co., 5.75%, 7/17/2054 (n)		612,000	590,428
SPP-Distribucia A.S. (Republic of Slovakia), 1%, 6/09/2031	EUR	1,860,000	1,652,360
			$6,121,069
Emerging Market Sovereign – 5.5%
Hellenic Republic (Republic of Greece), 3.375%, 6/15/2034	EUR	6,678,000	$ 7,304,673
Oriental Republic of Uruguay, 8.25%, 5/21/2031	UYU	43,446,000	988,196
Oriental Republic of Uruguay, 9.75%, 7/20/2033		40,347,000	990,774
People's Republic of China, 3.13%, 11/21/2029	CNY	87,780,000	13,130,234
People's Republic of China, 2.88%, 2/25/2033		91,220,000	13,591,804
People's Republic of China, 2.27%, 5/25/2034		30,000,000	4,260,475
Republic of Bulgaria, 5%, 3/05/2037		$1,332,000	1,276,682
Republic of Hungary, 4%, 7/25/2029	EUR	2,015,000	2,214,085
Republic of India, 7.18%, 8/14/2033	INR	258,900,000	3,131,470
Republic of Korea, 2.375%, 12/10/2027	KRW	2,825,000,000	2,011,769
Republic of Korea, 1.875%, 6/10/2029		16,236,970,000	11,207,255
Republic of Korea, 1.375%, 6/10/2030		11,961,200,000	7,939,011
Republic of Peru, 5.375%, 2/08/2035		$1,800,000	1,770,907
Republic of Poland, 3.625%, 1/11/2034	EUR	1,000,000	1,102,023

MFS Global Total Return Fund
Portfolio of Investments – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Emerging Market Sovereign – continued
Republic of Romania, 6.375%, 1/30/2034 (n)		$516,000	$ 514,834
			$71,434,192
Energy - Independent – 0.2%
Diamondback Energy, Inc., 5.75%, 4/18/2054		$608,000	$ 590,568
Occidental Petroleum Corp., 6.45%, 9/15/2036		663,000	685,643
Occidental Petroleum Corp., 6.05%, 10/01/2054		175,000	169,603
Pioneer Natural Resources Co., 2.15%, 1/15/2031		715,000	612,962
Santos Finance Ltd., 6.875%, 9/19/2033 (n)		653,000	701,106
			$2,759,882
Energy - Integrated – 0.2%
BP Capital Markets America, Inc., 4.812%, 2/13/2033		$439,000	$ 429,980
BP Capital Markets B.V., 4.323%, 5/12/2035	EUR	610,000	693,535
BP Capital Markets B.V., 0.933%, 12/04/2040		440,000	305,252
Eni S.p.A., 3.875%, 1/15/2034		410,000	451,088
Exxon Mobil Corp., 1.408%, 6/26/2039		690,000	550,189
OMV AG, 3.25%, 9/04/2031		223,000	242,966
			$2,673,010
Financial Institutions – 0.2%
Avolon Holdings Funding Ltd., 4.375%, 5/01/2026 (n)		$537,000	$ 528,761
Corporacion Inmobiliaria Vesta S.A.B. de C.V., 3.625%, 5/13/2031		464,000	407,711
CTP N.V., 4.75%, 2/05/2030	EUR	620,000	698,513
Macquarie AirFinance Holdings Ltd., 5.15%, 3/17/2030 (n)		$252,000	246,654
Macquarie AirFinance Holdings Ltd., 6.5%, 3/26/2031 (n)		423,000	439,429
Shurgard Luxembourg S.à r.l., 3.625%, 10/22/2034	EUR	600,000	640,619
			$2,961,687
Food & Beverages – 0.6%
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 4/15/2038		$446,000	$ 411,003
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/2049		512,000	522,478
Bacardi Ltd., 5.15%, 5/15/2038 (n)		658,000	616,357
Bacardi-Martini B.V., 5.4%, 6/15/2033 (n)		472,000	469,277
Bunge Ltd. Finance Corp., 4.65%, 9/17/2034		782,000	750,016
Constellation Brands, Inc., 3.15%, 8/01/2029		389,000	360,971
Constellation Brands, Inc., 2.25%, 8/01/2031		400,000	336,930
Diageo Finance PLC, 3.375%, 8/30/2035	EUR	540,000	584,291
Heineken N.V., 3.812%, 7/04/2036		640,000	703,581
JBS USA Food Co., 6.5%, 12/01/2052		$361,000	371,206
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 3%, 2/02/2029		621,000	570,524
Kerry Group Financial Srvices, 3.75%, 9/05/2036	EUR	480,000	523,925
Kraft Heinz Foods Co., 4.375%, 6/01/2046		$759,000	636,100
Nestle Finance International Ltd., 3.125%, 10/28/2036	EUR	780,000	835,481
PT Indofood CBP Sukses Makmur Tbk, 3.398%, 6/09/2031		$602,000	537,285
			$8,229,425
Forest & Paper Products – 0.0%
Graphic Packaging International LLC, 1.512%, 4/15/2026 (n)		$299,000	$ 282,679

MFS Global Total Return Fund
Portfolio of Investments – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Gaming & Lodging – 0.2%
IHG Finance LLC, 3.625%, 9/27/2031	EUR	690,000	$ 738,792
Las Vegas Sands Corp., 6.2%, 8/15/2034		$689,000	702,262
Marriott International, Inc., 2.85%, 4/15/2031		799,000	702,222
Sands China Ltd., 4.375%, 6/18/2030		782,000	735,223
			$2,878,499
Industrial – 0.0%
Arcadis N.V., 4.875%, 2/28/2028	EUR	477,000	$ 538,547
Insurance – 0.3%
Allianz SE, 3.2% to 4/30/2028, FLR (CMT - 5yr. + 2.165%) to 4/30/2171 (n)		$800,000	$ 684,737
Aviva PLC, 6.125%, 9/12/2054	GBP	530,000	668,920
Corebridge Financial, Inc., 4.35%, 4/05/2042		$894,000	759,517
Lincoln National Corp., 5.852%, 3/15/2034		507,000	521,015
MetLife, Inc., 5.3%, 12/15/2034		841,000	849,581
Sammons Financial Group, Inc., 6.875%, 4/15/2034 (n)		656,000	688,947
			$4,172,717
Insurance - Health – 0.1%
Elevance Health, Inc., 5.375%, 6/15/2034		$523,000	$ 527,981
UnitedHealth Group, Inc., 5.15%, 7/15/2034		851,000	857,425
UnitedHealth Group, Inc., 4.625%, 7/15/2035		184,000	178,426
			$1,563,832
Insurance - Property & Casualty – 0.4%
American International Group, Inc., 5.125%, 3/27/2033		$758,000	$ 757,677
Arthur J. Gallagher & Co., 6.5%, 2/15/2034		240,000	260,055
Arthur J. Gallagher & Co., 5.75%, 3/02/2053		512,000	511,119
Brown & Brown, Inc., 5.65%, 6/11/2034		529,000	538,409
Fairfax Financial Holdings Ltd., 4.25%, 12/06/2027	CAD	1,184,000	858,558
Fairfax Financial Holdings Ltd., 6.35%, 3/22/2054		$599,000	623,143
Marsh & McLennan Cos., Inc., 4.85%, 11/15/2031 (w)		807,000	804,119
Marsh & McLennan Cos., Inc., 5.4%, 3/15/2055 (w)		461,000	458,078
RenaissanceRe Holdings Ltd., 5.75%, 6/05/2033		238,000	241,596
			$5,052,754
International Market Quasi-Sovereign – 0.7%
Belfius Bank S.A. (Kingdom of Belgium), 4.125%, 9/12/2029	EUR	400,000	$ 452,354
Deutsche Bahn Finance GmbH, 3.375%, 1/29/2038		150,000	162,434
Electricite de France S.A., 6.5%, 11/08/2064	GBP	500,000	633,932
EnBW International Finance B.V. (Federal Republic of Germany), 4.3%, 5/23/2034	EUR	445,000	508,607
EnBW International Finance B.V. (Federal Republic of Germany), 4%, 7/22/2036		650,000	721,764
ESB Finance DAC (Republic of Ireland), 1.875%, 6/14/2031		405,000	403,941
Landsbankinn hf. (Republic of Iceland), 3.75%, 10/08/2029		775,000	836,353
Logicor Financing S.à r.l. (Grand Duchy of Luxembourg), 4.25%, 7/18/2029		200,000	220,291
Logicor Financing S.à r.l. (Grand Duchy of Luxembourg), 1.625%, 1/17/2030		610,000	596,777
NBN Co. Ltd. (Commonwealth of Australia), 5.75%, 10/06/2028 (n)		$590,000	609,589
NBN Co. Ltd. (Commonwealth of Australia), 3.75%, 3/22/2034	EUR	250,000	278,875
Ontario Teachers' Cadillac Fairview Properties, 2.5%, 10/15/2031 (n)		$727,000	608,988
P3 Group S.à r.l. (Grand Duchy of Luxembourg), 4%, 4/19/2032	EUR	240,000	261,315
P3 Group S.à r.l. (Grand Duchy of Luxembourg), 1.625%, 1/26/2029		680,000	680,437
RTE Reseau de Transport d'Electricite (French Republic), 3.5%, 10/02/2036		700,000	760,569

MFS Global Total Return Fund
Portfolio of Investments – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
International Market Quasi-Sovereign – continued
Swisscom Finance B.V., 3.5%, 11/29/2031	EUR	750,000	$ 831,484
			$8,567,710
International Market Sovereign – 9.0%
Commonwealth of Australia, 2.75%, 5/21/2041	AUD	1,944,000	$ 982,103
Commonwealth of Australia, 3%, 3/21/2047		10,153,000	4,933,225
Federal Republic of Germany, 2.1%, 4/12/2029	EUR	4,270,000	4,617,110
Government of Bermuda, 2.375%, 8/20/2030 (n)		$418,000	358,644
Government of Bermuda, 5%, 7/15/2032 (n)		1,331,000	1,297,725
Government of Canada, 1.25%, 6/01/2030	CAD	1,367,000	890,948
Government of Canada, 1.5%, 6/01/2031		12,028,000	7,806,905
Government of Canada, 2%, 6/01/2032		6,491,000	4,295,570
Government of Canada, 3.5%, 12/01/2045		1,112,000	823,104
Government of Canada, 1.75%, 12/01/2053		1,131,000	579,703
Government of Japan, 2.4%, 6/20/2028	JPY	899,700,000	6,328,928
Government of Japan, 1.2%, 12/20/2034		453,000,000	3,050,371
Government of Japan, 2.4%, 12/20/2034		1,938,000,000	14,519,822
Government of Japan, 0.3%, 12/20/2039		1,530,000,000	8,502,003
Government of Japan, 2.3%, 3/20/2040		349,150,000	2,561,429
Government of Japan, 0.4%, 3/20/2050		652,400,000	2,887,022
Government of Japan, 0.7%, 12/20/2051		522,900,000	2,431,929
Kingdom of Belgium, 0.4%, 6/22/2040	EUR	976,000	691,224
Kingdom of Spain, 3.45%, 10/31/2034 (n)		7,950,000	8,906,868
Kingdom of Spain, 3.9%, 7/30/2039 (n)		5,982,000	6,865,426
Kingdom of Spain, 4%, 10/31/2054		795,000	905,146
Republic of Iceland, 5%, 11/15/2028	ISK	182,000,000	1,229,333
Republic of Italy, 4.1%, 2/01/2029	EUR	5,605,000	6,372,513
Republic of Italy, 3.85%, 2/01/2035		4,299,000	4,763,215
Republic of Italy, 1.45%, 3/01/2036		6,437,000	5,579,071
Republic of Italy, 4.15%, 10/01/2039 (n)		5,688,000	6,341,862
United Kingdom Treasury, 0.375%, 10/22/2030	GBP	2,478,000	2,559,816
United Kingdom Treasury, 1.25%, 10/22/2041		6,397,000	4,933,000
United Kingdom Treasury, 1.5%, 7/22/2047		813,000	570,183
United Kingdom Treasury, 3.75%, 7/22/2052		764,000	819,204
			$117,403,402
Local Authorities – 0.2%
Province of Alberta, 1.65%, 6/01/2031	CAD	817,000	$ 522,860
Province of British Columbia, 3.4%, 5/24/2039	EUR	1,010,000	1,123,259
Province of British Columbia, 2.95%, 6/18/2050	CAD	600,000	343,560
			$1,989,679
Machinery & Tools – 0.1%
AGCO Corp., 5.8%, 3/21/2034		$426,000	$ 433,284
Ashtead Capital, Inc., 5.95%, 10/15/2033 (n)		429,000	438,743
CNH Industrial Capital LLC, 5.5%, 1/12/2029		499,000	510,417
			$1,382,444
Major Banks – 1.6%
Banco BPM S.p.A., 4.625%, 11/29/2027	EUR	430,000	$ 485,849
Bank of America Corp., 5.202% to 4/25/2028, FLR (SOFR - 1 day + 1.63%) to 4/25/2029		$516,000	521,067
Bank of America Corp., 2.687% to 4/22/2031, FLR (SOFR - 1 day + 1.32%) to 4/22/2032		605,000	524,647
Bank of America Corp., 5.425% to 8/15/2034, FLR (SOFR - 1 day + 1.913%) to 8/15/2035		619,000	609,774

MFS Global Total Return Fund
Portfolio of Investments – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
Bankinter S.A., 3.5%, 9/10/2032	EUR	400,000	$ 434,811
Commonwealth Bank of Australia, 2.688%, 3/11/2031 (n)		$1,471,000	1,269,951
Credit Agricole S.A., 6.316% to 10/03/2028, FLR (SOFR - 1 day + 1.86%) to 10/03/2029 (n)		822,000	859,546
Credit Agricole S.A., 3.75%, 1/22/2034	EUR	100,000	110,366
Danske Bank A.S., 1.549%, 9/10/2027 (n)		$543,000	511,735
Danske Bank A.S., 4.613% to 10/02/2029, FLR (CMT - 1yr. + 1.1%) to 10/02/2030 (n)		568,000	554,548
Goldman Sachs Group, Inc., 4.692% to 10/23/2029, FLR (SOFR - 1 day + 1.135%) to 10/23/2030		267,000	263,509
Goldman Sachs Group, Inc., 5.016% to 10/23/2034, FLR (SOFR - 1 day + 1.42%) to 10/23/2035		356,000	347,600
HSBC Holdings PLC, 2.099% to 6/04/2025, FLR (SOFR - 1 day + 1.929%) to 6/04/2026		515,000	505,906
HSBC Holdings PLC, 4.856% to 5/23/2032, FLR (EURIBOR - 3mo. + 1.942%) to 5/23/2033	EUR	600,000	702,873
JPMorgan Chase & Co., 5.581% to 4/22/2029, FLR (SOFR - 1 day + 1.16%) to 4/22/2030		$511,000	524,168
JPMorgan Chase & Co., 1.953% to 2/04/2031, FLR (SOFR - 1 day + 1.065%) to 2/04/2032		593,000	496,042
JPMorgan Chase & Co., 3.761%, 3/21/2034	EUR	460,000	505,418
JPMorgan Chase & Co., 3.109% to 4/22/2050, FLR (SOFR - 1 day + 2.44%) to 4/22/2051		$607,000	422,597
mBank S.A., 4.034%, 9/27/2030	EUR	500,000	541,714
Mitsubishi UFJ Financial Group, Inc., 2.494% to 10/13/2031, FLR (CMT - 1yr. + 0.97%) to 10/13/2032		$484,000	413,051
Morgan Stanley, 1.593% to 5/04/2026, FLR (SOFR - 1 day + 0.879%) to 5/04/2027		673,000	641,611
Morgan Stanley, 3.622% to 4/01/2030, FLR (SOFR - 1 day + 3.12%) to 4/01/2031		466,000	436,114
Morgan Stanley, 5.424% to 7/21/2033, FLR (SOFR - 1 day + 1.88%) to 7/21/2034		344,000	347,546
Morgan Stanley, 5.213%, 10/24/2035	GBP	774,000	968,079
Nationwide Building Society, 3.828%, 7/24/2032	EUR	650,000	713,084
NatWest Group PLC, 3.673%, 8/05/2031		240,000	262,909
NatWest Group PLC, 8.125% to 5/10/2034, FLR (CMT - 5yr. + 3.752%) to 6/30/2172		$200,000	214,313
NatWest Markets PLC, 3.625%, 1/09/2029	EUR	530,000	587,639
PNC Financial Services Group, Inc., 5.676% to 1/22/2034, FLR (SOFR - 1 day + 1.902%) to 1/22/2035		$431,000	442,735
Royal Bank of Canada, 4.875%, 11/01/2030	GBP	520,000	661,408
Toronto-Dominion Bank, 3.563%, 4/16/2031	EUR	740,000	807,718
UBS Group AG, 2.746% to 2/11/2032, FLR (CMT - 1yr. + 1.1%) to 2/11/2033 (n)		$1,683,000	1,426,123
UBS Group AG, 4.125% to 6/09/2032, FLR (EUR ICE Swap Rate - 1yr. + 1.75%) to 6/09/2033	EUR	520,000	581,174
UniCredit S.p.A., 2.569% to 9/22/2025, FLR (CMT - 1yr. + 2.3%) to 9/22/2026 (n)		$1,030,000	1,004,255
UniCredit S.p.A., 4.2%, 6/11/2034	EUR	590,000	649,889
Wells Fargo & Co., 3.35% to 3/02/2032, FLR (SOFR - 1 day + 1.5%) to 3/02/2033		$496,000	440,714
			$20,790,483
Medical & Health Technology & Services – 0.3%
Becton, Dickinson and Co., 3.828%, 6/07/2032	EUR	550,000	$ 609,501
HCA, Inc., 5.45%, 9/15/2034		$385,000	382,267
HCA, Inc., 5.125%, 6/15/2039		354,000	334,347
ICON Investments Six DAC, 5.809%, 5/08/2027		708,000	722,078
Memorial Sloan-Kettering Cancer Center, 2.955%, 1/01/2050		670,000	460,292
New York Society for the Relief of the Ruptured & Crippled, 2.667%, 10/01/2050		1,300,000	823,030
ProMedica Toledo Hospital, “B”, AGM, 6.015%, 11/15/2048		590,000	598,770
Thermo Fisher Scientific Finance I B.V., 2%, 10/18/2051	EUR	330,000	252,216
			$4,182,501
Medical Equipment – 0.1%
Medtronic, Inc., 4.15%, 10/15/2053	EUR	180,000	$ 202,594
Stryker Corp., 3.625%, 9/11/2036		500,000	542,524
			$745,118

MFS Global Total Return Fund
Portfolio of Investments – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Metals & Mining – 0.1%
Anglo American Capital PLC, 5.625%, 4/01/2030 (n)		$572,000	$ 587,089
Vale Overseas Ltd., 6.4%, 6/28/2054		428,000	429,947
			$1,017,036
Midstream – 0.3%
Columbia Pipelines Operating Co. LLC, 6.036%, 11/15/2033 (n)		$246,000	$ 254,748
Columbia Pipelines Operating Co. LLC, 6.544%, 11/15/2053 (n)		550,000	591,235
Eastern Energy Gas Holdings LLC, 5.65%, 10/15/2054		312,000	304,873
Energy Transfer LP, 5.95%, 5/15/2054		466,000	459,011
Galaxy Pipeline Assets Bidco Ltd., 2.16%, 3/31/2034 (n)		847,847	734,783
Plains All American Pipeline LP, 5.7%, 9/15/2034		687,000	692,944
Targa Resources Corp., 4.2%, 2/01/2033		132,000	121,340
Targa Resources Corp., 4.95%, 4/15/2052		488,000	424,702
Vier Gas Transport GmbH, 3.375%, 11/11/2031	EUR	700,000	754,976
			$4,338,612
Mortgage-Backed – 4.7%
Fannie Mae, 4.5%, 3/01/2025 - 2/01/2046		$2,576,986	$ 2,518,387
Fannie Mae, 5.5%, 1/01/2037		8,776	8,907
Fannie Mae, 6%, 9/01/2037 - 6/01/2038		102,469	105,723
Fannie Mae, 5%, 4/01/2040 - 8/01/2040		689,968	690,415
Fannie Mae, 4%, 11/01/2040 - 2/01/2041		781,731	741,670
Fannie Mae, 3.5%, 5/01/2043 - 12/01/2046		1,229,447	1,119,622
Fannie Mae, UMBS, 2%, 3/01/2037 - 7/01/2052		5,331,257	4,384,650
Fannie Mae, UMBS, 2.5%, 4/01/2037 - 6/01/2052		4,840,847	4,046,508
Fannie Mae, UMBS, 3%, 5/01/2037 - 6/01/2052		1,368,555	1,186,898
Fannie Mae, UMBS, 1.5%, 4/01/2052		978,509	739,036
Fannie Mae, UMBS, 3.5%, 5/01/2052 - 6/01/2053		422,515	378,178
Fannie Mae, UMBS, 5.5%, 11/01/2052 - 10/01/2054		4,857,573	4,816,147
Fannie Mae, UMBS, 6%, 12/01/2052 - 11/01/2053		596,954	601,222
Fannie Mae, UMBS, 5%, 4/01/2053		479,205	465,821
Fannie Mae, UMBS, 4.5%, 10/01/2053 - 5/01/2054		394,743	374,909
Fannie Mae, UMBS, 6.5%, 12/01/2053 - 2/01/2054		879,885	897,765
Freddie Mac, 1.366%, 3/25/2027 (i)		1,523,000	43,923
Freddie Mac, 5.808%, 3/25/2029		742,237	745,201
Freddie Mac, 5.713%, 4/25/2029		1,042,424	1,042,770
Freddie Mac, 1.798%, 4/25/2030 - 5/25/2030 (i)		10,546,024	894,559
Freddie Mac, 1.868%, 4/25/2030 (i)		2,614,093	227,028
Freddie Mac, 1.666%, 5/25/2030 (i)		3,298,344	264,212
Freddie Mac, 1.341%, 6/25/2030 (i)		3,056,884	196,610
Freddie Mac, 1.599%, 8/25/2030 (i)		2,713,457	212,603
Freddie Mac, 1.169%, 9/25/2030 (i)		1,752,322	102,222
Freddie Mac, 1.08%, 11/25/2030 (i)		3,594,105	200,623
Freddie Mac, 0.325%, 1/25/2031 (i)		13,612,616	210,045
Freddie Mac, 0.513%, 3/25/2031 (i)		16,680,961	431,325
Freddie Mac, 0.938%, 7/25/2031 (i)		3,177,082	171,144
Freddie Mac, 0.536%, 9/25/2031 (i)		13,281,588	405,753
Freddie Mac, 0.855%, 9/25/2031 (i)		4,021,884	191,165
Freddie Mac, 0.567%, 12/25/2031 (i)		3,294,996	108,970
Freddie Mac, 0.905%, 9/25/2034 (i)(w)		2,485,542	180,776
Freddie Mac, 5.5%, 7/01/2037		17,398	17,597
Freddie Mac, 4.5%, 12/01/2039 - 5/01/2042		795,371	778,504
Freddie Mac, 5%, 7/01/2041		275,169	276,489
Freddie Mac, UMBS, 2%, 5/01/2037 - 3/01/2052		2,358,173	1,874,522

MFS Global Total Return Fund
Portfolio of Investments – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Freddie Mac, UMBS, 3.5%, 1/01/2047		$560,604	$ 509,098
Freddie Mac, UMBS, 3%, 6/01/2050 - 4/01/2052		369,230	319,938
Freddie Mac, UMBS, 2.5%, 10/01/2051 - 9/01/2052		2,050,267	1,703,170
Freddie Mac, UMBS, 4%, 5/01/2052 - 10/01/2052		1,147,994	1,062,500
Freddie Mac, UMBS, 4.5%, 9/01/2052 - 7/01/2053		680,883	646,640
Freddie Mac, UMBS, 5.5%, 10/01/2052 - 4/01/2054		2,454,794	2,432,849
Freddie Mac, UMBS, 6%, 11/01/2052 - 10/01/2053		1,435,390	1,445,386
Freddie Mac, UMBS, 6.5%, 11/01/2053 - 7/01/2054		1,396,165	1,425,656
Ginnie Mae, 5%, 5/15/2040 - 4/20/2053		718,460	705,056
Ginnie Mae, 3.5%, 6/20/2043 - 12/20/2052		1,739,808	1,581,087
Ginnie Mae, 2.5%, 8/20/2051 - 10/20/2052		3,813,623	3,232,102
Ginnie Mae, 3%, 10/20/2051 - 11/20/2052		2,213,823	1,942,181
Ginnie Mae, 2%, 1/20/2052 - 6/20/2052		846,706	691,247
Ginnie Mae, 4%, 7/20/2052 - 10/20/2052		1,310,138	1,220,276
Ginnie Mae, 4.5%, 9/20/2052 - 11/20/2052		1,306,579	1,249,033
Ginnie Mae, 5.5%, 2/20/2053 - 8/20/2054		812,393	809,577
Ginnie Mae, 6%, 4/20/2054 - 6/20/2054		247,460	249,490
Ginnie Mae, 6.04%, 3/20/2064		664,300	668,179
Ginnie Mae, TBA, 6.5%, 11/15/2054		275,000	279,380
UMBS, TBA, 2%, 11/25/2054 - 12/25/2054		2,100,000	1,664,947
UMBS, TBA, 2.5%, 11/25/2054 - 12/25/2054		2,925,000	2,420,062
UMBS, TBA, 3%, 11/25/2054		2,975,000	2,560,840
UMBS, TBA, 3.5%, 11/25/2054		375,000	335,230
UMBS, TBA, 4.5%, 11/25/2054		475,000	450,920
			$61,256,743
Municipals – 0.5%
Colorado Housing & Finance Authority Rev., Single Family Mortgage Class I, Taxable, “D-1”, GNMA, 5%, 11/01/2047		$610,000	$ 602,836
Connecticut Higher Education Supplemental Loan Authority Rev., Taxable (Chesla Loan Program), “C”, 4.668%, 11/15/2034		620,000	581,323
Iowa Student Loan Liquidity Corp. Rev., Taxable, “A”, 5.08%, 12/01/2039		495,000	472,527
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, Issue M, “A”, 2.641%, 7/01/2037		1,045,000	917,607
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, Issue M, “A”, 4.949%, 7/01/2038		1,530,000	1,485,028
Massachusetts Housing Finance Agency, Single Family Housing Rev., Taxable, “226”, 5.562%, 12/01/2052		1,030,000	1,036,719
Michigan Finance Authority Hospital Rev., Taxable (Trinity Health Credit Group), 3.384%, 12/01/2040		585,000	479,929
National Finance Authority, NH, Utility Refunding Rev., Taxable (Wheeling Power Co. Project), “A”, 6.89%, 4/01/2034		545,000	561,906
			$6,137,875
Natural Gas - Distribution – 0.1%
ENGIE S.A., 3.875%, 3/06/2036	EUR	200,000	$ 220,490
ENGIE S.A., 4.25%, 1/11/2043		300,000	331,146
Infraestructura Energética Nova S.A.B. de C.V., 4.875%, 1/14/2048		$710,000	550,420
Naturgy Finance S.A., 3.25%, 10/02/2030	EUR	400,000	430,479
			$1,532,535
Natural Gas - Pipeline – 0.1%
APA Infrastructure Ltd., 5.125%, 9/16/2034 (n)		$530,000	$ 514,214
APA Infrastructure Ltd., 2.5%, 3/15/2036	GBP	1,140,000	1,064,366
APA Infrastructure Ltd., 5.75%, 9/16/2044 (n)		$200,000	196,131
			$1,774,711
Network & Telecom – 0.0%
Orange S.A., 1.375%, 9/04/2049	EUR	100,000	$ 72,971

MFS Global Total Return Fund
Portfolio of Investments – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Oils – 0.0%
Raizen Fuels Finance S.A., 6.45%, 3/05/2034 (n)		$606,000	$ 618,166
Other Banks & Diversified Financials – 0.8%
AIB Group PLC, 6.608% to 9/13/2028, FLR (SOFR - 1 day + 2.33%) to 9/13/2029 (n)		$973,000	$ 1,022,892
AIB Group PLC, 5.871% to 3/28/2034, FLR (SOFR - 1 day + 1.91%) to 3/28/2035 (n)		438,000	447,696
Banque Federative du Credit Mutuel S.A., 3.75%, 2/03/2034	EUR	300,000	330,444
BPCE S.A., 4.5%, 3/15/2025 (n)		$681,000	678,453
BPCE S.A., 2.277% to 1/20/2031, FLR (SOFR - 1 day + 1.312%) to 1/20/2032 (n)		960,000	801,702
CaixaBank S.A., 4.375% to 8/08/2031, FLR (EUR ICE Swap Rate - 1yr. + 1.95%) to 8/08/2036	EUR	400,000	437,924
Commerzbank AG, 4%, 7/16/2032		400,000	438,365
Commerzbank AG, 3.875%, 10/15/2035		300,000	320,588
Coventry Building Society, 3.125%, 10/29/2029		310,000	333,506
Deutsche Bank AG, 3.75% to 1/15/2029, FLR (EURIBOR - 3mo. + 1.25%) to 1/15/2030		600,000	664,428
Deutsche Bank AG, 6.125% to 12/12/2029, FLR (SONIA + 2.621%) to 12/12/2030	GBP	600,000	783,778
Intesa Sanpaolo S.p.A., 7.2%, 11/28/2033 (n)		$796,000	878,055
KBC Group N.V., 3.75%, 3/27/2032	EUR	600,000	662,547
Macquarie Group Ltd., 6.255% to 12/07/2033, FLR (SOFR - 1 day + 2.303%) to 12/07/2034 (n)		$640,000	681,110
Manufacturers and Traders Trust Co., 4.7%, 1/27/2028		650,000	643,999
Powszechna Kasa Oszczednosci Bank Polski S.A., 3.875%, 9/12/2027	EUR	520,000	565,666
Truist Financial Corp., 5.435% to 1/24/2029, FLR (SOFR - 1 day + 1.62%) to 1/24/2030		$342,000	346,103
Truist Financial Corp., 5.711% to 1/24/2034, FLR (SOFR - 1 day + 1.922%) to 1/24/2035		253,000	257,582
			$10,294,838
Pharmaceuticals – 0.2%
AbbVie, Inc., 5.35%, 3/15/2044		$342,000	$ 343,025
AbbVie, Inc., 5.4%, 3/15/2054		427,000	430,230
Bristol-Myers Squibb Co., 5.5%, 2/22/2044		281,000	285,899
Johnson & Johnson, 3.55%, 6/01/2044	EUR	580,000	641,630
Roche Holdings, Inc., 5.489%, 11/13/2030 (n)		$808,000	840,358
			$2,541,142
Pollution Control – 0.0%
Waste Management, Inc., 4.625%, 2/15/2033		$427,000	$ 420,340
Precious Metals & Minerals – 0.1%
Northern Star Resources Ltd. Co., 6.125%, 4/11/2033 (n)		$683,000	$ 708,366
Railroad & Shipping – 0.0%
Burlington Northern Sante Fe LLC, 5.5%, 3/15/2055		$590,000	$ 603,218
Real Estate - Office – 0.1%
Boston Properties LP, REIT, 3.65%, 2/01/2026		$557,000	$ 546,580
Boston Properties LP, REIT, 2.75%, 10/01/2026		283,000	271,251
Corporate Office Property LP, REIT, 2.25%, 3/15/2026		364,000	350,099
Corporate Office Property LP, REIT, 2%, 1/15/2029		217,000	190,358
Corporate Office Property LP, REIT, 2.75%, 4/15/2031		173,000	147,823
			$1,506,111
Real Estate - Other – 0.1%
Cousins Properties, Inc., REIT, 5.875%, 10/01/2034		$362,000	$ 365,188
EPR Properties, REIT, 3.6%, 11/15/2031		829,000	730,891
Lexington Realty Trust Co., 2.7%, 9/15/2030		515,000	445,754
			$1,541,833

MFS Global Total Return Fund
Portfolio of Investments – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Real Estate - Retail – 0.2%
Hammerson PLC, 5.875%, 10/08/2036	GBP	197,000	$ 244,158
STORE Capital Corp., REIT, 2.7%, 12/01/2031		$1,063,000	877,512
Unibail-Rodamco-Westfield SE, 3.875%, 9/11/2034	EUR	500,000	538,925
WEA Finance LLC, REIT, 2.875%, 1/15/2027 (n)		$800,000	759,860
			$2,420,455
Retailers – 0.1%
Alimentation Couche-Tard, Inc., 4.011%, 2/12/2036	EUR	300,000	$ 323,629
Home Depot, Inc., 4.875%, 2/15/2044		$281,000	265,005
Home Depot, Inc., 3.625%, 4/15/2052		471,000	357,247
			$945,881
Specialty Chemicals – 0.1%
International Flavors & Fragrances, Inc., 1.832%, 10/15/2027 (n)		$429,000	$ 392,909
International Flavors & Fragrances, Inc., 4.375%, 6/01/2047		482,000	386,343
International Flavors & Fragrances, Inc., 5%, 9/26/2048		301,000	267,611
			$1,046,863
Specialty Stores – 0.1%
DICK'S Sporting Goods, 4.1%, 1/15/2052		$964,000	$ 707,840
Richemont International S.A., 1.5%, 3/26/2030	EUR	600,000	604,501
			$1,312,341
Supermarkets – 0.1%
Kroger Co., 5%, 9/15/2034		$267,000	$ 262,624
Kroger Co., 5.5%, 9/15/2054		484,000	470,017
Tesco Corp. Treasury Services PLC, 5.125%, 5/22/2034	GBP	310,000	380,923
			$1,113,564
Supranational – 1.3%
European Investment Bank, 2.25%, 12/14/2029	EUR	3,286,000	$ 3,510,473
European Union, 1.625%, 12/04/2029		4,180,000	4,320,011
European Union, 3%, 12/04/2034		2,375,000	2,585,215
European Union, 3.375%, 11/04/2042		1,815,000	1,997,032
European Union, 2.5%, 10/04/2052		670,000	615,771
European Union, 3.375%, 10/05/2054		4,139,437	4,460,955
			$17,489,457
Telecommunications - Wireless – 0.2%
American Tower Corp., 5.45%, 2/15/2034		$704,000	$ 713,207
TDF Infrastructure S.A.S., 4.125%, 10/23/2031	EUR	500,000	537,073
T-Mobile USA, Inc., 3.875%, 4/15/2030		$454,000	431,173
T-Mobile USA, Inc., 5.75%, 1/15/2034		247,000	257,316
Vodafone Group PLC, 5.625%, 2/10/2053		507,000	494,083
			$2,432,852
Telephone Services – 0.1%
TELUS Corp., 2.85%, 11/13/2031	CAD	1,323,000	$ 862,252

MFS Global Total Return Fund
Portfolio of Investments – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Tobacco – 0.2%
B.A.T. International Finance PLC, 4.125%, 4/12/2032	EUR	1,220,000	$ 1,336,768
Imperial Brands Finance PLC, 5.5%, 2/01/2030 (n)		$669,000	676,446
			$2,013,214
Transportation - Services – 0.3%
Autostrade per l'Italia S.p.A., 5.125%, 6/14/2033	EUR	310,000	$ 360,424
DSV Finance B.V., 3.25%, 11/06/2030		150,000	163,184
DSV Finance B.V., 3.375%, 11/06/2032		100,000	108,942
DSV Finance B.V., 3.375%, 11/06/2034		100,000	107,931
Element Fleet Management Corp., 6.271%, 6/26/2026 (n)		$346,000	352,809
Element Fleet Management Corp., 6.319%, 12/04/2028 (n)		334,000	349,221
Heathrow Funding Ltd., 6%, 3/05/2032	GBP	440,000	557,643
Transurban Finance Co. Pty Ltd., 4.225%, 4/26/2033	EUR	620,000	702,042
Transurban Finance Co. Pty Ltd., 3.974%, 3/12/2036		290,000	317,642
Triton International Ltd., 3.15%, 6/15/2031 (n)		$769,000	655,570
United Parcel Service, 5.05%, 3/03/2053		364,000	346,386
			$4,021,794
U.S. Government Agencies and Equivalents – 0.0%
Small Business Administration, 5.31%, 5/01/2027		$14,650	$ 14,543
U.S. Treasury Obligations – 1.6%
U.S. Treasury Bonds, 3.875%, 5/15/2043 (f)		$4,223,000	$ 3,851,013
U.S. Treasury Bonds, 4.625%, 5/15/2044		256,000	257,280
U.S. Treasury Bonds, 4.75%, 11/15/2053		3,531,000	3,682,171
U.S. Treasury Notes, 2.75%, 8/15/2032		3,949,000	3,558,574
U.S. Treasury Notes, TIPS, 2.125%, 4/15/2029		9,166,581	9,263,648
			$20,612,686
Utilities - Electric Power – 1.1%
Adani Electricity Mumbai Ltd., 3.949%, 2/12/2030 (n)		$786,000	$ 692,782
Algonquin Power & Utilities Corp., 5.365%, 6/15/2026		240,000	241,339
Berkshire Hathaway Energy Co., 5.15%, 11/15/2043		163,000	158,708
Berkshire Hathaway Energy Co., 4.6%, 5/01/2053		136,000	116,873
Bruce Power LP, 2.68%, 12/21/2028	CAD	1,512,000	1,035,177
Chile Electricity Lux MPC II S.à r.l., 5.58%, 10/20/2035 (n)		$463,000	460,222
Duke Energy Corp., 3.75%, 4/01/2031	EUR	850,000	927,162
Duke Energy Florida LLC, 6.2%, 11/15/2053		$549,000	602,182
E.ON International Finance B.V., 5.875%, 10/30/2037	GBP	500,000	652,308
Enel Americas S.A., 4%, 10/25/2026		$1,835,000	1,799,301
Enel Finance International N.V., 2.5%, 7/12/2031 (n)		318,000	269,525
Enel Finance International N.V., 3.875%, 1/23/2035	EUR	700,000	772,873
Enel Finance International N.V., 4.75%, 5/25/2047 (n)		$456,000	400,588
EPH Financing International A.S., 6.651%, 11/13/2028	EUR	434,000	507,490
EPH Financing International A.S., 5.875%, 11/30/2029		617,000	704,186
Eversource Energy, 5.5%, 1/01/2034		$525,000	528,687
Florida Power & Light Co., 2.875%, 12/04/2051		549,000	359,717
Georgia Power Co., 4.95%, 5/17/2033		735,000	732,974
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)		548,000	467,976
Oncor Electric Delivery Co. LLC, 3.5%, 5/15/2031	EUR	450,000	493,059
Pacific Gas & Electric Co., 6.1%, 1/15/2029		$425,000	441,292
Pacific Gas & Electric Co., 6.4%, 6/15/2033		274,000	291,593
Pacific Gas & Electric Co., 5.9%, 10/01/2054		335,000	334,897

MFS Global Total Return Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – continued
PPL Electric Utilities Corp. 1st Mortgage, 5.25%, 5/15/2053	$771,000	$ 760,919
Xcel Energy, Inc., 4.6%, 6/01/2032	359,000	344,602
Xcel Energy, Inc., 5.5%, 3/15/2034	275,000	277,329
		$14,373,761
Total Bonds (Identified Cost, $508,368,551)		$497,844,997
Preferred Stocks – 0.9%
Aerospace & Defense – 0.2%
Boeing Co. (a)	43,218	$ 2,322,103
Consumer Products – 0.5%
Henkel AG & Co. KGaA	80,864	$ 6,999,842
Metals & Mining – 0.1%
Gerdau S.A.	436,422	$ 1,381,537
Utilities - Electric Power – 0.1%
NextEra Energy, Inc. (a)	16,688	$ 813,540
Total Preferred Stocks (Identified Cost, $8,387,028)		$11,517,022
Convertible Bonds – 0.1%
Utilities - Electric Power – 0.1%
Pacific Gas & Electric Co., 4.25%, 12/01/2027 (n) (Identified Cost, $594,000)	$594,000	$ 647,757
Investment Companies (h) – 1.4%
Money Market Funds – 1.4%
MFS Institutional Money Market Portfolio, 4.87% (v) (Identified Cost, $18,789,089)	18,788,517	$ 18,790,396
Underlying/Expiration Date/Exercise Price	Put/Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts
Purchased Options – 0.0%
Market Index Securities – 0.0%
iTraxx Europe Crossover Series 41 Index Credit Default Swap – Fund pays 5%, Fund receives notional amount upon a defined credit event of an index constituent – November 2024 @ 3.375%	Put	Citibank N.A.	$ 25,837,370	EUR 21,660,000	$ 25,851
iTraxx Europe Crossover Series 41 Index Credit Default Swap – Fund pays 5%, Fund receives notional amount upon a defined credit event of an index constituent – November 2024 @ 3.375%	Put	Goldman Sachs International	12,918,685	10,830,000	12,925
iTraxx Europe Crossover Series 41 Index Credit Default Swap – Fund pays 5%, Fund receives notional amount upon a defined credit event of an index constituent – November 2024 @ 3.375%	Put	Citibank N.A.	19,467,492	16,320,000	19,478
iTraxx Europe Crossover Series 42 Index Credit Default Swap – Fund pays 5%, Fund receives notional amount upon a defined credit event of an index constituent – December 2024 @ 3.5%	Put	Goldman Sachs International	10,655,475	9,020,000	47,748

MFS Global Total Return Fund
Portfolio of Investments – continued
Underlying/Expiration Date/Exercise Price	Put/Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts	Value ($)
Purchased Options – continued
Market Index Securities – continued
iTraxx Europe Crossover Series 42 Index Credit Default Swap – Fund pays 5%, Fund receives notional amount upon a defined credit event of an index constituent – December 2024 @ 3.5%	Put	Barclays Bank PLC	$ 9,651,356	EUR 8,170,000	$ 43,249
Total Purchased Options (Premiums Paid, $428,114)					$149,251
Written Options (see table below) – (0.0)%
(Premiums Received, $103,803)					$(17,813)
Other Assets, Less Liabilities – (0.1)%					(758,840)
Net Assets – 100.0%					$1,309,386,789
(a)	Non-income producing security.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $18,790,396 and $1,291,373,046, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $91,840,620, representing 7.0% of net assets.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy. For further information about the fund’s level 3 holdings, please see Note 2 in the Notes to Financial Statements.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
AGM	Assured Guaranty Municipal
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
GDR	Global Depositary Receipt
GNMA	Government National Mortgage Assn.
ICE	Intercontinental Exchange
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
TBA	To Be Announced
TIPS	Treasury Inflation Protected Security
UMBS	Uniform Mortgage-Backed Security
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Yuan Renminbi (Offshore)

MFS Global Total Return Fund
Portfolio of Investments – continued
CNY	China Yuan Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
ISK	Iceland Krona
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
UYU	Uruguayan Peso
Derivative Contracts at 10/31/24
Written Options
Underlying	Put/ Call	Counterparty	Par Amount/ Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Liability Derivatives
Market Index Securities
iTraxx Europe Crossover Series 41 Index Credit Default Swap – Fund pays 5%, Fund receives notional amount upon a defined credit event of an index constituent	Put	Citibank N.A.	EUR (10,250,000)	$(12,226,826)	4%	November – 2024	$(4,882)
iTraxx Europe Crossover Series 41 Index Credit Default Swap – Fund pays 5%, Fund receives notional amount upon a defined credit event of an index constituent	Put	Goldman Sachs International	EUR (10,830,000)	(12,918,685)	4%	November – 2024	(5,158)
iTraxx Europe Crossover Series 41 Index Credit Default Swap – Fund pays 5%, Fund receives notional amount upon a defined credit event of an index constituent	Put	Citibank N.A.	EUR (16,320,000)	(19,467,492)	4%	November – 2024	(7,773)
							$(17,813)
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
EUR	4,699,842	USD	5,125,194	Barclays Bank PLC	1/17/2025	$4,121
EUR	979,411	USD	1,061,373	HSBC Bank	1/17/2025	7,538
EUR	405,392	USD	439,638	Merrill Lynch International	1/17/2025	2,800
EUR	4,221,544	USD	4,577,911	State Street Bank Corp.	1/17/2025	29,399
GBP	1,943,934	USD	2,504,322	State Street Bank Corp.	1/17/2025	1,755
IDR	133,179,945,777	USD	8,324,675	Citibank N.A.	11/01/2024	160,827
IDR	34,391,959,456	USD	2,178,568	Citibank N.A.	2/03/2025	6,044
KRW	1,548,464,108	USD	1,119,398	Barclays Bank PLC	11/01/2024	2,676

MFS Global Total Return Fund
Portfolio of Investments – continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives - continued
KRW	23,325,127,917	USD	16,811,025	Citibank N.A.	11/01/2024	$91,241
KRW	19,579,753,855	USD	14,154,380	JPMorgan Chase Bank N.A.	11/01/2024	33,847
USD	708,204	AUD	1,050,742	State Street Bank Corp.	1/17/2025	16,280
USD	730,485	CAD	1,001,000	JPMorgan Chase Bank N.A.	1/17/2025	9,626
USD	9,682,228	CAD	13,161,285	State Street Bank Corp.	1/17/2025	204,276
USD	368,468	CHF	313,165	HSBC Bank	1/17/2025	2,671
USD	4,508,754	CZK	103,698,522	Merrill Lynch International	1/17/2025	44,033
USD	11,052,416	EUR	10,053,747	BNP Paribas S.A.	1/17/2025	79,953
USD	545,449	EUR	499,714	Citibank N.A.	1/17/2025	71
USD	388,255	EUR	352,401	HSBC Bank	1/17/2025	3,652
USD	11,313,988	EUR	10,292,368	JPMorgan Chase Bank N.A.	1/17/2025	81,100
USD	1,538,541	EUR	1,396,835	State Street Bank Corp.	1/17/2025	14,062
USD	151,115	EUR	137,922	UBS AG	1/17/2025	590
USD	1,005,299	GBP	774,000	HSBC Bank	1/17/2025	7,475
USD	671,546	GBP	519,813	JPMorgan Chase Bank N.A.	1/17/2025	1,415
USD	7,537,328	GBP	5,804,845	Merrill Lynch International	1/17/2025	53,848
USD	1,763,981	GBP	1,356,516	State Street Bank Corp.	1/17/2025	15,190
USD	2,700,258	IDR	42,088,929,128	Citibank N.A.	11/01/2024	18,581
USD	1,144,785	KRW	1,548,464,108	Barclays Bank PLC	11/01/2024	22,709
USD	1,451,813	KRW	1,980,708,662	Citibank N.A.	11/01/2024	16,517
USD	14,215,629	KRW	19,579,753,855	JPMorgan Chase Bank N.A.	11/01/2024	27,401
USD	339,387	MXN	6,710,935	Barclays Bank PLC	1/17/2025	8,281
USD	339,245	MXN	6,710,935	HSBC Bank	1/17/2025	8,138
USD	1,304,330	MYR	5,516,924	Barclays Bank PLC	12/12/2024	41,907
USD	2,625,470	SEK	27,114,637	JPMorgan Chase Bank N.A.	1/17/2025	69,822
USD	3,464,055	SEK	35,769,749	State Street Bank Corp.	1/17/2025	92,633
USD	1,013,764	THB	33,498,810	Barclays Bank PLC	12/20/2024	20,931
						$1,201,410
Liability Derivatives
AUD	2,595,286	USD	1,749,233	State Street Bank Corp.	1/17/2025	$(40,211)
CAD	2,665,400	USD	1,931,752	HSBC Bank	1/17/2025	(12,294)
CAD	3,815,648	USD	2,773,480	State Street Bank Corp.	1/17/2025	(25,684)
CHF	2,242,525	USD	2,641,031	Merrill Lynch International	1/17/2025	(21,618)
CHF	536,994	USD	631,556	State Street Bank Corp.	1/17/2025	(4,312)
CLP	230,670,610	USD	246,509	Barclays Bank PLC	1/13/2025	(6,666)
CNH	115,199,017	USD	16,371,985	Merrill Lynch International	1/17/2025	(113,989)
COP	2,652,988,459	USD	625,049	Goldman Sachs International	1/15/2025	(31,321)
DKK	7,971,327	USD	1,176,669	State Street Bank Corp.	1/17/2025	(9,447)
EUR	1,769,563	USD	1,935,061	HSBC Bank	1/17/2025	(3,794)
EUR	1,899,434	USD	2,088,899	Merrill Lynch International	1/17/2025	(15,894)
EUR	219,726	USD	241,594	State Street Bank Corp.	1/17/2025	(1,789)
GBP	1,110,356	USD	1,450,983	HSBC Bank	1/17/2025	(19,536)
GBP	8,555,505	USD	11,150,492	State Street Bank Corp.	1/17/2025	(120,922)
HUF	146,639,765	USD	401,018	HSBC Bank	1/17/2025	(11,847)
IDR	19,781,831,391	USD	1,276,840	Morgan Stanley Capital Services, Inc.	11/01/2024	(16,450)
JPY	1,734,850,966	USD	11,871,385	JPMorgan Chase Bank N.A.	1/17/2025	(336,807)
KRW	1,764,507,370	USD	1,351,595	Citibank N.A.	11/01/2024	(72,967)
MXN	43,225,004	USD	2,153,847	State Street Bank Corp.	1/17/2025	(21,199)
MYR	14,274,446	USD	3,493,501	Barclays Bank PLC	12/12/2024	(227,118)
NOK	63,141,546	USD	5,863,704	State Street Bank Corp.	1/17/2025	(122,014)
NZD	1,412,174	USD	865,713	JPMorgan Chase Bank N.A.	1/17/2025	(20,961)
PEN	1,311,625	USD	349,115	Goldman Sachs International	1/24/2025	(1,755)
PLN	4,281,221	USD	1,083,360	HSBC Bank	1/17/2025	(16,730)

MFS Global Total Return Fund
Portfolio of Investments – continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives - continued
SEK	1,040,672	USD	100,796	State Street Bank Corp.	1/17/2025	$(2,709)
SGD	3,732,606	USD	2,878,801	State Street Bank Corp.	1/17/2025	(42,400)
THB	90,915,390	USD	2,752,926	JPMorgan Chase Bank N.A.	12/20/2024	(58,390)
USD	1,173,087	EUR	1,076,807	HSBC Bank	1/17/2025	(2,119)
USD	3,334,252	EUR	3,071,709	JPMorgan Chase Bank N.A.	1/17/2025	(18,152)
USD	6,107,173	EUR	5,617,575	State Street Bank Corp.	1/17/2025	(23,738)
USD	632,383	GBP	491,630	HSBC Bank	1/17/2025	(1,416)
USD	5,791,843	IDR	91,091,016,649	Citibank N.A.	11/01/2024	(11,981)
USD	1,257,426	IDR	19,781,831,391	Morgan Stanley Capital Services, Inc.	11/01/2024	(2,964)
USD	2,771,779	JPY	418,807,503	Barclays Bank PLC	1/17/2025	(12,765)
USD	15,453,309	KRW	21,344,419,255	Citibank N.A.	2/03/2025	(86,517)
USD	16,705,650	KRW	23,108,926,625	Citibank N.A.	11/01/2024	(39,948)
						$(1,578,424)
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
Euro-Bund 10 yr	Short	EUR	121	$17,347,220	December – 2024	$206,903
Euro-Schatz 2 yr	Short	EUR	205	23,757,221	December – 2024	26,301
U.S. Treasury Ultra Note 10 yr	Short	USD	166	18,882,500	December – 2024	505,459
						$738,663
Liability Derivatives
Interest Rate Futures
Canadian Treasury Bond 10 yr	Long	CAD	27	$2,365,590	December – 2024	$(5,120)
Canadian Treasury Bond 5 yr	Long	CAD	53	4,331,052	December – 2024	(8,998)
Euro-Bobl 5 yr	Long	EUR	209	26,860,191	December – 2024	(188,935)
Euro-Buxl 30 yr	Long	EUR	6	863,847	December – 2024	(25,943)
Long Gilt 10 yr	Long	GBP	3	363,780	December – 2024	(13,975)
U.S. Treasury Bond 30 yr	Long	USD	45	5,308,594	December – 2024	(302,703)
U.S. Treasury Note 10 yr	Long	USD	37	4,087,344	December – 2024	(140,482)
U.S. Treasury Note 2 yr	Long	USD	310	63,843,047	December – 2024	(534,119)
U.S. Treasury Note 5 yr	Long	USD	53	5,683,422	December – 2024	(31,098)
						$(1,251,373)
Uncleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Credit Default Swaps
6/20/28	EUR	1,020,000	Barclays Bank PLC	5.00% / Quarterly	(1)	$64,511	$109,250	$173,761
(1) Fund, as protection seller, to pay notional amount upon a defined credit event by Glencore Funding LLC, 1.75%, 3/17/25, a BBB+ rated bond. The fund entered into the contract to gain issuer exposure.
The credit ratings presented here are an indicator of the current payment/performance risk of the related swap agreement, the reference obligation for which may be either a single security or, in the case of a credit default swap index, a basket of securities issued by corporate or sovereign issuers. Ratings are assigned to each reference security, including each individual security within a reference basket of securities, utilizing ratings from Moody’s, Fitch, and

MFS Global Total Return Fund
Portfolio of Investments – continued
Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, than the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). The ratings for a credit default swap index are calculated by MFS as a weighted average of the external credit ratings of the individual securities that compose the index’s reference basket of securities.
At October 31, 2024, the fund had cash collateral of $127,000 and other liquid securities with an aggregate value of $791,538 to cover any collateral or margin obligations for certain derivative contracts. Restricted cash and/or deposits with brokers in the Statement of Assets and Liabilities are comprised of cash collateral.
See Notes to Financial Statements

MFS Global Total Return Fund
Financial Statements	Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 10/31/24 Assets
Investments in unaffiliated issuers, at value (identified cost, $1,062,891,452)	$1,291,373,046
Investments in affiliated issuers, at value (identified cost, $18,789,089)	18,790,396
Cash	152,617
Foreign currency, at value (identified cost, $2,217)	2,488
Restricted cash for
Forward foreign currency exchange contracts	127,000
Receivables for
Forward foreign currency exchange contracts	1,201,410
Net daily variation margin on open futures contracts	8,132
Investments sold	8,613,370
TBA sale commitments	2,437,231
Fund shares sold	1,853,157
Interest and dividends	7,387,026
Uncleared swaps, at value (net of unamortized premiums paid, $109,250)	173,761
Receivable from investment adviser	83,126
Total assets	$1,332,202,760
Liabilities
Payables for
Forward foreign currency exchange contracts	$1,578,424
Investments purchased	7,385,116
When-issued investments purchased	180,776
TBA purchase commitments	10,371,025
Fund shares reacquired	2,683,692
Written options (premiums received, $103,803)	17,813
Payable to affiliates
Administrative services fee	1,084
Shareholder servicing costs	290,404
Distribution and service fees	11,190
Payable for independent Trustees' compensation	68
Accrued expenses and other liabilities	296,379
Total liabilities	$22,815,971
Net assets	$1,309,386,789
Net assets consist of
Paid-in capital	$1,003,436,797
Total distributable earnings (loss)	305,949,992
Net assets	$1,309,386,789
Shares of beneficial interest outstanding	73,307,461
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$639,187,885	35,544,084	$17.98
Class B	3,532,376	192,339	18.37
Class C	31,917,859	1,773,083	18.00
Class I	383,645,223	21,643,775	17.73
Class R1	2,688,483	150,739	17.84
Class R2	4,053,823	229,003	17.70
Class R3	12,868,635	718,568	17.91
Class R4	3,688,359	204,696	18.02
Class R6	227,804,146	12,851,174	17.73

See Notes to Financial Statements

MFS Global Total Return Fund
Statement of Assets and Liabilities - continued
(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $19.08 [100 / 94.25 x $17.98]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements

MFS Global Total Return Fund
Financial Statements	Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Year ended 10/31/24 Net investment income (loss)
Income
Dividends from unaffiliated issuers	$24,742,942
Interest	20,258,300
Dividends from affiliated issuers	1,539,339
Income on securities loaned	42,988
Other	2,353
Foreign taxes withheld	(1,044,673)
Total investment income	$45,541,249
Expenses
Management fee	$10,181,244
Distribution and service fees	2,141,887
Shareholder servicing costs	1,164,809
Administrative services fee	197,915
Independent Trustees' compensation	24,096
Custodian fee	220,980
Shareholder communications	138,028
Audit and tax fees	98,066
Legal fees	7,420
Miscellaneous	179,753
Total expenses	$14,354,198
Fees paid indirectly	(21,977)
Reduction of expenses by investment adviser and distributor	(1,396,362)
Net expenses	$12,935,859
Net investment income (loss)	$32,605,390
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers (includes $377 foreign capital gains tax)	$81,873,775
Affiliated issuers	(6,364)
Written options	39,403
Futures contracts	2,724,698
Swap agreements	167,890
Forward foreign currency exchange contracts	(2,868,096)
Foreign currency	(34,593)
Net realized gain (loss)	$81,896,713
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$117,213,169
Affiliated issuers	(586)
Written options	85,990
Futures contracts	762,863
Swap agreements	48,462
Forward foreign currency exchange contracts	(480,958)
Translation of assets and liabilities in foreign currencies	56,526
Net unrealized gain (loss)	$117,685,466
Net realized and unrealized gain (loss)	$199,582,179
Change in net assets from operations	$232,187,569
See Notes to Financial Statements

MFS Global Total Return Fund
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Year ended
	10/31/24	10/31/23
Change in net assets
From operations
Net investment income (loss)	$32,605,390	$32,804,242
Net realized gain (loss)	81,896,713	29,381,969
Net unrealized gain (loss)	117,685,466	176,094
Change in net assets from operations	$232,187,569	$62,362,305
Total distributions to shareholders	$(51,143,036)	$(50,986,419)
Change in net assets from fund share transactions	$(97,437,174)	$(151,511,199)
Total change in net assets	$83,607,359	$(140,135,313)
Net assets
At beginning of period	1,225,779,430	1,365,914,743
At end of period	$1,309,386,789	$1,225,779,430
See Notes to Financial Statements

MFS Global Total Return Fund
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Year ended
	10/31/24	10/31/23	10/31/22	10/31/21	10/31/20
Net asset value, beginning of period	$15.63	$15.57	$19.98	$17.90	$18.51
Income (loss) from investment operations
Net investment income (loss) (d)	$0.41	$0.38	$0.27	$0.24	$0.22
Net realized and unrealized gain (loss)	2.59	0.26	(2.96)	3.22	(0.03)
Total from investment operations	$3.00	$0.64	$(2.69)	$3.46	$0.19
Less distributions declared to shareholders
From net investment income	$(0.33)	$(0.16)	$(0.09)	$(0.35)	$(0.29)
From net realized gain	(0.32)	(0.42)	(1.63)	(1.03)	(0.51)
Total distributions declared to shareholders	$(0.65)	$(0.58)	$(1.72)	$(1.38)	$(0.80)
Net asset value, end of period (x)	$17.98	$15.63	$15.57	$19.98	$17.90
Total return (%) (r)(s)(t)(x)	19.45	4.06	(14.80)	19.88	1.00
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.19	1.21	1.18	1.16	1.17
Expenses after expense reductions (f)	1.09	1.11	1.09	1.09	1.09
Net investment income (loss)	2.37	2.32	1.59	1.24	1.26
Portfolio turnover rate	63	69	70	94	89
Net assets at end of period (000 omitted)	$639,188	$594,255	$626,577	$810,477	$698,352
Class B	Year ended
	10/31/24	10/31/23	10/31/22	10/31/21	10/31/20
Net asset value, beginning of period	$15.93	$15.89	$20.45	$18.29	$18.88
Income (loss) from investment operations
Net investment income (loss) (d)	$0.28	$0.26	$0.14	$0.10	$0.09
Net realized and unrealized gain (loss)	2.65	0.27	(3.03)	3.29	(0.03)
Total from investment operations	$2.93	$0.53	$(2.89)	$3.39	$0.06
Less distributions declared to shareholders
From net investment income	$(0.17)	$(0.07)	$(0.04)	$(0.20)	$(0.14)
From net realized gain	(0.32)	(0.42)	(1.63)	(1.03)	(0.51)
Total distributions declared to shareholders	$(0.49)	$(0.49)	$(1.67)	$(1.23)	$(0.65)
Net asset value, end of period (x)	$18.37	$15.93	$15.89	$20.45	$18.29
Total return (%) (r)(s)(t)(x)	18.64	3.25	(15.43)	18.96	0.26
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.94	1.95	1.93	1.91	1.92
Expenses after expense reductions (f)	1.83	1.85	1.84	1.84	1.84
Net investment income (loss)	1.61	1.53	0.80	0.49	0.51
Portfolio turnover rate	63	69	70	94	89
Net assets at end of period (000 omitted)	$3,532	$6,176	$9,966	$17,638	$19,630

See Notes to Financial Statements

MFS Global Total Return Fund
Financial Highlights - continued
Class C	Year ended
	10/31/24	10/31/23	10/31/22	10/31/21	10/31/20
Net asset value, beginning of period	$15.63	$15.61	$20.12	$18.01	$18.60
Income (loss) from investment operations
Net investment income (loss) (d)	$0.28	$0.25	$0.14	$0.10	$0.09
Net realized and unrealized gain (loss)	2.59	0.26	(2.98)	3.24	(0.03)
Total from investment operations	$2.87	$0.51	$(2.84)	$3.34	$0.06
Less distributions declared to shareholders
From net investment income	$(0.18)	$(0.07)	$(0.04)	$(0.20)	$(0.14)
From net realized gain	(0.32)	(0.42)	(1.63)	(1.03)	(0.51)
Total distributions declared to shareholders	$(0.50)	$(0.49)	$(1.67)	$(1.23)	$(0.65)
Net asset value, end of period (x)	$18.00	$15.63	$15.61	$20.12	$18.01
Total return (%) (r)(s)(t)(x)	18.60	3.21	(15.43)	19.00	0.28
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.94	1.95	1.93	1.91	1.92
Expenses after expense reductions (f)	1.83	1.85	1.84	1.84	1.84
Net investment income (loss)	1.62	1.55	0.81	0.49	0.52
Portfolio turnover rate	63	69	70	94	89
Net assets at end of period (000 omitted)	$31,918	$46,526	$67,989	$116,520	$144,961
Class I	Year ended
	10/31/24	10/31/23	10/31/22	10/31/21	10/31/20
Net asset value, beginning of period	$15.41	$15.37	$19.75	$17.70	$18.31
Income (loss) from investment operations
Net investment income (loss) (d)	$0.45	$0.42	$0.31	$0.29	$0.27
Net realized and unrealized gain (loss)	2.56	0.24	(2.93)	3.19	(0.04)
Total from investment operations	$3.01	$0.66	$(2.62)	$3.48	$0.23
Less distributions declared to shareholders
From net investment income	$(0.37)	$(0.20)	$(0.13)	$(0.40)	$(0.33)
From net realized gain	(0.32)	(0.42)	(1.63)	(1.03)	(0.51)
Total distributions declared to shareholders	$(0.69)	$(0.62)	$(1.76)	$(1.43)	$(0.84)
Net asset value, end of period (x)	$17.73	$15.41	$15.37	$19.75	$17.70
Total return (%) (r)(s)(t)(x)	19.84	4.24	(14.59)	20.23	1.27
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.94	0.96	0.93	0.91	0.92
Expenses after expense reductions (f)	0.84	0.86	0.84	0.84	0.84
Net investment income (loss)	2.62	2.56	1.83	1.49	1.50
Portfolio turnover rate	63	69	70	94	89
Net assets at end of period (000 omitted)	$383,645	$346,647	$420,715	$597,469	$524,907

See Notes to Financial Statements

MFS Global Total Return Fund
Financial Highlights - continued
Class R1	Year ended
	10/31/24	10/31/23	10/31/22	10/31/21	10/31/20
Net asset value, beginning of period	$15.51	$15.49	$19.98	$17.90	$18.51
Income (loss) from investment operations
Net investment income (loss) (d)	$0.28	$0.26	$0.15	$0.10	$0.09
Net realized and unrealized gain (loss)	2.57	0.26	(2.97)	3.22	(0.03)
Total from investment operations	$2.85	$0.52	$(2.82)	$3.32	$0.06
Less distributions declared to shareholders
From net investment income	$(0.20)	$(0.08)	$(0.04)	$(0.21)	$(0.16)
From net realized gain	(0.32)	(0.42)	(1.63)	(1.03)	(0.51)
Total distributions declared to shareholders	$(0.52)	$(0.50)	$(1.67)	$(1.24)	$(0.67)
Net asset value, end of period (x)	$17.84	$15.51	$15.49	$19.98	$17.90
Total return (%) (r)(s)(t)(x)	18.59	3.28	(15.43)	18.99	0.23
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.94	1.96	1.93	1.91	1.92
Expenses after expense reductions (f)	1.84	1.86	1.84	1.84	1.84
Net investment income (loss)	1.63	1.57	0.87	0.49	0.51
Portfolio turnover rate	63	69	70	94	89
Net assets at end of period (000 omitted)	$2,688	$2,347	$2,218	$2,432	$2,396
Class R2	Year ended
	10/31/24	10/31/23	10/31/22	10/31/21	10/31/20
Net asset value, beginning of period	$15.39	$15.36	$19.76	$17.71	$18.31
Income (loss) from investment operations
Net investment income (loss) (d)	$0.36	$0.33	$0.23	$0.19	$0.18
Net realized and unrealized gain (loss)	2.55	0.26	(2.93)	3.19	(0.04)
Total from investment operations	$2.91	$0.59	$(2.70)	$3.38	$0.14
Less distributions declared to shareholders
From net investment income	$(0.28)	$(0.14)	$(0.07)	$(0.30)	$(0.23)
From net realized gain	(0.32)	(0.42)	(1.63)	(1.03)	(0.51)
Total distributions declared to shareholders	$(0.60)	$(0.56)	$(1.70)	$(1.33)	$(0.74)
Net asset value, end of period (x)	$17.70	$15.39	$15.36	$19.76	$17.71
Total return (%) (r)(s)(t)(x)	19.21	3.74	(14.98)	19.61	0.75
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.44	1.46	1.43	1.41	1.42
Expenses after expense reductions (f)	1.34	1.36	1.34	1.34	1.34
Net investment income (loss)	2.12	2.06	1.35	0.99	1.00
Portfolio turnover rate	63	69	70	94	89
Net assets at end of period (000 omitted)	$4,054	$3,766	$4,022	$5,047	$4,997

See Notes to Financial Statements

MFS Global Total Return Fund
Financial Highlights - continued
Class R3	Year ended
	10/31/24	10/31/23	10/31/22	10/31/21	10/31/20
Net asset value, beginning of period	$15.57	$15.52	$19.92	$17.85	$18.45
Income (loss) from investment operations
Net investment income (loss) (d)	$0.41	$0.37	$0.27	$0.24	$0.22
Net realized and unrealized gain (loss)	2.58	0.26	(2.95)	3.21	(0.02)
Total from investment operations	$2.99	$0.63	$(2.68)	$3.45	$0.20
Less distributions declared to shareholders
From net investment income	$(0.33)	$(0.16)	$(0.09)	$(0.35)	$(0.29)
From net realized gain	(0.32)	(0.42)	(1.63)	(1.03)	(0.51)
Total distributions declared to shareholders	$(0.65)	$(0.58)	$(1.72)	$(1.38)	$(0.80)
Net asset value, end of period (x)	$17.91	$15.57	$15.52	$19.92	$17.85
Total return (%) (r)(s)(t)(x)	19.46	4.00	(14.78)	19.88	1.05
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.19	1.20	1.18	1.16	1.17
Expenses after expense reductions (f)	1.09	1.10	1.09	1.09	1.09
Net investment income (loss)	2.37	2.26	1.59	1.24	1.25
Portfolio turnover rate	63	69	70	94	89
Net assets at end of period (000 omitted)	$12,869	$11,988	$16,923	$19,529	$19,799
Class R4	Year ended
	10/31/24	10/31/23	10/31/22	10/31/21	10/31/20
Net asset value, beginning of period	$15.66	$15.60	$20.02	$17.93	$18.54
Income (loss) from investment operations
Net investment income (loss) (d)	$0.45	$0.43	$0.32	$0.29	$0.27
Net realized and unrealized gain (loss)	2.60	0.25	(2.98)	3.23	(0.04)
Total from investment operations	$3.05	$0.68	$(2.66)	$3.52	$0.23
Less distributions declared to shareholders
From net investment income	$(0.37)	$(0.20)	$(0.13)	$(0.40)	$(0.33)
From net realized gain	(0.32)	(0.42)	(1.63)	(1.03)	(0.51)
Total distributions declared to shareholders	$(0.69)	$(0.62)	$(1.76)	$(1.43)	$(0.84)
Net asset value, end of period (x)	$18.02	$15.66	$15.60	$20.02	$17.93
Total return (%) (r)(s)(t)(x)	19.78	4.30	(14.59)	20.19	1.25
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.94	0.96	0.93	0.91	0.92
Expenses after expense reductions (f)	0.84	0.86	0.84	0.84	0.84
Net investment income (loss)	2.61	2.59	1.88	1.50	1.51
Portfolio turnover rate	63	69	70	94	89
Net assets at end of period (000 omitted)	$3,688	$3,447	$5,018	$6,058	$6,461

See Notes to Financial Statements

MFS Global Total Return Fund
Financial Highlights - continued
Class R6	Year ended
	10/31/24	10/31/23	10/31/22	10/31/21	10/31/20
Net asset value, beginning of period	$15.41	$15.37	$19.75	$17.71	$18.32
Income (loss) from investment operations
Net investment income (loss) (d)	$0.46	$0.43	$0.33	$0.31	$0.28
Net realized and unrealized gain (loss)	2.57	0.25	(2.93)	3.18	(0.03)
Total from investment operations	$3.03	$0.68	$(2.60)	$3.49	$0.25
Less distributions declared to shareholders
From net investment income	$(0.39)	$(0.22)	$(0.15)	$(0.42)	$(0.35)
From net realized gain	(0.32)	(0.42)	(1.63)	(1.03)	(0.51)
Total distributions declared to shareholders	$(0.71)	$(0.64)	$(1.78)	$(1.45)	$(0.86)
Net asset value, end of period (x)	$17.73	$15.41	$15.37	$19.75	$17.71
Total return (%) (r)(s)(t)(x)	19.94	4.33	(14.50)	20.26	1.36
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.85	0.87	0.84	0.82	0.83
Expenses after expense reductions (f)	0.75	0.77	0.75	0.75	0.75
Net investment income (loss)	2.71	2.66	1.94	1.58	1.60
Portfolio turnover rate	63	69	70	94	89
Net assets at end of period (000 omitted)	$227,804	$210,627	$212,487	$261,619	$229,244
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

MFS Global Total Return Fund
Notes to Financial Statements
(1)  Business and Organization
MFS Global Total Return Fund (the fund) is a diversified series of MFS Series Trust VI (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”), which affects all public entities that are required to report segment information in accordance with Topic 280. ASU 2023-07 is effective for fiscal years beginning after December 15, 2023 and interim periods within fiscal years beginning after December 15, 2024. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows. Although management is still evaluating the disclosures required by ASU 2023-07, adoption of the standard will not affect the fund's financial position or its results of operations.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at

MFS Global Total Return Fund
Notes to Financial Statements  - continued
the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts, forward foreign currency exchange contracts, swap agreements, and written options. The following is a summary of the levels used as of October 31, 2024 in valuing the fund's assets and liabilities:

MFS Global Total Return Fund
Notes to Financial Statements  - continued
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$449,215,577	$—	$—	$449,215,577
United Kingdom	22,686,642	44,429,824	—	67,116,466
France	22,734,429	39,201,879	—	61,936,308
Japan	—	51,656,844	—	51,656,844
Switzerland	16,272,238	23,624,695	—	39,896,933
Canada	17,743,272	—	—	17,743,272
Germany	15,284,878	1,383,823	—	16,668,701
South Korea	—	13,217,177	—	13,217,177
Netherlands	4,968,992	7,622,508	—	12,591,500
Other Countries	25,040,589	37,647,674	0	62,688,263
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	—	20,627,229	—	20,627,229
Non - U.S. Sovereign Debt	—	221,015,830	—	221,015,830
Municipal Bonds	—	6,137,875	—	6,137,875
U.S. Corporate Bonds	—	72,946,755	—	72,946,755
Residential Mortgage-Backed Securities	—	66,811,651	—	66,811,651
Commercial Mortgage-Backed Securities	—	17,189,650	—	17,189,650
Asset-Backed Securities (including CDOs)	—	21,471,580	—	21,471,580
Foreign Bonds	—	72,441,435	—	72,441,435
Mutual Funds	18,790,396	—	—	18,790,396
Total	$592,737,013	$717,426,429	$0	$1,310,163,442
Other Financial Instruments
Futures Contracts – Assets	$738,663	$—	$—	$738,663
Futures Contracts – Liabilities	(1,251,373)	—	—	(1,251,373)
Forward Foreign Currency Exchange Contracts – Assets	—	1,201,410	—	1,201,410
Forward Foreign Currency Exchange Contracts – Liabilities	—	(1,578,424)	—	(1,578,424)
Swap Agreements – Assets	—	173,761	—	173,761
Written Options - Liabilities	—	(17,813)	—	(17,813)
For further information regarding security characteristics, see the Portfolio of Investments.
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.
Equity Securities
Balance as of 10/31/23	$0
Realized gain (loss)	(228,495)
Change in unrealized appreciation or depreciation	369,841
Sales	(141,346)
Balance as of 10/31/24	$0
The net change in unrealized appreciation or depreciation from investments held as level 3 at October 31, 2024 is $0. At October 31, 2024, the fund held one level 3 security.
Inflation-Adjusted Debt Securities — The fund invests in inflation-adjusted debt securities issued by the U.S. Treasury.  The principal value of these debt securities is adjusted through income according to changes in the Consumer Price Index.  These debt securities typically pay a fixed rate of interest, but this fixed rate is applied to the inflation-adjusted principal amount.  The principal paid at maturity of the debt security is typically equal to the inflation-adjusted principal amount, or the security’s original par value, whichever is greater.  Other types of inflation-adjusted securities may use other methods to adjust for other measures of inflation.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign

MFS Global Total Return Fund
Notes to Financial Statements  - continued
exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were written options, purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at October 31, 2024 as reported in the Statement of Assets and Liabilities:
		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Credit	Written Option Contracts	$—	$(17,813)
Credit	Purchased Option Contracts	149,251	—
Interest Rate	Futures Contracts	738,663	(1,251,373)
Foreign Exchange	Forward Foreign Currency Exchange Contracts	1,201,410	(1,578,424)
Credit	Uncleared Swap Agreements	173,761	—
Total		$2,263,085	$(2,847,610)
(a) The value of purchased options outstanding is included in investments in unaffiliated issuers, at value, within the Statement of Assets and Liabilities. Values presented in this table for futures contracts correspond to the values reported in the Portfolio of Investments. Only the current day net variation margin for futures contracts is reported separately within the Statement of Assets and Liabilities.
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the year ended October 31, 2024 as reported in the Statement of Operations:
Risk	Futures Contracts	Swap Agreements	Forward Foreign Currency Exchange Contracts	Unaffiliated Issuers (Purchased Options)	Written Options
Interest Rate	$2,724,698	$67,837	$—	$(114,212)	$—
Foreign Exchange	—	—	(2,868,096)	—	—
Credit	—	100,053	—	(181,404)	39,403
Total	$2,724,698	$167,890	$(2,868,096)	$(295,616)	$39,403
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the year ended October 31, 2024 as reported in the Statement of Operations:
Risk	Futures Contracts	Swap Agreements	Forward Foreign Currency Exchange Contracts	Unaffiliated Issuers (Purchased Options)	Written Options
Interest Rate	$762,863	$—	$—	$—	$—
Foreign Exchange	—	—	(480,958)	—	—
Credit	—	48,462	—	(272,152)	85,990
Total	$762,863	$48,462	$(480,958)	$(272,152)	$85,990

MFS Global Total Return Fund
Notes to Financial Statements  - continued
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). Collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a credit support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
Written Options — In exchange for a premium, the fund wrote put options on securities for which it anticipated the price would increase. At the time the option was written, the fund believed the premium received exceeded the potential loss that could result from adverse price changes in the options’ underlying securities. In a written option, the fund as the option writer grants the buyer the right to purchase from, or sell to, the fund a specified number of shares or units of a particular security, currency or index at a specified price within a specified period of time.
The premium received is initially recorded as a liability in the Statement of Assets and Liabilities.  The option is subsequently marked-to-market daily with the difference between the premium received and the market value of the written option being recorded as unrealized appreciation or depreciation.  When a written option expires, the fund realizes a gain equal to the amount of the premium received. The difference between the premium received and the amount paid on effecting a closing transaction is considered a realized gain or loss. When a written put option is exercised, the premium reduces the cost basis of the security purchased by the fund.
At the initiation of the written option contract, for exchange traded options, the fund is required to deposit securities or cash as collateral with the custodian for the benefit of the broker or directly with the clearing broker, based on the type of option.  For uncleared options, the fund may post collateral subject to the terms of an ISDA Master Agreement as generally described above if the market value of the options contract moves against it.  The fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities underlying the written option.  Losses from writing options can exceed the premium received and can exceed the potential loss from an ordinary buy and sell transaction.  Although the fund’s market risk may be significant, the maximum counterparty credit risk to the fund is equal to the market value of any collateral posted to the broker.  For uncleared options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above.
Purchased Options — The fund purchased call and put options for a premium. Purchased call and put options entitle the holder to buy and sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing call options may hedge against an anticipated increase in the dollar cost of securities or currency to be acquired or increase the fund’s exposure to an underlying instrument. Purchasing put options may hedge against an anticipated decline in the value of portfolio securities or currency or decrease the fund's exposure to an underlying instrument.
The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased call and put options which have expired are treated as

MFS Global Total Return Fund
Notes to Financial Statements  - continued
realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased call option, the premium paid is added to the cost of the security or financial instrument purchased. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.
Whether or not the option is exercised, the fund's maximum risk of loss from purchasing an option is the amount of premium paid. All option contracts involve credit risk if the counterparty to the option contract fails to perform. For uncleared options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Futures Contracts — The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.
The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.
Forward Foreign Currency Exchange Contracts — The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.
Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.
Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Swap Agreements — The fund entered into swap agreements which generally involve a periodic exchange of cash payments on a net basis, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. Certain swap agreements may be entered into as a bilateral contract (“uncleared swaps”) while others are required to be centrally cleared (“cleared swaps”).
Both cleared and uncleared swap agreements are marked to market daily.  The value of uncleared swap agreements is reported in the Statement of Assets and Liabilities as “Uncleared swaps, at value” which includes any related interest accruals to be paid or received by the fund.  For cleared swaps, payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the cleared swap, such that only the current day net receivable or payable for variation margin is reported in the Statement of Assets and Liabilities.

MFS Global Total Return Fund
Notes to Financial Statements  - continued
For both cleared and uncleared swaps, premiums paid or received at the inception of the agreements are amortized over the term of the agreement as realized gain or loss on swap agreements in the Statement of Operations. The periodic exchange of net cash payments, as well as any liquidation payment received or made upon early termination, are recorded as a realized gain or loss on swap agreements in the Statement of Operations. The change in unrealized appreciation or depreciation on swap agreements in the Statement of Operations reflects the aggregate change over the reporting period in the value of swaps net of any unamortized premiums paid or received.
Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. The fund's maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract's remaining life, to the extent that the amount is positive. To address counterparty risk, uncleared swap agreements are limited to only highly-rated counterparties.  Risk is further reduced by having an ISDA Master Agreement (“ISDA”) between the fund and the counterparty and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA. The fund's counterparty risk due to cleared swaps is mitigated by the fact that the clearinghouse is the true counterparty to the transaction and the regulatory requirement safeguards in the event of a clearing broker bankruptcy.
The fund entered into interest rate swap agreements in order to manage its exposure to interest rate fluctuations.  Interest rate swap agreements involve the periodic exchange of cash flows, between the fund and a counterparty, based on the difference between two interest rates applied to a notional principal amount. The two interest rates exchanged may either be a fixed rate and a floating rate or two floating rates based on different indices.
The fund entered into credit default swap agreements in order to manage its exposure to the market or certain sectors of the market, to reduce its credit risk exposure to defaults of corporate and sovereign issuers or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. A credit default swap’s reference obligation may be either a single security or a basket of securities issued by corporate or sovereign issuers. At the inception of the agreement, the protection buyer may make an upfront payment to or receive an upfront payment from the protection seller. Over the term of the agreement, the protection buyer will make a series of periodic payments to the protection seller based on a fixed percentage applied to the agreement’s notional amount in exchange for a promise from the protection seller to make a specific payment should a defined credit event occur with respect to the reference obligation. Although agreement-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. If a defined credit event occurs, the protection buyer will either (i) receive from the protection seller an amount equal to the agreement’s notional amount and deliver the reference obligation (i.e., physical settlement) or (ii) receive from the protection seller a net settlement of cash equal to the agreement’s notional amount less the recovery value of the reference obligation. Upon determination of the final price for the reference obligation (or upon delivery of the reference obligation in the case of physical settlement), the difference between the recovery value of the reference obligation and the agreement’s notional amount is recorded as realized gain or loss on swap agreements in the  Statement of Operations.
Credit default swap agreements are considered to have credit-risk-related contingent features since they trigger payment by the protection seller to the protection buyer upon the occurrence of a defined credit event. The maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap agreement’s notional amount. The protection seller’s payment obligation would be offset to the extent of the value of the agreement’s deliverable obligation. At October 31, 2024, the fund did not hold any credit default swap agreements at an unrealized loss where it is the protection seller. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the agreement.
Mortgage-Backed/Asset-Backed Securities — The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities.  For these securities, the value of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral.  Enforcing rights, if any, against the underlying assets or collateral may be difficult. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.
Security Loans — Under its Securities Lending Agency Agreement with the fund, JPMorgan Chase and Co., as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close

MFS Global Total Return Fund
Notes to Financial Statements  - continued
of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At October 31, 2024, there were no securities on loan or collateral outstanding.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.
Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted upward or downward based on the rate of inflation. Interest is accrued based on the principal amount, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond is generally recorded as an increase or decrease in interest income, respectively, even though the adjusted principal is not received until maturity.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
The fund may purchase or sell mortgage-backed securities on a “To Be Announced” (TBA) basis. A TBA transaction is subject to extended settlement and typically does not designate the actual security to be delivered, but instead includes an approximate principal amount. The price of the TBA security and the date that it will be settled are fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and no interest accrues to the fund until settlement takes place. TBA purchase and sale commitments are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy and included in TBA purchase and TBA sale commitments in the Statement of Assets and Liabilities, as applicable. Losses may arise as a result of changes in the value of the TBA investment prior to settlement date or due to counterparty non-performance.
The fund may also enter into mortgage dollar rolls, typically TBA dollar rolls, in which the fund sells TBA mortgage-backed securities to financial institutions and simultaneously agrees to repurchase similar (same issuer, type and coupon) securities at a later date at an agreed-upon price. During the period between the sale and repurchase, the fund will not be entitled to receive interest and principal payments on the securities sold. The fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. Dollar roll transactions involve the risk that the market value of the securities that the fund is required to purchase may decline below the agreed upon repurchase price of those securities.
The fund may purchase or sell securities on a when-issued or delayed delivery basis. In these extended settlement transactions, the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the customary settlement period. The price of such security and the date that the security will be settled are generally fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and for debt securities no interest accrues to the fund until settlement takes place. When the fund sells securities on a when-issued or delayed delivery basis, the fund typically owns or has the right to acquire securities equivalent in kind and amount to the securities sold. Purchase and sale commitments for when-issued or delayed delivery securities are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair

MFS Global Total Return Fund
Notes to Financial Statements  - continued
value hierarchy, and included in When-issued investments purchased and When-issued investments sold in the Statement of Assets and Liabilities, as applicable. Losses may arise due to changes in the value of the underlying securities prior to settlement date or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.
To mitigate the counterparty credit risk on TBA transactions, mortgage dollar rolls, and other types of forward settling mortgage-backed and asset-backed security transactions, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
For mortgage-backed and asset-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and an amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund's collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the year ended October 31, 2024, is shown as a reduction of total expenses in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to amortization of premium and accretion of discount of debt securities, wash sale loss deferrals, derivative transactions, and treating a portion of the proceeds from redemptions as a distribution for tax purposes.
The tax character of distributions declared to shareholders for the last two fiscal years is as follows:
	Year ended 10/31/24	Year ended 10/31/23
Ordinary income (including any short-term capital gains)	$26,200,915	$14,800,157
Long-term capital gains	24,942,121	36,186,262
Total distributions	$51,143,036	$50,986,419
The federal tax cost and the tax basis components of distributable earnings were as follows:

MFS Global Total Return Fund
Notes to Financial Statements  - continued
As of 10/31/24
Cost of investments	$1,090,665,830
Gross appreciation	260,653,549
Gross depreciation	(41,889,713)
Net unrealized appreciation (depreciation)	$218,763,836
Undistributed ordinary income	16,543,368
Undistributed long-term capital gain	70,705,612
Other temporary differences	(62,824)
Total distributable earnings (loss)	$305,949,992
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Year ended 10/31/24	Year ended 10/31/23
Class A	$24,092,160	$23,123,756
Class B	170,857	284,885
Class C	1,374,656	1,982,662
Class I	15,166,614	15,815,599
Class R1	79,106	72,878
Class R2	145,804	137,019
Class R3	479,850	579,745
Class R4	151,653	191,718
Class R6	9,482,336	8,798,157
Total	$51,143,036	$50,986,419
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $500 million	0.84%
In excess of $500 million and up to $1 billion	0.75%
In excess of $1 billion and up to $2.5 billion	0.70%
In excess of $2.5 billion	0.65%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until February 28, 2026. For the year ended October 31, 2024, this management fee reduction amounted to $172,619, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the year ended October 31, 2024 was equivalent to an annual effective rate of 0.76% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:

MFS Global Total Return Fund
Notes to Financial Statements  - continued
Classes
A	B	C	I	R1	R2	R3	R4	R6
1.09%	1.84%	1.84%	0.84%	1.84%	1.34%	1.09%	0.84%	0.77%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until February 28, 2026. For the year ended October 31, 2024, this reduction amounted to $1,223,675, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $20,486 for the year ended October 31, 2024, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 1,603,569
Class B	0.75%	0.25%	1.00%	1.00%	49,875
Class C	0.75%	0.25%	1.00%	1.00%	408,628
Class R1	0.75%	0.25%	1.00%	1.00%	27,276
Class R2	0.25%	0.25%	0.50%	0.50%	20,496
Class R3	—	0.25%	0.25%	0.25%	32,043
Total Distribution and Service Fees					$2,141,887
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the year ended October 31, 2024 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the year ended October 31, 2024, this rebate amounted to $68 for Class A is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the year ended October 31, 2024, were as follows:
Amount
Class A	$11,987
Class B	2,051
Class C	1,111
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the year ended October 31, 2024, the fee was $147,652, which equated to 0.0112% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the year ended October 31, 2024, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $1,017,157.

MFS Global Total Return Fund
Notes to Financial Statements  - continued
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the year ended October 31, 2024 was equivalent to an annual effective rate of 0.0150% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
MFS purchased or redeemed fund shares on the dates indicated:
Date	Transaction	Class	Shares	Amount
8/19/2024	Redemption	Class I	4	$81
8/19/2024	Redemption	Class R1	4	76
8/19/2024	Redemption	Class R2	4	72
8/19/2024	Redemption	Class R3	4	78
8/19/2024	Redemption	Class R4	2	32
During the year ended October 31, 2024, pursuant to a policy adopted by the Board of Trustees and designed to comply with Rule 17a-7 under the Investment Company Act of 1940 (the “Act”) and relevant guidance, the fund engaged in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) which amounted to $940,198 and $1,087,882, respectively. The sales transactions resulted in net realized gains (losses) of $71,355.
(4)  Portfolio Securities
For the year ended October 31, 2024, purchases and sales of investments, other than purchased options with an expiration date of less than one year from the time of purchase and short-term obligations, were as follows:
	Purchases	Sales
U.S. Government securities	$177,067,072	$170,727,480
Non-U.S. Government securities	636,338,020	757,956,870
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Year ended 10/31/24		Year ended 10/31/23
	Shares	Amount	Shares	Amount
Shares sold
Class A	3,076,173	$53,314,562	4,385,363	$71,942,607
Class B	192	3,309	351	5,790
Class C	76,538	1,319,082	259,304	4,269,677
Class I	4,357,836	73,676,000	5,164,381	83,511,300
Class R1	23,343	399,885	14,804	240,975
Class R2	24,684	421,180	36,974	593,941
Class R3	81,778	1,402,789	204,978	3,360,366
Class R4	23,992	425,207	54,348	890,174
Class R6	2,177,142	37,194,723	2,508,090	40,623,689
	9,841,678	$168,156,737	12,628,593	$205,438,519

MFS Global Total Return Fund
Notes to Financial Statements  - continued
	Year ended 10/31/24		Year ended 10/31/23
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	1,292,143	$22,060,105	1,306,339	$21,128,002
Class B	9,646	166,656	16,883	277,897
Class C	78,425	1,330,040	117,574	1,900,464
Class I	789,270	13,302,233	861,591	13,745,118
Class R1	4,694	79,106	4,540	72,878
Class R2	8,081	135,757	7,792	124,178
Class R3	28,217	479,850	36,011	579,745
Class R4	8,851	151,550	11,833	191,686
Class R6	471,451	7,944,681	457,584	7,298,682
	2,690,778	$45,649,978	2,820,147	$45,318,650
Shares reacquired
Class A	(6,848,861)	$(118,460,335)	(7,896,820)	$(129,373,751)
Class B	(205,125)	(3,611,835)	(256,638)	(4,310,697)
Class C	(1,358,107)	(23,496,341)	(1,756,771)	(28,819,759)
Class I	(5,993,323)	(101,643,821)	(10,910,638)	(175,975,026)
Class R1	(28,655)	(505,490)	(11,156)	(180,197)
Class R2	(48,388)	(827,316)	(61,968)	(998,101)
Class R3	(161,549)	(2,770,218)	(561,629)	(9,263,681)
Class R4	(48,316)	(841,489)	(167,621)	(2,763,725)
Class R6	(3,461,796)	(59,087,044)	(3,126,540)	(50,583,431)
	(18,154,120)	$(311,243,889)	(24,749,781)	$(402,268,368)
Net change
Class A	(2,480,545)	$(43,085,668)	(2,205,118)	$(36,303,142)
Class B	(195,287)	(3,441,870)	(239,404)	(4,027,010)
Class C	(1,203,144)	(20,847,219)	(1,379,893)	(22,649,618)
Class I	(846,217)	(14,665,588)	(4,884,666)	(78,718,608)
Class R1	(618)	(26,499)	8,188	133,656
Class R2	(15,623)	(270,379)	(17,202)	(279,982)
Class R3	(51,554)	(887,579)	(320,640)	(5,323,570)
Class R4	(15,473)	(264,732)	(101,440)	(1,681,865)
Class R6	(813,203)	(13,947,640)	(160,866)	(2,661,060)
	(5,621,664)	$(97,437,174)	(9,301,041)	$(151,511,199)
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions.
Effective September 29, 2023, purchases of the fund's Class R1 and Class R2 shares were closed to new eligible investors.
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 13, 2025 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the year ended October 31, 2024, the fund’s commitment fee and interest expense were $6,338 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

MFS Global Total Return Fund
Notes to Financial Statements  - continued
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the year ended October 31, 2024:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$18,638,618	$397,707,421	$397,548,693	$(6,364)	$(586)	$18,790,396
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$1,539,339	$—
(8)  Russia and Ukraine Conflict
The fund invests in securities and/or derivative instruments that are economically tied to Russia and/or Ukraine. Escalation of the conflict between Russia and Ukraine in late February 2022 caused market volatility and disruption in the tradability of Russian securities, including closure of the local securities market, temporary restriction on securities sales by non-residents, and disruptions to clearance and payment systems. To the extent that the fund is unable to sell securities, whether due to market constraints or to the sanctions imposed on Russia by the United States and other countries, those securities are considered illiquid and the value of those securities reflects their illiquid classification. Additionally, since there is no assurance on collectability of dividends declared by certain Russian issuers, all such dividends, related receivables, and/or currency denominated in Rubles, if applicable, have been valued at $0. Management continues to monitor these events and to evaluate the related impacts on fund performance.

MFS Global Total Return Fund
Report of Independent Registered Public Accounting Firm
To the Shareholders of MFS Global Total Return Fund and the Board of Trustees of MFS Series Trust VI:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of MFS Global Total Return Fund (the “Fund”) (one of the funds constituting MFS Series Trust VI (the “Trust”)), including the portfolio of investments, as of October 31, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting MFS Series Trust VI) at October 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
/s/ Ernst & Young LLP
We have served as the auditor of one or more MFS investment companies since 1993.
Boston, Massachusetts
December 20, 2024

MFS Global Total Return Fund
Federal Tax Information (unaudited)
The fund will notify shareholders of amounts for use in preparing 2024 income tax forms in January 2025. The following information is provided pursuant to provisions of the Internal Revenue Code.
The fund designates the maximum amount allowable as qualified dividend income eligible to be taxed at the same rate as long-term capital gain.
The fund designates $33,990,000 as capital gain dividends paid during the fiscal year.
For corporate shareholders, 35.74% of the ordinary income dividends paid during the prior calendar year qualify for the corporate dividends received deduction.
The fund designates the maximum amount allowable as Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
The fund intends to pass through the maximum amount allowable as Section 163(j) Interest Dividends as defined in Treasury Regulation §1.163(j)-1(b).

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Global Total Return Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Global Total Return Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Global Total Return Fund.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

MFS Global Total Return Fund
Board Review of Investment Advisory Agreement
MFS Global Total Return Fund
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS.  The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting.  In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2024 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”).  The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings.  The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review.  As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2023 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds.  The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor.  Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.  It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods.  The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2023, which the Trustees believed was a long enough period to reflect differing market conditions.  The total return performance of the Fund’s Class I shares was in the 2nd quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers).  The total return performance of the Fund’s Class I shares was in the 3rd quintile for each of the one- and three- year periods ended December 31, 2023 relative to the Broadridge performance universe.  Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance.  After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

MFS Global Total Return Fund
Board Review of Investment Advisory Agreement - continued
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class I shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge.  The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval.  The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each approximately at the Broadridge expense group median.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any.  In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds.  The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole.  They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $500 million, $1 billion and $2.5 billion.  The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level.  The group fee waiver is reviewed and renewed annually between the Board and MFS.  The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund.  The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies.  In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc.  The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS.  The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians.  The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds.  The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2024.

MFS Global Equity Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Global Equity Fund
Portfolio of Investments − 10/31/24
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.1%
Aerospace & Defense – 4.4%
Honeywell International, Inc.	230,477	$ 47,404,509
Melrose Industries PLC	3,536,967	21,948,986
MTU Aero Engines Holding AG	49,010	16,030,506
Rolls-Royce Holdings PLC (a)	3,149,211	21,858,941
		$107,242,942
Airlines – 1.0%
Aena SME S.A.	105,497	$ 23,295,135
Alcoholic Beverages – 5.5%
Carlsberg Group	180,249	$ 19,889,496
Diageo PLC	1,282,180	39,978,036
Heineken N.V.	449,225	36,892,659
Pernod Ricard S.A.	303,558	37,904,373
		$134,664,564
Apparel Manufacturers – 3.9%
Burberry Group PLC	842,953	$ 8,515,133
Compagnie Financiere Richemont S.A.	278,987	40,698,849
LVMH Moet Hennessy Louis Vuitton SE	70,013	46,440,319
		$95,654,301
Automotive – 0.5%
Aptiv PLC (a)	204,393	$ 11,615,654
Broadcasting – 1.8%
Omnicom Group, Inc.	71,941	$ 7,266,041
Walt Disney Co.	256,062	24,633,165
WPP Group PLC	1,272,296	13,401,174
		$45,300,380
Brokerage & Asset Managers – 4.1%
Charles Schwab Corp.	886,327	$ 62,778,541
Deutsche Boerse AG	68,747	15,980,390
London Stock Exchange Group PLC	161,610	21,955,955
		$100,714,886
Business Services – 8.6%
Accenture PLC, “A”	90,845	$ 31,325,173
Brenntag AG	130,213	8,484,461
Cognizant Technology Solutions Corp., “A”	173,882	12,969,858
Compass Group PLC	488,769	15,830,803
Equifax, Inc.	49,770	13,190,045
Experian PLC	550,633	26,896,973
Fidelity National Information Services, Inc.	295,679	26,531,277
Fiserv, Inc. (a)	161,254	31,912,167
Intertek Group PLC	256,288	15,465,213
LGEFS-ANN
1

MFS Global Equity Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Business Services – continued
TransUnion	281,095	$ 28,474,924
		$211,080,894
Cable TV – 2.2%
Comcast Corp., “A”	1,208,210	$ 52,762,531
Chemicals – 0.8%
PPG Industries, Inc.	155,417	$ 19,350,971
Computer Software – 6.0%
Check Point Software Technologies Ltd. (a)	178,389	$ 30,898,759
Microsoft Corp.	127,026	51,617,015
Oracle Corp.	256,862	43,111,718
Salesforce, Inc.	76,355	22,247,556
		$147,875,048
Computer Software - Systems – 3.8%
Amadeus IT Group S.A.	466,423	$ 33,855,237
Capgemini	236,297	40,736,103
Samsung Electronics Co. Ltd.	444,168	18,772,943
		$93,364,283
Construction – 0.6%
Otis Worldwide Corp.	149,089	$ 14,640,540
Consumer Products – 2.3%
International Flavors & Fragrances, Inc.	349,210	$ 34,721,950
Reckitt Benckiser Group PLC	373,066	22,532,380
		$57,254,330
Electrical Equipment – 4.6%
Amphenol Corp., “A”	241,621	$ 16,193,440
Legrand S.A.	292,821	32,806,344
Schneider Electric SE	248,290	64,233,865
		$113,233,649
Electronics – 1.0%
Hoya Corp.	93,400	$ 12,447,868
Microchip Technology, Inc.	155,928	11,440,437
		$23,888,305
Food & Beverages – 1.7%
Nestle S.A.	429,305	$ 40,556,658
Gaming & Lodging – 1.2%
Marriott International, Inc., “A”	72,631	$ 18,885,513
Whitbread PLC	244,265	9,543,143
		$28,428,656
2

MFS Global Equity Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Insurance – 3.8%
Aon PLC	99,882	$ 36,643,710
Willis Towers Watson PLC	187,849	56,766,089
		$93,409,799
Internet – 2.9%
Alphabet, Inc., “A”	323,484	$ 55,351,347
eBay, Inc.	267,088	15,360,231
		$70,711,578
Machinery & Tools – 1.1%
Carrier Global Corp.	127,561	$ 9,276,236
Kubota Corp.	1,454,600	18,549,022
		$27,825,258
Major Banks – 4.1%
Erste Group Bank AG	290,338	$ 16,340,276
Goldman Sachs Group, Inc.	74,904	38,784,542
UBS Group AG	1,439,919	44,451,178
		$99,575,996
Medical Equipment – 12.9%
Abbott Laboratories	215,028	$ 24,377,724
Becton, Dickinson and Co.	193,796	45,268,808
Boston Scientific Corp. (a)	289,505	24,324,210
Cooper Companies, Inc. (a)	225,066	23,559,909
EssilorLuxottica	48,419	11,385,432
Medtronic PLC	672,240	59,997,420
Olympus Corp.	1,696,200	29,836,327
STERIS PLC	85,687	19,009,661
Thermo Fisher Scientific, Inc.	98,551	53,840,382
Waters Corp. (a)	78,343	25,313,407
		$316,913,280
Other Banks & Diversified Financials – 5.2%
American Express Co.	145,807	$ 39,379,555
Grupo Financiero Banorte S.A. de C.V.	777,762	5,415,706
Julius Baer Group Ltd.	150,124	9,186,875
Visa, Inc., “A”	251,421	72,874,377
		$126,856,513
Pharmaceuticals – 3.6%
Merck KGaA	228,563	$ 37,790,149
Roche Holding AG	161,402	50,071,908
		$87,862,057
Railroad & Shipping – 4.2%
Canadian National Railway Co.	307,368	$ 33,171,155
Canadian Pacific Kansas City Ltd.	530,120	40,904,059
Union Pacific Corp.	119,987	27,845,383
		$101,920,597
3

MFS Global Equity Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Chemicals – 5.2%
Air Liquide S.A.	131,198	$ 23,498,731
Air Products & Chemicals, Inc.	128,492	39,900,621
Akzo Nobel N.V.	257,008	16,397,578
Linde PLC	103,358	47,146,752
		$126,943,682
Specialty Stores – 0.4%
Hermes International	4,795	$ 10,886,623
Telecommunications - Wireless – 1.1%
Cellnex Telecom S.A.	742,059	$ 27,131,443
Trucking – 0.6%
United Parcel Service, Inc., “B”	118,533	$ 15,890,534
Total Common Stocks (Identified Cost, $1,335,167,393)		$2,426,851,087
Investment Companies (h) – 0.9%
Money Market Funds – 0.9%
MFS Institutional Money Market Portfolio, 4.87% (v) (Identified Cost, $21,141,791)	21,137,686	$ 21,139,800
Other Assets, Less Liabilities – (0.0)%		(598,934)
Net Assets – 100.0%		$2,447,391,953
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $21,139,800 and $2,426,851,087, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
See Notes to Financial Statements
4

MFS Global Equity Fund
Financial Statements	Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 10/31/24 Assets
Investments in unaffiliated issuers, at value (identified cost, $1,335,167,393)	$2,426,851,087
Investments in affiliated issuers, at value (identified cost, $21,141,791)	21,139,800
Cash	9
Foreign currency, at value (identified cost, $39)	39
Receivables for
Investments sold	5,029,546
Fund shares sold	1,387,158
Dividends	7,466,729
Other assets	3
Total assets	$2,461,874,371
Liabilities
Payables for
Investments purchased	$6,809,914
Fund shares reacquired	6,587,658
Payable to affiliates
Investment adviser	46,993
Administrative services fee	1,995
Shareholder servicing costs	477,314
Distribution and service fees	12,620
Payable for independent Trustees' compensation	2,894
Accrued expenses and other liabilities	543,030
Total liabilities	$14,482,418
Net assets	$2,447,391,953
Net assets consist of
Paid-in capital	$1,098,187,504
Total distributable earnings (loss)	1,349,204,449
Net assets	$2,447,391,953
Shares of beneficial interest outstanding	48,032,696
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$677,558,751	13,588,649	$49.86
Class B	3,471,905	78,839	44.04
Class C	33,517,609	811,267	41.32
Class I	864,234,510	16,697,644	51.76
Class R1	1,002,119	23,480	42.68
Class R2	19,951,034	416,058	47.95
Class R3	38,370,887	776,150	49.44
Class R4	35,481,764	706,701	50.21
Class R6	773,803,374	14,933,908	51.82
(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $52.90 [100 / 94.25 x $49.86]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements
5

MFS Global Equity Fund
Financial Statements	Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Year ended 10/31/24 Net investment income (loss)
Income
Dividends from unaffiliated issuers	$45,829,124
Dividends from affiliated issuers	557,076
Income on securities loaned	35,818
Other	536
Foreign taxes withheld	(2,008,884)
Total investment income	$44,413,670
Expenses
Management fee	$19,976,013
Distribution and service fees	2,449,793
Shareholder servicing costs	1,840,224
Administrative services fee	370,817
Independent Trustees' compensation	44,650
Custodian fee	230,429
Shareholder communications	275,491
Audit and tax fees	81,622
Legal fees	13,473
Miscellaneous	15,157
Total expenses	$25,297,669
Fees paid indirectly	(94)
Reduction of expenses by investment adviser and distributor	(564,061)
Net expenses	$24,733,514
Net investment income (loss)	$19,680,156
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$279,749,515
Affiliated issuers	(2,102)
Foreign currency	231,219
Net realized gain (loss)	$279,978,632
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$227,358,330
Affiliated issuers	(2,883)
Translation of assets and liabilities in foreign currencies	113,511
Net unrealized gain (loss)	$227,468,958
Net realized and unrealized gain (loss)	$507,447,590
Change in net assets from operations	$527,127,746
See Notes to Financial Statements
6

MFS Global Equity Fund
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Year ended
	10/31/24	10/31/23
Change in net assets
From operations
Net investment income (loss)	$19,680,156	$25,787,889
Net realized gain (loss)	279,978,632	209,951,443
Net unrealized gain (loss)	227,468,958	(95,629,853)
Change in net assets from operations	$527,127,746	$140,109,479
Total distributions to shareholders	$(207,042,610)	$(226,391,945)
Change in net assets from fund share transactions	$(190,865,954)	$(194,461,889)
Total change in net assets	$129,219,182	$(280,744,355)
Net assets
At beginning of period	2,318,172,771	2,598,917,126
At end of period	$2,447,391,953	$2,318,172,771
See Notes to Financial Statements
7

MFS Global Equity Fund
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Year ended
	10/31/24	10/31/23	10/31/22	10/31/21	10/31/20
Net asset value, beginning of period	$43.94	$45.88	$60.75	$45.22	$45.79
Income (loss) from investment operations
Net investment income (loss) (d)	$0.29	$0.38	$0.22	$0.17	$0.25
Net realized and unrealized gain (loss)	9.66	1.75	(12.07)	16.60	0.16(g)
Total from investment operations	$9.95	$2.13	$(11.85)	$16.77	$0.41
Less distributions declared to shareholders
From net investment income	$(0.39)	$(0.24)	$(0.18)	$(0.23)	$(0.45)
From net realized gain	(3.64)	(3.83)	(2.84)	(1.01)	(0.53)
Total distributions declared to shareholders	$(4.03)	$(4.07)	$(3.02)	$(1.24)	$(0.98)
Net asset value, end of period (x)	$49.86	$43.94	$45.88	$60.75	$45.22
Total return (%) (r)(s)(t)(x)	23.42	4.40	(20.50)	37.58	0.83
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.18	1.22	1.16	1.14	1.16
Expenses after expense reductions (f)	1.16	1.21	1.15	1.13	1.15
Net investment income (loss)	0.59	0.81	0.42	0.29	0.55
Portfolio turnover rate	18	8	8	10	9
Net assets at end of period (000 omitted)	$677,559	$627,081	$649,695	$857,804	$667,074
Class B	Year ended
	10/31/24	10/31/23	10/31/22	10/31/21	10/31/20
Net asset value, beginning of period	$39.14	$41.36	$55.28	$41.35	$41.93
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.07)	$0.02	$(0.17)	$(0.23)	$(0.09)
Net realized and unrealized gain (loss)	8.61	1.59	(10.91)	15.17	0.15(g)
Total from investment operations	$8.54	$1.61	$(11.08)	$14.94	$0.06
Less distributions declared to shareholders
From net investment income	$—	$—	$—	$—	$(0.11)
From net realized gain	(3.64)	(3.83)	(2.84)	(1.01)	(0.53)
Total distributions declared to shareholders	$(3.64)	$(3.83)	$(2.84)	$(1.01)	$(0.64)
Net asset value, end of period (x)	$44.04	$39.14	$41.36	$55.28	$41.35
Total return (%) (r)(s)(t)(x)	22.54	3.58	(21.09)	36.56	0.08
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.93	1.96	1.91	1.89	1.91
Expenses after expense reductions (f)	1.90	1.95	1.90	1.87	1.90
Net investment income (loss)	(0.17)	0.04	(0.36)	(0.45)	(0.21)
Portfolio turnover rate	18	8	8	10	9
Net assets at end of period (000 omitted)	$3,472	$5,106	$7,439	$15,166	$15,902

See Notes to Financial Statements
8

MFS Global Equity Fund
Financial Highlights - continued
Class C	Year ended
	10/31/24	10/31/23	10/31/22	10/31/21	10/31/20
Net asset value, beginning of period	$36.94	$39.23	$52.58	$39.38	$40.00
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.06)	$0.02	$(0.15)	$(0.22)	$(0.08)
Net realized and unrealized gain (loss)	8.10	1.52	(10.36)	14.43	0.14(g)
Total from investment operations	$8.04	$1.54	$(10.51)	$14.21	$0.06
Less distributions declared to shareholders
From net investment income	$(0.02)	$—	$—	$—	$(0.15)
From net realized gain	(3.64)	(3.83)	(2.84)	(1.01)	(0.53)
Total distributions declared to shareholders	$(3.66)	$(3.83)	$(2.84)	$(1.01)	$(0.68)
Net asset value, end of period (x)	$41.32	$36.94	$39.23	$52.58	$39.38
Total return (%) (r)(s)(t)(x)	22.53	3.60	(21.09)	36.54	0.09
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.93	1.96	1.91	1.89	1.91
Expenses after expense reductions (f)	1.91	1.95	1.90	1.87	1.90
Net investment income (loss)	(0.16)	0.04	(0.35)	(0.46)	(0.19)
Portfolio turnover rate	18	8	8	10	9
Net assets at end of period (000 omitted)	$33,518	$48,233	$66,875	$112,939	$110,351
Class I	Year ended
	10/31/24	10/31/23	10/31/22	10/31/21	10/31/20
Net asset value, beginning of period	$45.47	$47.36	$62.59	$46.55	$47.09
Income (loss) from investment operations
Net investment income (loss) (d)	$0.42	$0.51	$0.36	$0.31	$0.37
Net realized and unrealized gain (loss)	10.02	1.79	(12.45)	17.08	0.18(g)
Total from investment operations	$10.44	$2.30	$(12.09)	$17.39	$0.55
Less distributions declared to shareholders
From net investment income	$(0.51)	$(0.36)	$(0.30)	$(0.34)	$(0.56)
From net realized gain	(3.64)	(3.83)	(2.84)	(1.01)	(0.53)
Total distributions declared to shareholders	$(4.15)	$(4.19)	$(3.14)	$(1.35)	$(1.09)
Net asset value, end of period (x)	$51.76	$45.47	$47.36	$62.59	$46.55
Total return (%) (r)(s)(t)(x)	23.76	4.64	(20.30)	37.91	1.10
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.93	0.97	0.91	0.89	0.91
Expenses after expense reductions (f)	0.91	0.96	0.90	0.88	0.90
Net investment income (loss)	0.85	1.05	0.67	0.53	0.80
Portfolio turnover rate	18	8	8	10	9
Net assets at end of period (000 omitted)	$864,235	$825,333	$946,778	$1,245,750	$908,819

See Notes to Financial Statements
9

MFS Global Equity Fund
Financial Highlights - continued
Class R1	Year ended
	10/31/24	10/31/23	10/31/22	10/31/21	10/31/20
Net asset value, beginning of period	$38.10	$40.35	$54.00	$40.41	$40.97
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.07)	$0.01	$(0.17)	$(0.23)	$(0.09)
Net realized and unrealized gain (loss)	8.36	1.57	(10.64)	14.83	0.15(g)
Total from investment operations	$8.29	$1.58	$(10.81)	$14.60	$0.06
Less distributions declared to shareholders
From net investment income	$(0.07)	$—	$—	$—	$(0.09)
From net realized gain	(3.64)	(3.83)	(2.84)	(1.01)	(0.53)
Total distributions declared to shareholders	$(3.71)	$(3.83)	$(2.84)	$(1.01)	$(0.62)
Net asset value, end of period (x)	$42.68	$38.10	$40.35	$54.00	$40.41
Total return (%) (r)(s)(t)(x)	22.50	3.60	(21.09)	36.57	0.08
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.93	1.97	1.91	1.89	1.91
Expenses after expense reductions (f)	1.91	1.95	1.90	1.87	1.90
Net investment income (loss)	(0.16)	0.03	(0.36)	(0.46)	(0.23)
Portfolio turnover rate	18	8	8	10	9
Net assets at end of period (000 omitted)	$1,002	$953	$1,260	$2,081	$1,556
Class R2	Year ended
	10/31/24	10/31/23	10/31/22	10/31/21	10/31/20
Net asset value, beginning of period	$42.37	$44.36	$58.85	$43.83	$44.38
Income (loss) from investment operations
Net investment income (loss) (d)	$0.16	$0.25	$0.08	$0.02	$0.13
Net realized and unrealized gain (loss)	9.31	1.70	(11.68)	16.09	0.16(g)
Total from investment operations	$9.47	$1.95	$(11.60)	$16.11	$0.29
Less distributions declared to shareholders
From net investment income	$(0.25)	$(0.11)	$(0.05)	$(0.08)	$(0.31)
From net realized gain	(3.64)	(3.83)	(2.84)	(1.01)	(0.53)
Total distributions declared to shareholders	$(3.89)	$(3.94)	$(2.89)	$(1.09)	$(0.84)
Net asset value, end of period (x)	$47.95	$42.37	$44.36	$58.85	$43.83
Total return (%) (r)(s)(t)(x)	23.11	4.13	(20.70)	37.22	0.59
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.43	1.47	1.41	1.39	1.41
Expenses after expense reductions (f)	1.41	1.45	1.40	1.38	1.40
Net investment income (loss)	0.35	0.56	0.16	0.04	0.30
Portfolio turnover rate	18	8	8	10	9
Net assets at end of period (000 omitted)	$19,951	$21,904	$24,652	$36,791	$27,772

See Notes to Financial Statements
10

MFS Global Equity Fund
Financial Highlights - continued
Class R3	Year ended
	10/31/24	10/31/23	10/31/22	10/31/21	10/31/20
Net asset value, beginning of period	$43.58	$45.54	$60.32	$44.89	$45.46
Income (loss) from investment operations
Net investment income (loss) (d)	$0.29	$0.36	$0.21	$0.16	$0.24
Net realized and unrealized gain (loss)	9.59	1.75	(11.97)	16.49	0.17(g)
Total from investment operations	$9.88	$2.11	$(11.76)	$16.65	$0.41
Less distributions declared to shareholders
From net investment income	$(0.38)	$(0.24)	$(0.18)	$(0.21)	$(0.45)
From net realized gain	(3.64)	(3.83)	(2.84)	(1.01)	(0.53)
Total distributions declared to shareholders	$(4.02)	$(4.07)	$(3.02)	$(1.22)	$(0.98)
Net asset value, end of period (x)	$49.44	$43.58	$45.54	$60.32	$44.89
Total return (%) (r)(s)(t)(x)	23.44	4.38	(20.50)	37.60	0.83
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.18	1.21	1.16	1.14	1.16
Expenses after expense reductions (f)	1.16	1.20	1.15	1.13	1.15
Net investment income (loss)	0.60	0.76	0.41	0.29	0.54
Portfolio turnover rate	18	8	8	10	9
Net assets at end of period (000 omitted)	$38,371	$47,924	$66,160	$88,285	$70,852
Class R4	Year ended
	10/31/24	10/31/23	10/31/22	10/31/21	10/31/20
Net asset value, beginning of period	$44.21	$46.16	$61.08	$45.44	$45.98
Income (loss) from investment operations
Net investment income (loss) (d)	$0.41	$0.48	$0.35	$0.30	$0.36
Net realized and unrealized gain (loss)	9.73	1.76	(12.13)	16.69	0.17(g)
Total from investment operations	$10.14	$2.24	$(11.78)	$16.99	$0.53
Less distributions declared to shareholders
From net investment income	$(0.50)	$(0.36)	$(0.30)	$(0.34)	$(0.54)
From net realized gain	(3.64)	(3.83)	(2.84)	(1.01)	(0.53)
Total distributions declared to shareholders	$(4.14)	$(4.19)	$(3.14)	$(1.35)	$(1.07)
Net asset value, end of period (x)	$50.21	$44.21	$46.16	$61.08	$45.44
Total return (%) (r)(s)(t)(x)	23.75	4.64	(20.29)	37.94	1.09
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.93	0.96	0.91	0.89	0.91
Expenses after expense reductions (f)	0.91	0.95	0.90	0.88	0.90
Net investment income (loss)	0.84	1.02	0.67	0.53	0.80
Portfolio turnover rate	18	8	8	10	9
Net assets at end of period (000 omitted)	$35,482	$37,594	$70,784	$95,164	$84,424

See Notes to Financial Statements
11

MFS Global Equity Fund
Financial Highlights - continued
Class R6	Year ended
	10/31/24	10/31/23	10/31/22	10/31/21	10/31/20
Net asset value, beginning of period	$45.52	$47.42	$62.65	$46.58	$47.13
Income (loss) from investment operations
Net investment income (loss) (d)	$0.47	$0.55	$0.39	$0.36	$0.41
Net realized and unrealized gain (loss)	10.03	1.79	(12.43)	17.11	0.17(g)
Total from investment operations	$10.50	$2.34	$(12.04)	$17.47	$0.58
Less distributions declared to shareholders
From net investment income	$(0.56)	$(0.41)	$(0.35)	$(0.39)	$(0.60)
From net realized gain	(3.64)	(3.83)	(2.84)	(1.01)	(0.53)
Total distributions declared to shareholders	$(4.20)	$(4.24)	$(3.19)	$(1.40)	$(1.13)
Net asset value, end of period (x)	$51.82	$45.52	$47.42	$62.65	$46.58
Total return (%) (r)(s)(t)(x)	23.87	4.73	(20.22)	38.06	1.17
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.84	0.88	0.82	0.80	0.82
Expenses after expense reductions (f)	0.82	0.86	0.80	0.78	0.81
Net investment income (loss)	0.94	1.14	0.73	0.63	0.89
Portfolio turnover rate	18	8	8	10	9
Net assets at end of period (000 omitted)	$773,803	$704,044	$765,274	$1,363,474	$976,055
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
12

MFS Global Equity Fund
Notes to Financial Statements
(1)  Business and Organization
MFS Global Equity Fund (the fund) is a diversified series of MFS Series Trust VI (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”), which affects all public entities that are required to report segment information in accordance with Topic 280. ASU 2023-07 is effective for fiscal years beginning after December 15, 2023 and interim periods within fiscal years beginning after December 15, 2024. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows. Although management is still evaluating the disclosures required by ASU 2023-07, adoption of the standard will not affect the fund's financial position or its results of operations.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data.
13

MFS Global Equity Fund
Notes to Financial Statements  - continued
An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of October 31, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$1,313,983,923	$—	$—	$1,313,983,923
France	69,939,050	197,952,740	—	267,891,790
United Kingdom	31,047,513	186,879,224	—	217,926,737
Switzerland	90,628,566	94,336,902	—	184,965,468
Spain	23,295,135	60,986,680	—	84,281,815
Germany	69,801,045	8,484,461	—	78,285,506
Canada	74,075,214	—	—	74,075,214
Japan	—	60,833,217	—	60,833,217
Netherlands	36,892,659	16,397,578	—	53,290,237
Other Countries	52,654,741	38,662,439	—	91,317,180
Mutual Funds	21,139,800	—	—	21,139,800
Total	$1,783,457,646	$664,533,241	$—	$2,447,990,887
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Under its Securities Lending Agency Agreement with the fund, JPMorgan Chase and Co., as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the
14

MFS Global Equity Fund
Notes to Financial Statements  - continued
collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At October 31, 2024, there were no securities on loan or collateral outstanding.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the year ended October 31, 2024, is shown as a reduction of total expenses in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals and treating a portion of the proceeds from redemptions as a distribution for tax purposes.
The tax character of distributions declared to shareholders for the last two fiscal years is as follows:
	Year ended 10/31/24	Year ended 10/31/23
Ordinary income (including any short-term capital gains)	$23,942,374	$17,800,892
Long-term capital gains	183,100,236	208,591,053
Total distributions	$207,042,610	$226,391,945
The federal tax cost and the tax basis components of distributable earnings were as follows:
15

MFS Global Equity Fund
Notes to Financial Statements  - continued
As of 10/31/24
Cost of investments	$1,368,166,481
Gross appreciation	1,126,808,074
Gross depreciation	(46,983,668)
Net unrealized appreciation (depreciation)	$1,079,824,406
Undistributed ordinary income	23,683,986
Undistributed long-term capital gain	245,721,962
Other temporary differences	(25,905)
Total distributable earnings (loss)	$1,349,204,449
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Year ended 10/31/24	Year ended 10/31/23
Class A	$56,214,288	$56,773,747
Class B	428,007	669,191
Class C	4,358,962	6,363,794
Class I	73,301,804	79,956,425
Class R1	84,024	120,143
Class R2	1,858,228	2,165,712
Class R3	4,253,730	5,734,624
Class R4	3,416,459	6,351,042
Class R6	63,127,108	68,257,267
Total	$207,042,610	$226,391,945
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.90%
In excess of $1 billion and up to $2 billion	0.75%
In excess of $2 billion and up to $5 billion	0.65%
In excess of $5 billion	0.60%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until February 28, 2026. For the year ended October 31, 2024, this management fee reduction amounted to $331,730, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the year ended October 31, 2024 was equivalent to an annual effective rate of 0.78% of the fund's average daily net assets.
Effective August 1, 2024, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
16

MFS Global Equity Fund
Notes to Financial Statements  - continued
Classes
A	B	C	I	R1	R2	R3	R4	R6
1.16%	1.91%	1.91%	0.91%	1.91%	1.41%	1.16%	0.91%	0.82%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until February 28, 2026. For the period from August 1, 2024 through October 31, 2024, this reduction amounted to $232,084, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $40,456 for the year ended October 31, 2024, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 1,727,593
Class B	0.75%	0.25%	1.00%	1.00%	44,100
Class C	0.75%	0.25%	1.00%	1.00%	435,579
Class R1	0.75%	0.25%	1.00%	1.00%	9,996
Class R2	0.25%	0.25%	0.50%	0.50%	112,014
Class R3	—	0.25%	0.25%	0.25%	120,511
Total Distribution and Service Fees					$2,449,793
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the year ended October 31, 2024 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the year ended October 31, 2024, this rebate amounted to $160, $38, $14, and $35 for Class A, Class C, Class R2, and Class R3 shares, respectively, and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the year ended October 31, 2024, were as follows:
Amount
Class A	$6,554
Class B	1,283
Class C	2,780
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the year ended October 31, 2024, the fee was $180,993, which equated to 0.0071% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the year ended October 31, 2024, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $1,659,231.
17

MFS Global Equity Fund
Notes to Financial Statements  - continued
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the year ended October 31, 2024 was equivalent to an annual effective rate of 0.0146% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees.  As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a pension expense of $319 and is included in “Independent Trustees’ compensation” in the Statement of Operations for the year ended October 31, 2024. The liability for deferred retirement benefits payable to those former independent Trustees under the DB plan amounted to $2,616 at October 31, 2024, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities. The deferred retirement benefits compensation fee is accrued daily and paid monthly.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
MFS purchased or redeemed fund shares on the dates indicated:
Date	Transaction	Class	Shares	Amount
8/19/2024	Redemption	Class I	2	$126
8/19/2024	Redemption	Class R2	2	108
8/19/2024	Redemption	Class R3	4	214
8/19/2024	Redemption	Class R4	4	202
During the year ended October 31, 2024, pursuant to a policy adopted by the Board of Trustees and designed to comply with Rule 17a-7 under the Investment Company Act of 1940 (the “Act”) and relevant guidance, the fund engaged in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) which amounted to $19,797,511 and $2,792,103, respectively. The sales transactions resulted in net realized gains (losses) of $2,536,230.
(4)  Portfolio Securities
For the year ended October 31, 2024, purchases and sales of investments, other than short-term obligations, aggregated $460,401,801 and $836,090,382, respectively.
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
18

MFS Global Equity Fund
Notes to Financial Statements  - continued
	Year ended 10/31/24		Year ended 10/31/23
	Shares	Amount	Shares	Amount
Shares sold
Class A	1,119,873	$53,393,918	1,227,799	$57,549,982
Class B	8	334	4,783	190,941
Class C	65,392	2,603,280	96,909	3,831,635
Class I	3,424,848	170,996,078	3,500,747	170,322,941
Class R1	2,873	118,124	1,957	80,231
Class R2	59,477	2,725,249	68,253	3,103,653
Class R3	134,766	6,390,612	236,317	11,088,509
Class R4	87,518	4,197,801	158,710	7,523,626
Class R6	3,320,875	164,586,570	3,188,324	155,442,861
	8,215,630	$405,011,966	8,483,799	$409,134,379
Shares issued to shareholders in reinvestment of distributions
Class A	1,136,943	$52,265,255	1,160,093	$52,401,412
Class B	10,442	426,676	16,253	658,392
Class C	109,757	4,208,085	158,815	6,071,575
Class I	1,444,609	68,777,854	1,595,642	74,420,734
Class R1	2,122	84,024	3,047	120,143
Class R2	41,501	1,838,475	49,186	2,146,951
Class R3	93,325	4,253,730	128,005	5,734,624
Class R4	72,349	3,341,798	138,049	6,259,160
Class R6	1,287,066	61,302,968	1,401,301	65,370,701
	4,198,114	$196,498,865	4,650,391	$213,183,692
Shares reacquired
Class A	(2,940,842)	$(141,176,003)	(2,274,823)	$(106,529,462)
Class B	(62,053)	(2,648,117)	(70,451)	(2,969,780)
Class C	(669,597)	(26,901,823)	(654,700)	(26,003,459)
Class I	(6,322,092)	(314,294,602)	(6,935,650)	(337,880,178)
Class R1	(6,543)	(271,458)	(11,212)	(434,867)
Class R2	(201,934)	(9,384,746)	(156,128)	(7,077,120)
Class R3	(551,713)	(26,506,405)	(717,381)	(33,399,644)
Class R4	(303,566)	(14,759,633)	(979,885)	(46,422,945)
Class R6	(5,140,004)	(256,433,998)	(5,262,278)	(256,062,505)
	(16,198,344)	$(792,376,785)	(17,062,508)	$(816,779,960)
Net change
Class A	(684,026)	$(35,516,830)	113,069	$3,421,932
Class B	(51,603)	(2,221,107)	(49,415)	(2,120,447)
Class C	(494,448)	(20,090,458)	(398,976)	(16,100,249)
Class I	(1,452,635)	(74,520,670)	(1,839,261)	(93,136,503)
Class R1	(1,548)	(69,310)	(6,208)	(234,493)
Class R2	(100,956)	(4,821,022)	(38,689)	(1,826,516)
Class R3	(323,622)	(15,862,063)	(353,059)	(16,576,511)
Class R4	(143,699)	(7,220,034)	(683,126)	(32,640,159)
Class R6	(532,063)	(30,544,460)	(672,653)	(35,248,943)
	(3,784,600)	$(190,865,954)	(3,928,318)	$(194,461,889)
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions.
Effective September 29, 2023, purchases of the fund's Class R1 and Class R2 shares were closed to new eligible investors.
19

MFS Global Equity Fund
Notes to Financial Statements  - continued
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 13, 2025 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the year ended October 31, 2024, the fund’s commitment fee and interest expense were $12,733 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the year ended October 31, 2024:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$8,972,726	$476,748,803	$464,576,744	$(2,102)	$(2,883)	$21,139,800
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$557,076	$—
20

MFS Global Equity Fund
Report of Independent Registered Public Accounting Firm
To the Shareholders of MFS Global Equity Fund and the Board of Trustees of MFS Series Trust VI
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of MFS Global Equity Fund (the “Fund”) (one of the funds constituting MFS Series Trust VI (the “Trust”)), including the portfolio of investments, as of October 31, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting MFS Series Trust VI) at October 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
/s/ Ernst & Young LLP
We have served as the auditor of one or more MFS investment companies since 1993.
Boston, Massachusetts
December 20, 2024
21

MFS Global Equity Fund
Federal Tax Information (unaudited)
The fund will notify shareholders of amounts for use in preparing 2024 income tax forms in January 2025. The following information is provided pursuant to provisions of the Internal Revenue Code.
The fund designates the maximum amount allowable as qualified dividend income eligible to be taxed at the same rate as long-term capital gain.
The fund designates $234,311,000 as capital gain dividends paid during the fiscal year.
For corporate shareholders, 66.33% of the ordinary income dividends paid during the prior calendar year qualify for the corporate dividends received deduction.
Income derived from foreign sources was $30,844,920. The fund intends to pass through foreign tax credits of $100,085 for the fiscal year.
22

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Global Equity Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Global Equity Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Global Equity Fund.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
23

MFS Global Equity Fund
Board Review of Investment Advisory Agreement
MFS Global Equity Fund
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS.  The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting.  In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2024 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”).  The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings.  The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review.  As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2023 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds.  The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor.  Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.  It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods.  The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2023, which the Trustees believed was a long enough period to reflect differing market conditions.  The total return performance of the Fund’s Class I shares was in the 3rd quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers).  The total return performance of the Fund’s Class I shares was in the 4th quintile for the one-year period and the 5th quintile for the three-year period ended December 31, 2023 relative to the Broadridge performance universe.  Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance.  After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
24

MFS Global Equity Fund
Board Review of Investment Advisory Agreement - continued
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class I shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge.  The Trustees considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was approximately at the Broadridge expense group median and the Fund’s total expense ratio was higher than the Broadridge expense group median. The Trustees also noted that MFS has agreed to implement an expense limitation for the Fund effective August 1, 2024, which may not be changed without the Trustees’ approval.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate  accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole.  They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1 billion, $2 billion and $5 billion.  The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level.  The group fee waiver is reviewed and renewed annually between the Board and MFS.  The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund.  The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies.  In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc.  The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS.  The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians.  The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds.  The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2024.
25

MFS Utilities Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Utilities Fund
Portfolio of Investments − 10/31/24
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.1%
Energy - Renewables – 3.1%
EDP Renovaveis S.A.	4,723,186	$ 63,604,052
Orsted A/S (a)	317,780	18,567,963
		$82,172,015
Natural Gas - Distribution – 2.5%
Atmos Energy Corp.	366,056	$ 50,801,251
China Resources Gas Group Ltd.	1,801,400	6,922,180
Southwest Gas Holdings, Inc.	138,139	10,118,682
		$67,842,113
Telecommunications - Wireless – 5.9%
Cellnex Telecom S.A.	1,725,571	$ 63,090,982
Rogers Communications, Inc.	656,343	23,838,306
SBA Communications Corp., REIT	308,263	70,737,111
		$157,666,399
Telephone Services – 0.5%
Hellenic Telecommunications Organization S.A.	870,256	$ 14,360,240
Utilities - Electric Power – 85.6%
Alliant Energy Corp.	1,269,002	$ 76,140,120
Ameren Corp.	1,276,704	111,213,685
American Electric Power Co., Inc.	837,207	82,674,191
CenterPoint Energy, Inc.	584,913	17,272,481
Constellation Energy	703,063	184,877,446
Dominion Energy, Inc.	1,991,383	118,547,030
DTE Energy Co.	1,021,516	126,892,718
E.ON SE	1,306,724	17,646,545
Edison International	1,343,143	110,674,983
Enel S.p.A.	8,253,657	62,576,070
Energias de Portugal S.A.	7,537,951	29,588,771
Equatorial Energia S.A.	1,308,300	7,269,213
National Grid PLC	4,284,675	53,850,601
NextEra Energy, Inc.	4,329,198	343,088,942
PG&E Corp.	9,270,109	187,441,604
Pinnacle West Capital Corp.	517,499	45,441,587
Portland General Electric Co.	855,504	40,550,890
PPL Corp.	3,029,278	98,633,292
Public Service Enterprise Group, Inc.	526,137	47,041,909
RWE AG	2,315,040	74,966,360
Sempra Energy	1,488,930	124,132,094
Southern Co.	1,245,819	113,406,904
SSE PLC	2,366,992	53,693,403
Vistra Corp.	510,568	63,800,577
Xcel Energy, Inc.	1,698,312	113,464,225
		$2,304,885,641
MMUFS-ANN
1

MFS Utilities Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Utilities - Water – 1.5%
Companhia de Saneamento Basico do Estado de Sao Paulo	371,000	$ 5,909,405
United Utilities Group PLC	1,538,509	20,284,666
Veolia Environnement S.A.	423,543	13,418,049
		$39,612,120
Total Common Stocks (Identified Cost, $1,766,196,884)		$2,666,538,528
Investment Companies (h) – 0.5%
Money Market Funds – 0.5%
MFS Institutional Money Market Portfolio, 4.87% (v) (Identified Cost, $12,668,371)	12,667,261	$ 12,668,528
Other Assets, Less Liabilities – 0.4%		11,779,525
Net Assets – 100.0%		$2,690,986,581
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $12,668,528 and $2,666,538,528, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
Derivative Contracts at 10/31/24
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
EUR	4,774,860	USD	5,201,386	State Street Bank Corp.	1/17/2025	$9,802
USD	16,516,346	CAD	22,453,105	State Street Bank Corp.	1/17/2025	346,993
USD	243,491,048	EUR	221,399,376	HSBC Bank	1/17/2025	1,860,109
USD	97,077,317	GBP	74,485,094	State Street Bank Corp.	1/17/2025	1,052,757
						$3,269,661
Liability Derivatives
GBP	4,206,189	USD	5,469,503	UBS AG	1/17/2025	$(46,976)
See Notes to Financial Statements
2

MFS Utilities Fund
Financial Statements	Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 10/31/24 Assets
Investments in unaffiliated issuers, at value (identified cost, $1,766,196,884)	$2,666,538,528
Investments in affiliated issuers, at value (identified cost, $12,668,371)	12,668,528
Foreign currency, at value (identified cost, $127)	128
Receivables for
Forward foreign currency exchange contracts	3,269,661
Investments sold	7,990,545
Fund shares sold	916,820
Interest and dividends	3,088,924
Other assets	17
Total assets	$2,694,473,151
Liabilities
Payables for
Forward foreign currency exchange contracts	$46,976
Investments purchased	14,251
Fund shares reacquired	2,328,826
Payable to affiliates
Investment adviser	86,205
Administrative services fee	2,154
Shareholder servicing costs	695,486
Distribution and service fees	30,844
Payable for independent Trustees' compensation	12
Accrued expenses and other liabilities	281,816
Total liabilities	$3,486,570
Net assets	$2,690,986,581
Net assets consist of
Paid-in capital	$1,753,574,402
Total distributable earnings (loss)	937,412,179
Net assets	$2,690,986,581
Shares of beneficial interest outstanding	111,549,305
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$1,749,243,801	72,600,425	$24.09
Class B	8,855,491	369,101	23.99
Class C	60,006,522	2,504,562	23.96
Class I	563,508,840	23,249,110	24.24
Class R1	4,726,553	198,420	23.82
Class R2	24,883,849	1,036,652	24.00
Class R3	164,372,027	6,828,369	24.07
Class R4	18,453,066	764,742	24.13
Class R6	96,936,432	3,997,924	24.25
(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $25.56 [100 / 94.25 x $24.09]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements
3

MFS Utilities Fund
Financial Statements	Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Year ended 10/31/24 Net investment income (loss)
Income
Dividends from unaffiliated issuers	$79,570,265
Dividends from affiliated issuers	781,487
Other	41,787
Income on securities loaned	37,191
Foreign taxes withheld	(1,340,090)
Total investment income	$79,090,640
Expenses
Management fee	$15,377,112
Distribution and service fees	5,441,847
Shareholder servicing costs	2,897,360
Administrative services fee	374,840
Independent Trustees' compensation	43,983
Custodian fee	201,481
Shareholder communications	224,682
Audit and tax fees	79,461
Legal fees	12,420
Miscellaneous	243,576
Total expenses	$24,896,762
Fees paid indirectly	(31,268)
Reduction of expenses by investment adviser and distributor	(336,686)
Net expenses	$24,528,808
Net investment income (loss)	$54,561,832
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$52,247,779
Affiliated issuers	3,110
Forward foreign currency exchange contracts	(10,396,456)
Foreign currency	(8,925)
Net realized gain (loss)	$41,845,508
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$553,807,609
Affiliated issuers	510
Forward foreign currency exchange contracts	2,552,070
Translation of assets and liabilities in foreign currencies	45,051
Net unrealized gain (loss)	$556,405,240
Net realized and unrealized gain (loss)	$598,250,748
Change in net assets from operations	$652,812,580
See Notes to Financial Statements
4

MFS Utilities Fund
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Year ended
	10/31/24	10/31/23
Change in net assets
From operations
Net investment income (loss)	$54,561,832	$62,371,298
Net realized gain (loss)	41,845,508	98,808,851
Net unrealized gain (loss)	556,405,240	(313,189,083)
Change in net assets from operations	$652,812,580	$(152,008,934)
Total distributions to shareholders	$(146,695,329)	$(265,632,104)
Change in net assets from fund share transactions	$(308,563,535)	$(176,816,792)
Total change in net assets	$197,553,716	$(594,457,830)
Net assets
At beginning of period	2,493,432,865	3,087,890,695
At end of period	$2,690,986,581	$2,493,432,865
See Notes to Financial Statements
5

MFS Utilities Fund
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Year ended
	10/31/24	10/31/23	10/31/22	10/31/21	10/31/20
Net asset value, beginning of period	$19.74	$22.88	$24.45	$21.65	$23.54
Income (loss) from investment operations
Net investment income (loss) (d)	$0.45	$0.45	$0.41	$0.46	$0.54
Net realized and unrealized gain (loss)	5.11	(1.61)	(0.48)	3.52	(0.93)
Total from investment operations	$5.56	$(1.16)	$(0.07)	$3.98	$(0.39)
Less distributions declared to shareholders
From net investment income	$(0.46)	$(0.44)	$(0.44)	$(0.26)	$(0.31)
From net realized gain	(0.75)	(1.54)	(1.06)	(0.92)	(1.19)
Total distributions declared to shareholders	$(1.21)	$(1.98)	$(1.50)	$(1.18)	$(1.50)
Net asset value, end of period (x)	$24.09	$19.74	$22.88	$24.45	$21.65
Total return (%) (r)(s)(t)(x)	28.99	(6.06)	(0.50)	18.90	(1.70)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.01	1.03	1.00	1.00	1.00
Expenses after expense reductions (f)	1.00	1.02	0.99	0.99	0.99
Net investment income (loss)	2.09	2.04	1.72	1.98	2.51
Portfolio turnover rate	6	15	23	12	30
Net assets at end of period (000 omitted)	$1,749,244	$1,577,695	$1,861,665	$1,951,571	$1,744,515
Class B	Year ended
	10/31/24	10/31/23	10/31/22	10/31/21	10/31/20
Net asset value, beginning of period	$19.64	$22.75	$24.30	$21.53	$23.42
Income (loss) from investment operations
Net investment income (loss) (d)	$0.30	$0.29	$0.24	$0.30	$0.38
Net realized and unrealized gain (loss)	5.07	(1.60)	(0.49)	3.49	(0.93)
Total from investment operations	$5.37	$(1.31)	$(0.25)	$3.79	$(0.55)
Less distributions declared to shareholders
From net investment income	$(0.27)	$(0.26)	$(0.24)	$(0.10)	$(0.15)
From net realized gain	(0.75)	(1.54)	(1.06)	(0.92)	(1.19)
Total distributions declared to shareholders	$(1.02)	$(1.80)	$(1.30)	$(1.02)	$(1.34)
Net asset value, end of period (x)	$23.99	$19.64	$22.75	$24.30	$21.53
Total return (%) (r)(s)(t)(x)	28.05	(6.76)	(1.24)	18.02	(2.45)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.76	1.78	1.75	1.75	1.75
Expenses after expense reductions (f)	1.75	1.77	1.74	1.74	1.74
Net investment income (loss)	1.39	1.30	1.01	1.27	1.75
Portfolio turnover rate	6	15	23	12	30
Net assets at end of period (000 omitted)	$8,855	$15,416	$31,760	$49,750	$63,594

See Notes to Financial Statements
6

MFS Utilities Fund
Financial Highlights - continued
Class C	Year ended
	10/31/24	10/31/23	10/31/22	10/31/21	10/31/20
Net asset value, beginning of period	$19.63	$22.75	$24.30	$21.53	$23.42
Income (loss) from investment operations
Net investment income (loss) (d)	$0.29	$0.28	$0.24	$0.30	$0.38
Net realized and unrealized gain (loss)	5.08	(1.60)	(0.49)	3.49	(0.93)
Total from investment operations	$5.37	$(1.32)	$(0.25)	$3.79	$(0.55)
Less distributions declared to shareholders
From net investment income	$(0.29)	$(0.26)	$(0.24)	$(0.10)	$(0.15)
From net realized gain	(0.75)	(1.54)	(1.06)	(0.92)	(1.19)
Total distributions declared to shareholders	$(1.04)	$(1.80)	$(1.30)	$(1.02)	$(1.34)
Net asset value, end of period (x)	$23.96	$19.63	$22.75	$24.30	$21.53
Total return (%) (r)(s)(t)(x)	28.06	(6.77)	(1.23)	18.00	(2.45)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.76	1.78	1.75	1.75	1.75
Expenses after expense reductions (f)	1.75	1.77	1.74	1.74	1.74
Net investment income (loss)	1.36	1.29	1.00	1.28	1.76
Portfolio turnover rate	6	15	23	12	30
Net assets at end of period (000 omitted)	$60,007	$65,272	$104,022	$149,761	$230,614
Class I	Year ended
	10/31/24	10/31/23	10/31/22	10/31/21	10/31/20
Net asset value, beginning of period	$19.85	$23.00	$24.57	$21.74	$23.64
Income (loss) from investment operations
Net investment income (loss) (d)	$0.51	$0.51	$0.47	$0.53	$0.60
Net realized and unrealized gain (loss)	5.14	(1.62)	(0.48)	3.54	(0.94)
Total from investment operations	$5.65	$(1.11)	$(0.01)	$4.07	$(0.34)
Less distributions declared to shareholders
From net investment income	$(0.51)	$(0.50)	$(0.50)	$(0.32)	$(0.37)
From net realized gain	(0.75)	(1.54)	(1.06)	(0.92)	(1.19)
Total distributions declared to shareholders	$(1.26)	$(2.04)	$(1.56)	$(1.24)	$(1.56)
Net asset value, end of period (x)	$24.24	$19.85	$23.00	$24.57	$21.74
Total return (%) (r)(s)(t)(x)	29.35	(5.84)	(0.24)	19.23	(1.49)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.76	0.78	0.75	0.75	0.75
Expenses after expense reductions (f)	0.75	0.77	0.74	0.74	0.74
Net investment income (loss)	2.34	2.30	1.96	2.24	2.76
Portfolio turnover rate	6	15	23	12	30
Net assets at end of period (000 omitted)	$563,509	$541,544	$714,999	$687,188	$626,500

See Notes to Financial Statements
7

MFS Utilities Fund
Financial Highlights - continued
Class R1	Year ended
	10/31/24	10/31/23	10/31/22	10/31/21	10/31/20
Net asset value, beginning of period	$19.53	$22.65	$24.23	$21.47	$23.37
Income (loss) from investment operations
Net investment income (loss) (d)	$0.28	$0.28	$0.23	$0.28	$0.37
Net realized and unrealized gain (loss)	5.06	(1.58)	(0.49)	3.51	(0.92)
Total from investment operations	$5.34	$(1.30)	$(0.26)	$3.79	$(0.55)
Less distributions declared to shareholders
From net investment income	$(0.30)	$(0.28)	$(0.26)	$(0.11)	$(0.16)
From net realized gain	(0.75)	(1.54)	(1.06)	(0.92)	(1.19)
Total distributions declared to shareholders	$(1.05)	$(1.82)	$(1.32)	$(1.03)	$(1.35)
Net asset value, end of period (x)	$23.82	$19.53	$22.65	$24.23	$21.47
Total return (%) (r)(s)(t)(x)	28.05	(6.75)	(1.27)	18.06	(2.48)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.76	1.78	1.75	1.75	1.75
Expenses after expense reductions (f)	1.75	1.77	1.74	1.74	1.74
Net investment income (loss)	1.33	1.29	0.96	1.23	1.75
Portfolio turnover rate	6	15	23	12	30
Net assets at end of period (000 omitted)	$4,727	$4,373	$5,243	$5,126	$5,171
Class R2	Year ended
	10/31/24	10/31/23	10/31/22	10/31/21	10/31/20
Net asset value, beginning of period	$19.66	$22.80	$24.36	$21.58	$23.47
Income (loss) from investment operations
Net investment income (loss) (d)	$0.40	$0.40	$0.35	$0.41	$0.48
Net realized and unrealized gain (loss)	5.09	(1.61)	(0.47)	3.50	(0.92)
Total from investment operations	$5.49	$(1.21)	$(0.12)	$3.91	$(0.44)
Less distributions declared to shareholders
From net investment income	$(0.40)	$(0.39)	$(0.38)	$(0.21)	$(0.26)
From net realized gain	(0.75)	(1.54)	(1.06)	(0.92)	(1.19)
Total distributions declared to shareholders	$(1.15)	$(1.93)	$(1.44)	$(1.13)	$(1.45)
Net asset value, end of period (x)	$24.00	$19.66	$22.80	$24.36	$21.58
Total return (%) (r)(s)(t)(x)	28.71	(6.33)	(0.72)	18.60	(1.96)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.26	1.28	1.25	1.25	1.25
Expenses after expense reductions (f)	1.25	1.27	1.24	1.24	1.24
Net investment income (loss)	1.85	1.79	1.47	1.74	2.26
Portfolio turnover rate	6	15	23	12	30
Net assets at end of period (000 omitted)	$24,884	$29,316	$38,534	$41,968	$41,020

See Notes to Financial Statements
8

MFS Utilities Fund
Financial Highlights - continued
Class R3	Year ended
	10/31/24	10/31/23	10/31/22	10/31/21	10/31/20
Net asset value, beginning of period	$19.72	$22.86	$24.43	$21.63	$23.52
Income (loss) from investment operations
Net investment income (loss) (d)	$0.45	$0.45	$0.41	$0.47	$0.54
Net realized and unrealized gain (loss)	5.11	(1.61)	(0.48)	3.51	(0.93)
Total from investment operations	$5.56	$(1.16)	$(0.07)	$3.98	$(0.39)
Less distributions declared to shareholders
From net investment income	$(0.46)	$(0.44)	$(0.44)	$(0.26)	$(0.31)
From net realized gain	(0.75)	(1.54)	(1.06)	(0.92)	(1.19)
Total distributions declared to shareholders	$(1.21)	$(1.98)	$(1.50)	$(1.18)	$(1.50)
Net asset value, end of period (x)	$24.07	$19.72	$22.86	$24.43	$21.63
Total return (%) (r)(s)(t)(x)	29.01	(6.07)	(0.49)	18.91	(1.71)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.01	1.03	1.00	1.00	1.00
Expenses after expense reductions (f)	1.00	1.02	0.99	0.99	0.99
Net investment income (loss)	2.09	2.05	1.71	1.99	2.51
Portfolio turnover rate	6	15	23	12	30
Net assets at end of period (000 omitted)	$164,372	$162,193	$217,043	$201,006	$201,509
Class R4	Year ended
	10/31/24	10/31/23	10/31/22	10/31/21	10/31/20
Net asset value, beginning of period	$19.77	$22.91	$24.48	$21.67	$23.56
Income (loss) from investment operations
Net investment income (loss) (d)	$0.51	$0.51	$0.48	$0.53	$0.60
Net realized and unrealized gain (loss)	5.11	(1.61)	(0.49)	3.52	(0.93)
Total from investment operations	$5.62	$(1.10)	$(0.01)	$4.05	$(0.33)
Less distributions declared to shareholders
From net investment income	$(0.51)	$(0.50)	$(0.50)	$(0.32)	$(0.37)
From net realized gain	(0.75)	(1.54)	(1.06)	(0.92)	(1.19)
Total distributions declared to shareholders	$(1.26)	$(2.04)	$(1.56)	$(1.24)	$(1.56)
Net asset value, end of period (x)	$24.13	$19.77	$22.91	$24.48	$21.67
Total return (%) (r)(s)(t)(x)	29.31	(5.81)	(0.24)	19.19	(1.46)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.76	0.78	0.75	0.75	0.75
Expenses after expense reductions (f)	0.75	0.77	0.74	0.74	0.74
Net investment income (loss)	2.34	2.29	1.98	2.25	2.76
Portfolio turnover rate	6	15	23	12	30
Net assets at end of period (000 omitted)	$18,453	$17,643	$23,369	$25,766	$24,920

See Notes to Financial Statements
9

MFS Utilities Fund
Financial Highlights - continued
Class R6	Year ended
	10/31/24	10/31/23	10/31/22	10/31/21	10/31/20
Net asset value, beginning of period	$19.85	$23.01	$24.58	$21.75	$23.64
Income (loss) from investment operations
Net investment income (loss) (d)	$0.52	$0.53	$0.49	$0.54	$0.61
Net realized and unrealized gain (loss)	5.16	(1.63)	(0.48)	3.54	(0.92)
Total from investment operations	$5.68	$(1.10)	$0.01	$4.08	$(0.31)
Less distributions declared to shareholders
From net investment income	$(0.53)	$(0.52)	$(0.52)	$(0.33)	$(0.39)
From net realized gain	(0.75)	(1.54)	(1.06)	(0.92)	(1.19)
Total distributions declared to shareholders	$(1.28)	$(2.06)	$(1.58)	$(1.25)	$(1.58)
Net asset value, end of period (x)	$24.25	$19.85	$23.01	$24.58	$21.75
Total return (%) (r)(s)(t)(x)	29.51	(5.79)	(0.15)	19.31	(1.36)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.67	0.69	0.66	0.66	0.66
Expenses after expense reductions (f)	0.66	0.68	0.65	0.65	0.65
Net investment income (loss)	2.41	2.40	2.04	2.29	2.84
Portfolio turnover rate	6	15	23	12	30
Net assets at end of period (000 omitted)	$96,936	$79,981	$91,255	$79,499	$75,542
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
10

MFS Utilities Fund
Notes to Financial Statements
(1)  Business and Organization
MFS Utilities Fund (the fund) is a diversified series of MFS Series Trust VI (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests primarily in securities of issuers in the utility industry. Issuers in a single industry can react similarly to market, currency, political, economic, regulatory, geopolitical, environmental, public health, and other conditions. The value of stocks in the utilities sector can be very volatile due to supply and/or demand for services or fuel, financing costs, conservation efforts, the negative impact of regulation, and other factors. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”), which affects all public entities that are required to report segment information in accordance with Topic 280. ASU 2023-07 is effective for fiscal years beginning after December 15, 2023 and interim periods within fiscal years beginning after December 15, 2024. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows. Although management is still evaluating the disclosures required by ASU 2023-07, adoption of the standard will not affect the fund's financial position or its results of operations.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
11

MFS Utilities Fund
Notes to Financial Statements  - continued
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of October 31, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$2,136,951,722	$—	$—	$2,136,951,722
United Kingdom	20,284,666	107,544,004	—	127,828,670
Portugal	63,604,052	29,588,771	—	93,192,823
Germany	92,612,905	—	—	92,612,905
Spain	—	63,090,982	—	63,090,982
Italy	62,576,070	—	—	62,576,070
Canada	23,838,306	—	—	23,838,306
Denmark	18,567,963	—	—	18,567,963
Greece	14,360,240	—	—	14,360,240
Other Countries	13,178,618	20,340,229	—	33,518,847
Mutual Funds	12,668,528	—	—	12,668,528
Total	$2,458,643,070	$220,563,986	$—	$2,679,207,056
Other Financial Instruments
Forward Foreign Currency Exchange Contracts – Assets	$—	$3,269,661	$—	$3,269,661
Forward Foreign Currency Exchange Contracts – Liabilities	—	(46,976)	—	(46,976)
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign
12

MFS Utilities Fund
Notes to Financial Statements  - continued
exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were forward foreign currency exchange contracts. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at October 31, 2024 as reported in the Statement of Assets and Liabilities:
		Fair Value
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Foreign Exchange	Forward Foreign Currency Exchange Contracts	$3,269,661	$(46,976)
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the year ended October 31, 2024 as reported in the Statement of Operations:
Risk	Forward Foreign Currency Exchange Contracts
Foreign Exchange	$(10,396,456)
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the year ended October 31, 2024 as reported in the Statement of Operations:
Risk	Forward Foreign Currency Exchange Contracts
Foreign Exchange	$2,552,070
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). Collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a credit support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted
13

MFS Utilities Fund
Notes to Financial Statements  - continued
cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
Forward Foreign Currency Exchange Contracts — The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.
Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.
Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Security Loans — Under its Securities Lending Agency Agreement with the fund, JPMorgan Chase and Co., as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At October 31, 2024, there were no securities on loan or collateral outstanding.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
14

MFS Utilities Fund
Notes to Financial Statements  - continued
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the year ended October 31, 2024, is shown as a reduction of total expenses in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals, derivative transactions, and treating a portion of the proceeds from redemptions as a distribution for tax purposes.
The tax character of distributions declared to shareholders for the last two fiscal years is as follows:
	Year ended 10/31/24	Year ended 10/31/23
Ordinary income (including any short-term capital gains)	$54,635,855	$93,849,189
Long-term capital gains	92,059,474	171,782,915
Total distributions	$146,695,329	$265,632,104
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 10/31/24
Cost of investments	$1,787,601,526
Gross appreciation	940,663,369
Gross depreciation	(45,835,153)
Net unrealized appreciation (depreciation)	$894,828,216
Undistributed ordinary income	2,365,045
Undistributed long-term capital gain	40,299,622
Other temporary differences	(80,704)
Total distributable earnings (loss)	$937,412,179
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
15

MFS Utilities Fund
Notes to Financial Statements  - continued
	Year ended 10/31/24	Year ended 10/31/23
Class A	$93,170,331	$160,751,122
Class B	703,087	2,313,008
Class C	3,236,710	7,771,832
Class I	32,249,302	62,204,043
Class R1	222,035	422,727
Class R2	1,595,227	3,216,519
Class R3	9,246,180	18,299,129
Class R4	1,110,344	2,046,142
Class R6	5,162,113	8,607,582
Total	$146,695,329	$265,632,104
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $3 billion	0.60%
In excess of $3 billion and up to $10 billion	0.55%
In excess of $10 billion	0.50%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until February 28, 2026. For the year ended October 31, 2024, this management fee reduction amounted to $335,589, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the year ended October 31, 2024 was equivalent to an annual effective rate of 0.59% of the fund's average daily net assets.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $65,094 for the year ended October 31, 2024, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
16

MFS Utilities Fund
Notes to Financial Statements  - continued
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 4,130,234
Class B	0.75%	0.25%	1.00%	1.00%	118,416
Class C	0.75%	0.25%	1.00%	1.00%	617,261
Class R1	0.75%	0.25%	1.00%	1.00%	44,001
Class R2	0.25%	0.25%	0.50%	0.50%	134,135
Class R3	—	0.25%	0.25%	0.25%	397,800
Total Distribution and Service Fees					$5,441,847
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the year ended October 31, 2024 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the year ended October 31, 2024, this rebate amounted to $1,079, $1, $9, and $9 for Class A, Class C, Class R2, and Class R3 shares, respectively, and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the year ended October 31, 2024, were as follows:
Amount
Class A	$3,378
Class B	4,125
Class C	3,863
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the year ended October 31, 2024, the fee was $528,455, which equated to 0.0206% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the year ended October 31, 2024, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $2,368,905.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the year ended October 31, 2024 was equivalent to an annual effective rate of 0.0146% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
MFS purchased or redeemed fund shares on the dates indicated:
17

MFS Utilities Fund
Notes to Financial Statements  - continued
Date	Transaction	Class	Shares	Amount
8/19/2024	Redemption	Class I	7	$160
8/19/2024	Redemption	Class R1	4	101
8/19/2024	Redemption	Class R2	6	144
8/19/2024	Redemption	Class R3	4	81
8/19/2024	Redemption	Class R4	5	120
During the year ended October 31, 2024, pursuant to a policy adopted by the Board of Trustees and designed to comply with Rule 17a-7 under the Investment Company Act of 1940 (the “Act”) and relevant guidance, the fund engaged in sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) which amounted to $12,867,353. The sales transactions resulted in net realized gains (losses) of $(7,441,979).
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the year ended October 31, 2024, this reimbursement amounted to $41,641, which is included in “Other” income in the Statement of Operations.
(4)  Portfolio Securities
For the year ended October 31, 2024, purchases and sales of investments, other than short-term obligations, aggregated $151,519,763 and $564,211,436, respectively.
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Year ended 10/31/24		Year ended 10/31/23
	Shares	Amount	Shares	Amount
Shares sold
Class A	3,138,783	$67,484,887	4,796,589	$106,992,035
Class B	1,495	32,997	7,536	171,909
Class C	250,229	5,377,271	375,446	8,322,311
Class I	3,328,422	72,272,917	4,578,967	102,594,336
Class R1	29,039	620,923	38,303	828,926
Class R2	189,658	4,074,200	287,270	6,376,483
Class R3	672,015	14,708,167	988,153	22,030,961
Class R4	148,466	3,102,759	221,473	4,921,731
Class R6	1,012,284	22,324,525	1,831,292	40,481,361
	8,770,391	$189,998,646	13,125,029	$292,720,053
Shares issued to shareholders in reinvestment of distributions
Class A	4,111,311	$87,845,022	6,714,491	$151,749,623
Class B	32,672	691,342	98,094	2,218,952
Class C	148,940	3,154,617	335,224	7,572,693
Class I	1,352,850	29,073,408	2,485,945	56,454,099
Class R1	10,524	222,035	18,818	422,727
Class R2	74,904	1,590,931	142,325	3,209,777
Class R3	433,301	9,245,175	810,072	18,299,128
Class R4	48,001	1,027,316	84,021	1,900,015
Class R6	200,957	4,324,384	314,707	7,136,290
	6,413,460	$137,174,230	11,003,697	$248,963,304
18

MFS Utilities Fund
Notes to Financial Statements  - continued
	Year ended 10/31/24		Year ended 10/31/23
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(14,582,277)	$(311,066,478)	(12,945,924)	$(284,475,630)
Class B	(449,972)	(9,484,343)	(716,557)	(15,787,942)
Class C	(1,219,812)	(25,859,932)	(1,957,718)	(43,300,133)
Class I	(8,716,344)	(185,766,005)	(10,870,683)	(238,097,656)
Class R1	(65,086)	(1,363,951)	(64,602)	(1,408,134)
Class R2	(718,778)	(15,037,705)	(628,944)	(13,853,428)
Class R3	(2,501,780)	(53,098,866)	(3,068,105)	(67,178,020)
Class R4	(324,364)	(7,123,136)	(432,874)	(9,511,513)
Class R6	(1,243,603)	(26,935,995)	(2,084,437)	(44,887,693)
	(29,822,016)	$(635,736,411)	(32,769,844)	$(718,500,149)
Net change
Class A	(7,332,183)	$(155,736,569)	(1,434,844)	$(25,733,972)
Class B	(415,805)	(8,760,004)	(610,927)	(13,397,081)
Class C	(820,643)	(17,328,044)	(1,247,048)	(27,405,129)
Class I	(4,035,072)	(84,419,680)	(3,805,771)	(79,049,221)
Class R1	(25,523)	(520,993)	(7,481)	(156,481)
Class R2	(454,216)	(9,372,574)	(199,349)	(4,267,168)
Class R3	(1,396,464)	(29,145,524)	(1,269,880)	(26,847,931)
Class R4	(127,897)	(2,993,061)	(127,380)	(2,689,767)
Class R6	(30,362)	(287,086)	61,562	2,729,958
	(14,638,165)	$(308,563,535)	(8,641,118)	$(176,816,792)
Effective June 1, 2019, purchases of the funds Class B shares were closed to new and existing investors subject to certain exceptions. Effective September 29, 2023, purchases of Class R1 and R2 shares were closed to new eligible investors.
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 13, 2025 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the year ended October 31, 2024, the fund’s commitment fee and interest expense were $12,340 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the year ended October 31, 2024:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$28,401,929	$382,745,126	$398,482,147	$3,110	$510	$12,668,528

19

MFS Utilities Fund
Notes to Financial Statements  - continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$781,487	$—
20

MFS Utilities Fund
Report of Independent Registered Public Accounting Firm
To the Shareholders of MFS Utilities Fund and the Board of Trustees of MFS Series Trust VI
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of MFS Utilities Fund (the “Fund”) (one of the funds constituting MFS Series Trust VI (the “Trust”)), including the portfolio of investments, as of October 31, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting MFS Series Trust VI) at October 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
/s/ Ernst & Young LLP
We have served as the auditor of one or more MFS investment companies since 1993.
Boston, Massachusetts
December 20, 2024
21

MFS Utilities Fund
Federal Tax Information (unaudited)
The fund will notify shareholders of amounts for use in preparing 2024 income tax forms in January 2025. The following information is provided pursuant to provisions of the Internal Revenue Code.
The fund designates the maximum amount allowable as qualified dividend income eligible to be taxed at the same rate as long-term capital gain.
The fund designates $104,523,000 as capital gain dividends paid during the fiscal year.
For corporate shareholders, 100.00% of the ordinary income dividends paid during the prior calendar year qualify for the corporate dividends received deduction.
The fund designates the maximum amount allowable as Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
22

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Utilities Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Utilities Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Utilities Fund.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
23

MFS Utilities Fund
Board Review of Investment Advisory Agreement
MFS Utilities Fund
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS.  The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting.  In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2024 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”).  The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings.  The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant.  The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review.  As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2023 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds.  The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor.  Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.  It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods.  The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2023, which the Trustees believed was a long enough period to reflect differing market conditions.  The total return performance of the Fund’s Class I shares was in the 1st quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers).  The total return performance of the Fund’s Class I shares was in the 1st quintile for the one-year period and the 2nd quintile for the three-year period ended December 31, 2023 relative to the Broadridge performance universe.  Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance.  After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
24

MFS Utilities Fund
Board Review of Investment Advisory Agreement - continued
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class I shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge.  The Trustees considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each approximately at the Broadridge expense group median.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole.  They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $3 billion and $10 billion.  The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level.  The group fee waiver is reviewed and renewed annually between the Board and MFS.  The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund.  The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies.  In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc.  The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS.  The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians.  The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds.  The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2024.
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ITEM 12.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 16.  CONTROLS AND PROCEDURES.

  Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the Registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

  There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17.  DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable to the Registrant.

ITEM 19.  EXHIBITS.

  Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit:  Attached hereto as EX-99.COE.

  Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

  A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2):  Attached hereto as EX-99.302CERT.

  Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

  Change in the registrant's independent public accountant.  Not applicable.

  If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit.  A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section.  Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Attached hereto as EX-99.906CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  MFS SERIES TRUST VI

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President

Date:   December 20, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President (Principal Executive Officer)

Date:  December 20, 2024

By (Signature and Title)*

/S/ KASEY L. PHILLIPS

Kasey L. Phillips, Treasurer (Principal Financial Officer and Accounting Officer)

Date:  December 20, 2024

*  Print name and title of each signing officer under his or her signature.